UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor
New York, NY 10158
(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Lithium & Battery Tech ETF

Ticker: LIT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Lithium & Battery Tech ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/lit/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Lithium & Battery Tech ETF	$34	0.75%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$832,580,474	48	$3,937,027	13.61%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

China 41.4%
United States 19.5%
South Korea 12.4%
Australia 9.0%
Japan 8.5%
Chile 5.5%
Canada 1.4%
Netherlands 0.6%
France 0.5%
Brazil 0.5%
Repurchase Agreements 4.4%

Value	Value
Repurchase Agreements	4.4%
Brazil	0.5%
France	0.5%
Netherlands	0.6%
Canada	1.4%
Chile	5.5%
Japan	8.5%
Australia	9.0%
South Korea	12.4%
United States	19.5%
China	41.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Albemarle	7.8%
Sociedad Quimica y Minera de Chile ADR	5.5%
Tesla	4.4%
TDK	4.3%
Panasonic Holdings	4.2%
Tianqi Lithium, Cl A	4.0%
Sunwoda Electronic, Cl A	4.0%
Contemporary Amperex Technology, Cl A	3.9%
Ecopro	3.9%
Eve Energy, Cl A	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/lit/

GX-SA-LIT-2025

Global X Funds

Global X SuperDividend® ETF

Ticker: SDIV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X SuperDividend® ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdiv/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® ETF	$29	0.58%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$785,951,108	114	$2,200,069	43.36%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
28.9%
China
9.8%
Hong Kong
9.2%
Brazil
8.3%
Norway
7.5%
United Kingdom
4.2%
Indonesia
3.7%
Israel
3.7%
Greece
3.2%
South Africa
3.1%
Singapore
3.0%
Other Countries
14.3%
Repurchase Agreements
5.8%
Futures Contracts
0.1%

Value	Value
Futures Contracts	0.1%
Repurchase Agreements	5.8%
Other Countries	14.3%
Singapore	3.0%
South Africa	3.1%
Greece	3.2%
Israel	3.7%
Indonesia	3.7%
United Kingdom	4.2%
Norway	7.5%
Brazil	8.3%
Hong Kong	9.2%
China	9.8%
United States	28.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bright Smart Securities & Commodities Group	2.7%
Marfrig Global Foods	1.5%
Ardagh Metal Packaging	1.4%
Proximus	1.4%
SES, Cl A	1.3%
OPAP	1.3%
Phoenix Group Holdings PLC	1.2%
Chongqing Rural Commercial Bank, Cl H	1.2%
Enagas	1.2%
Kerry Properties	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdiv/

GX-SA-SDIV-2025

Global X Funds

Global X Social Media ETF

Ticker: SOCL

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Social Media ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/socl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Social Media ETF	$33	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$114,309,262	55	$379,878	5.58%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
44.4%
China
35.8%
South Korea
12.4%
Japan
5.2%
Germany
0.7%
United Kingdom
0.4%
Singapore
0.4%
United Arab Emirates
0.3%
Repurchase Agreements
2.4%

Value	Value
Repurchase Agreements	2.4%
United Arab Emirates	0.3%
Singapore	0.4%
United Kingdom	0.4%
Germany	0.7%
Japan	5.2%
South Korea	12.4%
China	35.8%
United States	44.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	9.9%
Meta Platforms, Cl A	9.8%
NAVER	8.5%
Kuaishou Technology, Cl B	7.4%
Pinterest, Cl A	6.3%
Reddit, Cl A	5.4%
Spotify Technology	5.0%
NetEase ADR	4.8%
Baidu ADR	4.6%
Alphabet, Cl A	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/socl/

GX-SA-SOCL-2025

Global X Funds

Global X Guru® Index ETF

Ticker: GURU

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Guru® Index ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/guru/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Guru® Index ETF	$37	0.75%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,688,446	84	$172,726	58.07%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Health Care 23.8%
Information Technology 14.9%
Consumer Discretionary 14.0%
Industrials 12.3%
Financials 10.8%
Consumer Staples 5.2%
Communication Services 4.8%
Materials 4.2%
Utilities 3.9%
Energy 3.6%
Real Estate 2.5%
Repurchase Agreement 0.9%
Short-Term Investment 0.6%

Value	Value
Short-Term Investment	0.6%
Repurchase Agreement	0.9%
Real Estate	2.5%
Energy	3.6%
Utilities	3.9%
Materials	4.2%
Communication Services	4.8%
Consumer Staples	5.2%
Financials	10.8%
Industrials	12.3%
Consumer Discretionary	14.0%
Information Technology	14.9%
Health Care	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Exelixis	1.5%
United States Steel	1.5%
HEICO, Cl A	1.5%
American International Group	1.5%
PG&E	1.4%
Albertsons, Cl A	1.4%
Tenet Healthcare	1.4%
Eli Lilly	1.4%
GoDaddy, Cl A	1.4%
AerCap Holdings	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/guru/

GX-SA-GURU-2025

Global X Funds

Global X SuperIncome™ Preferred ETF

Ticker: SPFF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X SuperIncome™ Preferred ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/spff/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperIncome™ Preferred ETF	$23	0.48%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$130,570,209	52	$338,637	48.84%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
99.6%
Short-Term Investment
0.2%
Repurchase Agreement
0.2%

Value	Value
Repurchase Agreement	0.2%
Short-Term Investment	0.2%
United States	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Albemarle	4.6%
Hewlett Packard Enterprise	4.5%
Ares Management	4.4%
KKR	4.4%
PG&E	4.4%
Wells Fargo	3.9%
Apollo Global Management	3.4%
Bank of America	3.4%
M&T Bank	2.9%
MicroStrategy	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/spff/

GX-SA-SPFF-2025

Global X Funds

Global X SuperDividend® U.S. ETF

Ticker: DIV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X SuperDividend® U.S. ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/div/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® U.S. ETF	$22	0.45%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$638,521,027	55	$1,447,475	27.69%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Energy
22.3%
Real Estate
18.0%
Utilities
15.2%
Consumer Staples
11.6%
Materials
8.2%
Industrials
7.4%
Communication Services
5.9%
Financials
5.6%
Health Care
3.8%
Consumer Discretionary
1.7%
Repurchase Agreements
1.7%

Value	Value
Repurchase Agreements	1.7%
Consumer Discretionary	1.7%
Health Care	3.8%
Financials	5.6%
Communication Services	5.9%
Industrials	7.4%
Materials	8.2%
Consumer Staples	11.6%
Utilities	15.2%
Real Estate	18.0%
Energy	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ardagh Metal Packaging	3.0%
B&G Foods	2.4%
Philip Morris International	2.4%
Altria Group	2.4%
Avista	2.4%
National Health Investors	2.3%
Universal	2.3%
Northwestern Energy Group	2.3%
Omega Healthcare Investors	2.3%
Verizon Communications	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/div/

GX-SA-DIV-2025

Global X Funds

Global X MSCI SuperDividend® Emerging Markets ETF

Ticker: SDEM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® Emerging Markets ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sdem/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® Emerging Markets ETF	$35	0.67%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,813,372	56	$112,974	27.45%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

China 34.0%
Brazil 12.0%
Czech Republic 6.0%
Poland 5.1%
India 5.1%
Greece 5.0%
Saudi Arabia 4.8%
Colombia 4.3%
Thailand 3.9%
South Africa 3.4%
Romania 2.2%
Turkey 2.2%
Other Countries 10.8%
Repurchase Agreement 0.5%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Repurchase Agreement	0.5%
Other Countries	10.8%
Turkey	2.2%
Romania	2.2%
South Africa	3.4%
Thailand	3.9%
Colombia	4.3%
Saudi Arabia	4.8%
Greece	5.0%
India	5.1%
Poland	5.1%
Czech Republic	6.0%
Brazil	12.0%
China	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Moneta Money Bank	3.0%
Komercni Banka	2.9%
OPAP	2.8%
Chow Tai Fook Jewellery Group	2.8%
Powszechny Zaklad Ubezpieczen	2.7%
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	2.6%
China CITIC Bank, Cl H	2.6%
HLA Group, Cl A	2.5%
SCB X NVDR	2.5%
Santander Bank Polska	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sdem/

GX-SA-SDEM-2025

Global X Funds

Global X SuperDividend® REIT ETF

Ticker: SRET

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X SuperDividend® REIT ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sret/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X SuperDividend® REIT ETF	$29	0.58%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$180,989,305	31	$557,129	42.42%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

United States
68.0%
Singapore
16.9%
United Kingdom
3.7%
Hong Kong
3.7%
Canada
3.5%
South Africa
3.5%
Futures Contracts
0.0%

Value	Value
Futures Contracts	0.0%
South Africa	3.5%
Canada	3.5%
Hong Kong	3.7%
United Kingdom	3.7%
Singapore	16.9%
United States	68.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
LondonMetric Property	3.7%
Link REIT	3.7%
CapitaLand Integrated Commercial Trust	3.7%
WP Carey	3.7%
SmartCentres Real Estate Investment Trust,	3.5%
Realty Income	3.5%
CapitaLand Ascendas REIT	3.4%
Growthpoint Properties	3.4%
Omega Healthcare Investors	3.4%
Frasers Logistics & Commercial Trust,	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sret/

GX-SA-SRET-2025

Global X Funds

Global X Renewable Energy Producers ETF

Ticker: RNRG

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Renewable Energy Producers ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rnrg. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Renewable Energy Producers ETF	$31	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,637,589	42	$88,498	16.53%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Utilities
96.6%
Repurchase Agreements
3.4%
Industrials
2.2%
Energy
0.8%
Rights
0.0%

Value	Value
Rights	0.0%
Energy	0.8%
Industrials	2.2%
Repurchase Agreements	3.4%
Utilities	96.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Centrais Eletricas Brasileiras	8.2%
Orsted	6.9%
EDP Renovaveis	6.5%
Verbund	6.3%
Meridian Energy	6.2%
Engie Brasil Energia	5.8%
Brookfield Renewable Partners, Cl A	5.2%
Ormat Technologies	4.7%
Mercury NZ	4.5%
Contact Energy	4.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rnrg

GX-SA-RNRG-2025

Global X Funds

Global X S&P 500® Catholic Values ETF

Ticker: CATH

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500® Catholic Values ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cath/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Catholic Values ETF	$14	0.29%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$869,663,035	439	$1,320,132	3.07%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
30.3%
Financials
14.2%
Health Care
11.2%
Consumer Discretionary
10.3%
Communication Services
9.3%
Industrials
8.5%
Consumer Staples
6.1%
Energy
3.1%
Utilities
2.6%
Real Estate
2.3%
Materials
2.0%

Value	Value
Materials	2.0%
Real Estate	2.3%
Utilities	2.6%
Energy	3.1%
Consumer Staples	6.1%
Industrials	8.5%
Communication Services	9.3%
Consumer Discretionary	10.3%
Health Care	11.2%
Financials	14.2%
Information Technology	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.9%
Microsoft	6.3%
NVIDIA	5.8%
Tesla	2.7%
Meta Platforms, Cl A	2.5%
Alphabet, Cl A	2.0%
Broadcom	1.9%
JPMorgan Chase	1.7%
Alphabet, Cl C	1.6%
Costco Wholesale	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cath/

GX-SA-CATH-2025

Global X Funds

Global X MSCI SuperDividend® EAFE ETF

Ticker: EFAS

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X MSCI SuperDividend® EAFE ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/efas/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI SuperDividend® EAFE ETF	$30	0.55%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,669,083	50	$24,586	10.34%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom 16.6%
Italy 13.0%
Hong Kong 12.2%
France 10.9%
Spain 8.4%
Norway 7.6%
Germany 4.8%
Netherlands 4.1%
Japan 4.0%
Australia 3.2%
Finland 3.1%
Switzerland 2.2%
Other Countries 8.5%

Value	Value
Other Countries	8.5%
Switzerland	2.2%
Finland	3.1%
Australia	3.2%
Japan	4.0%
Netherlands	4.1%
Germany	4.8%
Norway	7.6%
Spain	8.4%
France	10.9%
Hong Kong	12.2%
Italy	13.0%
United Kingdom	16.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Imperial Brands	3.1%
ACS Actividades de Construccion y Servicios	2.8%
Banco BPM	2.6%
Hongkong Land Holdings	2.6%
British American Tobacco PLC	2.5%
Poste Italiane	2.5%
Klepierre	2.4%
Generali	2.4%
Telenor	2.4%
CaixaBank	2.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/efas/

GX-SA-EFAS-2025

Global X Funds

Global X E-commerce ETF

Ticker: EBIZ

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X E-commerce ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ebiz/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X E-commerce ETF	$25	0.50%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,996,084	45	$167,105	10.85%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Consumer Discretionary
65.7%
Communication Services
10.9%
Information Technology
8.5%
Industrials
7.3%
Repurchase Agreements
4.2%
Real Estate
4.1%
Consumer Staples
2.9%
Financials
0.5%

Value	Value
Financials	0.5%
Consumer Staples	2.9%
Real Estate	4.1%
Repurchase Agreements	4.2%
Industrials	7.3%
Information Technology	8.5%
Communication Services	10.9%
Consumer Discretionary	65.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alibaba Group Holding ADR	5.9%
MercadoLibre	5.1%
Sea ADR	4.9%
Carvana, Cl A	4.6%
RB Global	4.6%
Booking Holdings	4.3%
PDD Holdings ADR	4.2%
eBay	4.2%
NetEase ADR	4.2%
Rakuten Group	4.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ebiz/

GX-SA-EBIZ-2025

Global X Funds

Global X S&P Catholic Values Developed ex-U.S. ETF

Ticker: CEFA

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P Catholic Values Developed ex-U.S. ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/cefa/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P Catholic Values Developed ex-U.S. ETF	$18	0.35%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,599,300	363	$30,143	5.78%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials 23.6%
Industrials 16.2%
Health Care 12.9%
Consumer Discretionary 11.0%
Consumer Staples 8.9%
Information Technology 8.8%
Materials 5.1%
Communication Services 4.6%
Energy 3.8%
Utilities 3.2%
Real Estate 1.2%
Rights 0.0%

Value	Value
Rights	0.0%
Real Estate	1.2%
Utilities	3.2%
Energy	3.8%
Communication Services	4.6%
Materials	5.1%
Information Technology	8.8%
Consumer Staples	8.9%
Consumer Discretionary	11.0%
Health Care	12.9%
Industrials	16.2%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
EssilorLuxottica	2.4%
CSL	2.2%
SAP	2.0%
Toyota Motor	1.8%
Unilever PLC	1.8%
ASML Holding	1.8%
Siemens	1.6%
Alcon	1.4%
HSBC Holdings	1.3%
Shell	1.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/cefa/

GX-SA-CEFA-2025

Global X Funds

Global X NASDAQ 100® Tail Risk ETF

Ticker: QTR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Tail Risk ETF	$12	0.25%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,315,499	103	$3,727	4.86%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 49.1%
Communication Services 15.5%
Consumer Discretionary 13.6%
Consumer Staples 6.1%
Health Care 5.6%
Industrials 4.9%
Utilities 1.5%
Materials 1.4%
Purchased Options 1.1%
Energy 0.5%
Financials 0.4%
Real Estate 0.2%

Value	Value
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Purchased Options	1.1%
Materials	1.4%
Utilities	1.5%
Industrials	4.9%
Health Care	5.6%
Consumer Staples	6.1%
Consumer Discretionary	13.6%
Communication Services	15.5%
Information Technology	49.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.7%
Microsoft	8.0%
NVIDIA	7.3%
Amazon.com	5.4%
Broadcom	4.1%
Netflix	3.3%
Meta Platforms, Cl A	3.3%
Costco Wholesale	3.0%
Tesla	2.8%
Alphabet, Cl A	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qtr/

GX-SA-QTR-2025

Global X Funds

Global X NASDAQ 100® Collar 95-110 ETF

Ticker: QCLR

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X NASDAQ 100® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/qclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X NASDAQ 100® Collar 95-110 ETF	$12	0.25%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,218,527	105	$2,429	6.48%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 48.9%
Communication Services 15.4%
Consumer Discretionary 13.5%
Consumer Staples 6.1%
Health Care 5.5%
Industrials 4.9%
Purchased Options 2.0%
Utilities 1.5%
Materials 1.4%
Energy 0.5%
Financials 0.4%
Real Estate 0.2%
Written Options -0.4%

Value	Value
Written Options	-0.4%
Real Estate	0.2%
Financials	0.4%
Energy	0.5%
Materials	1.4%
Utilities	1.5%
Purchased Options	2.0%
Industrials	4.9%
Health Care	5.5%
Consumer Staples	6.1%
Consumer Discretionary	13.5%
Communication Services	15.4%
Information Technology	48.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	8.7%
Microsoft	8.0%
NVIDIA	7.3%
Amazon.com	5.3%
Broadcom	4.1%
Meta Platforms, Cl A	3.3%
Netflix	3.3%
Costco Wholesale	3.0%
Tesla	2.8%
Alphabet, Cl A	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/qclr/

GX-SA-QCLR-2025

Global X Funds

Global X S&P 500® Tail Risk ETF

Ticker: XTR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500® Tail Risk ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xtr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Tail Risk ETF	$12	0.25%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,812,975	504	$2,558	1.66%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 30.1%
Financials 14.3%
Health Care 10.7%
Consumer Discretionary 10.3%
Communication Services 9.2%
Industrials 8.5%
Consumer Staples 6.1%
Energy 3.1%
Utilities 2.5%
Real Estate 2.2%
Materials 2.0%
Purchased Options 0.9%

Value	Value
Purchased Options	0.9%
Materials	2.0%
Real Estate	2.2%
Utilities	2.5%
Energy	3.1%
Consumer Staples	6.1%
Industrials	8.5%
Communication Services	9.2%
Consumer Discretionary	10.3%
Health Care	10.7%
Financials	14.3%
Information Technology	30.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.7%
Microsoft	6.2%
NVIDIA	5.6%
Amazon.com	3.7%
Meta Platforms, Cl A	2.5%
Berkshire Hathaway, Cl B	2.1%
Alphabet, Cl A	1.9%
Broadcom	1.9%
Tesla	1.7%
Alphabet, Cl C	1.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xtr/

GX-SA-XTR-2025

Global X Funds

Global X S&P 500® Collar 95-110 ETF

Ticker: XCLR

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500® Collar 95-110 ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/xclr/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X S&P 500® Collar 95-110 ETF	$13	0.25%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,873,936	504	$3,585	22.79%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology 29.8%
Financials 14.2%
Health Care 10.6%
Consumer Discretionary 10.0%
Communication Services 9.0%
Industrials 8.5%
Consumer Staples 6.0%
Energy 3.1%
Utilities 2.5%
Real Estate 2.3%
Materials 1.9%
Purchased Option 1.9%
Communication Serivces 0.1%
Consumer Discreationary 0.1%
Written Option -0.1%

Value	Value
Written Option	-0.1%
Consumer Discreationary	0.1%
Communication Serivces	0.1%
Purchased Option	1.9%
Materials	1.9%
Real Estate	2.3%
Utilities	2.5%
Energy	3.1%
Consumer Staples	6.0%
Industrials	8.5%
Communication Services	9.0%
Consumer Discretionary	10.0%
Health Care	10.6%
Financials	14.2%
Information Technology	29.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	6.6%
Microsoft	6.1%
NVIDIA	5.5%
Amazon.com	3.6%
Meta Platforms, Cl A	2.5%
Berkshire Hathaway, Cl B	2.0%
Alphabet, Cl A	1.9%
Broadcom	1.9%
Purchased Option - S&P 500 Index, $5,360, 06/20/25	1.8%
Tesla	1.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/xclr/

GX-SA-XCLR-2025

Global X Funds

Global X Disruptive Materials ETF

Ticker: DMAT

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Disruptive Materials ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/dmat/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Disruptive Materials ETF	$28	0.59%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,133,272	48	$14,393	15.91%

What did the Fund invest in?

Country WeightingsFootnote Reference*

China
33.2%
South Africa
15.7%
United States
13.1%
Australia
11.5%
Mexico
8.3%
Japan
6.0%
Chile
3.9%
Sweden
3.8%
Canada
2.8%
France
0.8%
Indonesia
0.5%

Value	Value
Indonesia	0.5%
France	0.8%
Canada	2.8%
Sweden	3.8%
Chile	3.9%
Japan	6.0%
Mexico	8.3%
Australia	11.5%
United States	13.1%
South Africa	15.7%
China	33.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
China Northern Rare Earth Group High-Tech, Cl A	4.4%
Sumitomo Metal Mining	4.3%
Grupo Mexico, Cl B	4.3%
Rio Tinto	4.2%
Zhejiang Huayou Cobalt, Cl A	4.1%
Southern Copper	4.0%
Freeport-McMoRan	4.0%
Anglo American PLC	4.0%
Antofagasta PLC	3.9%
Boliden	3.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/dmat/

GX-SA-DMAT-2025

Global X Funds

Global X Russell 2000 ETF

Ticker: RSSL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X Russell 2000 ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rssl/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Russell 2000 ETF	$4	0.08%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,415,840,885	1,940	$594,299	4.37%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Financials 19.9%
Industrials 17.6%
Health Care 17.1%
Information Technology 12.6%
Consumer Discretionary 9.1%
Real Estate 6.2%
Energy 4.4%
Materials 3.8%
Consumer Staples 3.3%
Utilities 3.3%
Communication Services 2.5%
Repurchase Agreement 1.1%
Short-Term Investment 0.8%
Futures Contracts 0.0%
Right 0.0%

Value	Value
Right	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.8%
Repurchase Agreement	1.1%
Communication Services	2.5%
Utilities	3.3%
Consumer Staples	3.3%
Materials	3.8%
Energy	4.4%
Real Estate	6.2%
Consumer Discretionary	9.1%
Information Technology	12.6%
Health Care	17.1%
Industrials	17.6%
Financials	19.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprouts Farmers Market	0.7%
Insmed	0.5%
FTAI Aviation	0.5%
Carpenter Technology	0.4%
Applied Industrial Technologies	0.4%
SouthState	0.4%
Mueller Industries	0.4%
Rocket Lab USA	0.3%
Halozyme Therapeutics	0.3%
ExlService Holdings	0.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rssl/

GX-SA-RSSL-2025

Global X Funds

Global X U.S. Electrification ETF

Ticker: ZAP

Principal Listing Exchange: Nasdaq

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X U.S. Electrification ETF (the "Fund") for the period from December 17, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/zap/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. Electrification ETF	$19	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,085,593	46	$97,635	8.46%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Utilities
80.6%
Industrials
19.2%
Consumer Discretionary
0.1%

Value	Value
Consumer Discretionary	0.1%
Industrials	19.2%
Utilities	80.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vistra	4.4%
Eaton PLC	4.3%
Quanta Services	4.3%
Constellation Energy	4.2%
AMETEK	4.2%
Dominion Energy	4.0%
National Grid ADR	3.9%
NextEra Energy	3.9%
Xcel Energy	3.9%
Ameren	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/zap/

GX-SA-ZAP-2025

Global X Funds

Global X S&P 500 U.S. Market Leaders Top 50 ETF

Ticker: FLAG

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500 U.S. Market Leaders Top 50 ETF (the "Fund") for the period from April 15, 2025 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/flag/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Market Leaders Top 50 ETF	$1	0.29%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,556,730	50	$276	1.13%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Health Care
29.4%
Information Technology
19.7%
Consumer Discretionary
15.6%
Financials
12.0%
Consumer Staples
10.1%
Industrials
6.4%
Communication Services
6.3%
Energy
0.4%

Value	Value
Energy	0.4%
Communication Services	6.3%
Industrials	6.4%
Consumer Staples	10.1%
Financials	12.0%
Consumer Discretionary	15.6%
Information Technology	19.7%
Health Care	29.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Berkshire Hathaway, Cl B	5.3%
Eli Lilly	5.3%
AbbVie	5.0%
Johnson & Johnson	4.9%
Walmart	4.7%
Home Depot	4.1%
Microsoft	4.1%
Cisco Systems	3.8%
UnitedHealth Group	3.7%
Amazon.com	3.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/flag/

GX-SA-FLAG-2025

Global X Funds

Global X S&P 500 U.S. Revenue Leaders ETF

Ticker: EGLE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about the Global X S&P 500 U.S. Revenue Leaders ETF (the "Fund") for the period from April 15, 2025 to April 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/egle. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X S&P 500 U.S. Revenue Leaders ETF	$1	0.19%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,568,767	368	$181	3.22%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology 26.3%
Financials 16.9%
Health Care 14.2%
Consumer Discretionary 11.2%
Industrials 10.2%
Consumer Staples 5.7%
Communication Services 4.6%
Utilities 4.1%
Real Estate 3.3%
Energy 2.3%
Materials 1.1%

Value	Value
Materials	1.1%
Energy	2.3%
Real Estate	3.3%
Utilities	4.1%
Communication Services	4.6%
Consumer Staples	5.7%
Industrials	10.2%
Consumer Discretionary	11.2%
Health Care	14.2%
Financials	16.9%
Information Technology	26.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	9.4%
Amazon.com	5.8%
Berkshire Hathaway, Cl B	3.1%
Eli Lilly	2.4%
JPMorgan Chase	2.2%
Salesforce	1.8%
Palantir Technologies, Cl A	1.7%
Cisco Systems	1.6%
Oracle	1.6%
Costco Wholesale	1.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/egle

GX-SA-EGLE-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X SuperDividend® ETF (ticker: SDIV)
Global X Social Media ETF (ticker: SOCL)
Global X Guru® Index ETF (ticker: GURU)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X E-commerce ETF (ticker: EBIZ)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X Disruptive Materials ETF (ticker: DMAT)
Global X Russell 2000 ETF (ticker: RSSL)
Global X U.S. Electrification ETF (ticker: ZAP)
Global X S&P 500 U.S. Market Leaders Top 50 ETF (ticker: FLAG)
Global X S&P 500 U.S. Revenue Leaders ETF (ticker: EGLE)

Semi-Annual Financials and Other Information

April 30, 2025

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.2%
AUSTRALIA — 9.0%
Materials — 9.0%
ESG Minerals *(A)	397,586	$31,799
IGO	6,354,822	15,939,203
ioneer * (B)	16,793,564	1,558,074
Liontown Resources * (B)	13,434,643	4,512,971
Mineral Resources *	1,598,288	21,056,614
Pilbara Minerals *	27,793,511	26,764,372
Sayona Mining * (B)	91,970,049	1,118,091
Vulcan Energy Resources * (B)	1,292,887	4,012,171

TOTAL AUSTRALIA		74,993,295
BRAZIL — 0.5%
Materials — 0.5%
Sigma Lithium * (B)	550,330	4,424,653

CANADA — 1.4%
Materials — 1.4%
Lithium Americas * (B)	1,711,367	4,906,257
Lithium Americas Argentina * (B)	1,217,560	2,503,345
Patriot Battery Metals * (B)	1,184,068	2,031,594
Standard Lithium * (B)	1,455,445	2,149,503

TOTAL CANADA		11,590,699
CHILE — 5.5%
Materials — 5.5%
Sociedad Quimica y Minera de Chile ADR (B)	1,345,025	45,999,855

CHINA — 41.4%
Consumer Discretionary — 3.9%
BYD, Cl H	675,674	32,255,860

Industrials — 16.2%
Contemporary Amperex Technology, Cl A	1,026,909	32,685,672
Eve Energy, Cl A	5,752,988	32,493,641
Jiangxi Special Electric Motor, Cl A *	12,623,840	12,114,943
Sunwoda Electronic, Cl A	12,579,591	32,896,637

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Wuxi Lead Intelligent Equipment, Cl A	9,001,739	$24,654,161
		134,845,054
Information Technology — 3.6%
NAURA Technology Group, Cl A	493,341	30,588,607

Materials — 17.7%
Ganfeng Lithium Group, Cl A	7,528,700	31,002,113
Guangzhou Tinci Materials Technology, Cl A	10,362,285	24,904,133
Shanghai Putailai New Energy Technology, Cl A	9,077,115	20,979,253
Sinomine Resource Group, Cl A	4,682,586	18,760,732
Tianqi Lithium, Cl A	8,382,688	33,204,812
Yunnan Energy New Material, Cl A	4,837,759	18,424,617
		147,275,660
TOTAL CHINA		344,965,181
FRANCE — 0.5%
Materials — 0.5%
Eramet (B)	80,390	4,441,235

JAPAN — 8.5%
Consumer Discretionary — 4.2%
Panasonic Holdings	3,047,760	35,062,915

Information Technology — 4.3%
TDK	3,329,190	35,511,515

TOTAL JAPAN		70,574,430
NETHERLANDS — 0.6%
Materials — 0.6%
AMG Critical Materials (B)	283,549	5,044,381

SOUTH KOREA — 12.3%
Industrials — 8.8%
Ecopro *	456,166	32,571,825
L&F *	234,627	10,695,624

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LG Energy Solution *	131,426	$30,001,925
		73,269,374
Information Technology — 3.5%
Samsung SDI	230,981	28,598,422

TOTAL SOUTH KOREA		101,867,796
UNITED STATES — 19.5%
Consumer Discretionary — 7.9%
Lucid Group * (B)	11,241,910	28,217,194
Tesla *	131,158	37,007,541
		65,224,735
Industrials — 3.8%
EnerSys	366,243	31,716,644

Materials — 7.8%
Albemarle	1,108,751	64,917,371

TOTAL UNITED STATES		161,858,750
TOTAL COMMON STOCK (Cost $1,238,489,850)		825,760,275

	Number of Rights
RIGHT — 0.1%
South Korea — 0.1%
Samsung SDI Expires 05/25/2025	23,712	574,660

TOTAL RIGHT (Cost $–)		574,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — 4.4%
Bank of America Securities, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,816,920 (collateralized by various U.S. Government Obligations, ranging in par value $4,577 - $1,316,853, 2.000% - 6.000%, 05/01/2036 - 04/01/2055, with a total market value of $2,861,266)	$2,816,577	$2,816,577
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $8,654,650 (collateralized by various U.S. Treasury Obligations, ranging in par value $415,987 - $4,929,630, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $8,703,532)	8,653,602	8,653,602
Daiwa Capital Markets America, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $7,105,073 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $526 - $1,480,663, 1.500% - 7.500%, 04/30/2027 - 05/01/2055, with a total market value of $7,216,846)	7,104,211	7,104,211
HSBC Securities USA, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,608,864 (collateralized by various U.S. Treasury Obligations, ranging in par value $14,904 - $4,379,787, 0.000% - 3.625%, 04/15/2028 - 11/15/2054, with a total market value of $3,677,872)	3,608,426	3,608,426
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $5,045,790 (collateralized by various U.S. Government Obligations, ranging in par value $605 - $1,995,102, 1.170% - 6.500%, 05/01/2028 - 04/01/2055, with a total market value of $5,130,040)	5,045,176	5,045,176

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $4,744,126 (collateralized by various U.S. Treasury Obligations, ranging in par value $846 - $970,258, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $4,801,530)	$4,743,552	$4,743,552
Nomura Securities International, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $1,793,696 (collateralized by various U.S. Government Obligations, ranging in par value $1,051 - $669,180, 2.000% - 6.848%, 10/01/2030 - 01/01/2059, with a total market value of $1,823,533)	1,793,479	1,793,479
RBC Dominion Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,059,188 (collateralized by various U.S. Government Obligations, ranging in par value $386 - $5,184,223, 2.000% - 7.500%, 01/01/2034 - 09/15/2059, with a total market value of $3,109,679)	3,058,817	3,058,817
TOTAL REPURCHASE AGREEMENTS (Cost $36,823,840)		36,823,840
TOTAL INVESTMENTS — 103.7% (Cost $1,275,313,690)		$863,158,775

Percentages are based on Net Assets of $832,580,474.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $39,949,292.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $36,823,840. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $6,039,462.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$825,728,476	$—	$31,799	$825,760,275
Right	574,660	—	—	574,660
Repurchase Agreements	—	36,823,840	—	36,823,840
Total Investments in Securities	$826,303,136	$36,823,840	$31,799	$863,158,775

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 97.1%
AUSTRALIA — 1.1%
Industrials — 1.1%
McMillan Shakespeare	907,446	$8,883,608

BELGIUM — 1.4%
Communication Services — 1.4%
Proximus	1,407,604	10,832,646

BRAZIL — 6.5%
Consumer Discretionary — 1.0%
Vulcabras	2,662,660	7,901,347

Consumer Staples — 1.5%
Marfrig Global Foods	3,130,400	11,877,096

Energy — 0.8%
Petroreconcavo S	2,911,100	6,602,346

Materials — 3.2%
Cia Siderurgica Nacional	5,175,200	8,501,318
CSN Mineracao	8,252,700	8,950,362
Vale	814,400	7,603,982
		25,055,662
TOTAL BRAZIL		51,436,451
CANADA — 1.8%
Energy — 0.9%
Cardinal Energy (A)	1,747,817	7,263,064

Real Estate — 0.9%
Allied Properties Real Estate Investment Trust ‡	656,695	7,292,913

TOTAL CANADA		14,555,977
CHINA — 9.8%
Communication Services — 1.1%
CITIC Telecom International Holdings	27,053,600	8,233,264

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.1%
Sun Art Retail Group	37,595,100	$8,968,875

Energy — 1.0%
Yankuang Energy Group, Cl H (A)	7,662,900	8,013,994

Financials — 2.3%
Chongqing Rural Commercial Bank, Cl H	12,738,800	9,774,184
Far East Horizon (A)	10,977,600	8,507,792
		18,281,976
Industrials — 0.9%
Greentown Management Holdings (A)	20,627,000	7,075,428

Materials — 1.1%
Shougang Fushan Resources Group	26,138,130	8,291,720

Real Estate — 2.3%
C&D International Investment Group (A)	4,270,300	8,931,908
Sunac Services Holdings	37,514,900	8,901,365
		17,833,273
TOTAL CHINA		76,698,530
COLOMBIA — 0.8%
Energy — 0.8%
Ecopetrol ADR (A)	773,445	6,272,639

FRANCE — 1.0%
Real Estate — 1.0%
ICADE ‡	328,017	7,793,061

GREECE — 3.2%
Consumer Discretionary — 1.3%
OPAP	446,345	9,929,489

Energy — 1.0%
HELLENiQ ENERGY Holdings	946,070	8,200,277

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.9%
Star Bulk Carriers	492,411	$7,258,138

TOTAL GREECE		25,387,904
HONG KONG — 9.2%
Communication Services — 1.2%
PCCW	14,029,500	9,353,362

Financials — 2.7%
Bright Smart Securities & Commodities Group	24,218,000	21,392,613

Information Technology — 1.0%
VTech Holdings	1,120,700	7,543,882

Real Estate — 4.3%
Hang Lung Group	5,749,000	8,258,715
Hang Lung Properties	9,763,400	8,020,021
Hysan Development	5,153,600	8,413,553
Kerry Properties	4,019,600	9,444,223
		34,136,512
TOTAL HONG KONG		72,426,369
INDONESIA — 3.7%
Energy — 2.7%
Adaro Energy	57,555,900	6,587,723
Bukit Asam	47,680,600	7,927,618
Indo Tambangraya Megah	5,033,600	6,671,036
		21,186,377
Industrials — 1.0%
Astra International	27,532,300	7,961,147

TOTAL INDONESIA		29,147,524
ISRAEL — 3.7%
Consumer Discretionary — 1.1%
Delta Israel Brands (A)	387,835	8,740,289

Energy — 1.8%
Energean (A)	632,158	7,447,385

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Oil Refineries	26,279,119	$6,585,938
		14,033,323
Industrials — 0.8%
ZIM Integrated Shipping Services (A)	392,587	6,026,210

TOTAL ISRAEL		28,799,822
JERSEY — 1.1%
Energy — 1.1%
Ithaca Energy	4,728,822	8,425,940

LUXEMBOURG — 1.3%
Communication Services — 1.3%
SES, Cl A (A)	1,916,802	10,149,442

NORWAY — 7.5%
Energy — 4.9%
Avance Gas Holding (A)	1,009,725	380,718
DNO	7,661,949	8,798,354
FLEX LNG (A)	319,082	7,527,144
Frontline (A)	448,619	7,541,285
SFL, Cl B	839,894	6,903,929
Var Energi	2,585,304	7,122,709
		38,274,139
Industrials — 2.6%
Golden Ocean Group (A)	846,492	6,534,918
Stolt-Nielsen	325,395	7,311,225
Wallenius Wilhelmsen, Cl B	895,768	6,456,989
		20,303,132
TOTAL NORWAY		58,577,271
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC (B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Severstal PAO (B)	312,897	$—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 3.0%
Energy — 2.0%
BW LPG (A)	880,721	8,781,774
Hafnia (A)	1,522,097	7,023,403
		15,805,177
Utilities — 1.0%
Kenon Holdings	240,841	7,412,427

TOTAL SINGAPORE		23,217,604
SOUTH AFRICA — 3.1%
Energy — 1.0%
Exxaro Resources	906,781	7,408,739

Real Estate — 2.1%
Growthpoint Properties ‡	11,960,186	8,401,458
Redefine Properties ‡	33,097,491	8,218,228
		16,619,686
TOTAL SOUTH AFRICA		24,028,425
SOUTH KOREA — 0.9%
Consumer Discretionary — 0.9%
Hana Tour Service	203,617	7,434,205

SPAIN — 2.3%
Consumer Discretionary — 1.1%
Neinor Homes	480,668	8,370,846

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.2%
Enagas	618,546	$9,682,140

TOTAL SPAIN		18,052,986
THAILAND — 0.9%
Real Estate — 0.9%
Sansiri NVDR	163,460,600	6,801,683

TÜRKIYE — 1.7%
Energy — 0.9%
Turkiye Petrol Rafinerileri	2,130,953	6,909,297

Industrials — 0.8%
Turk Traktor ve Ziraat Makineleri	433,629	6,849,489

TOTAL TÜRKIYE		13,758,786
UNITED KINGDOM — 4.2%
Energy — 0.9%
Serica Energy	4,368,281	7,433,435

Financials — 3.3%
Abrdn PLC	4,004,076	7,894,020
M&G PLC	2,928,806	8,113,513
Phoenix Group Holdings PLC	1,226,230	9,786,320
		25,793,853
TOTAL UNITED KINGDOM		33,227,288
UNITED STATES — 28.9%
Consumer Discretionary — 0.6%
Kohl’s (A)	675,440	4,525,448

Energy — 1.9%
DHT Holdings	708,340	7,572,154
Nordic American Tankers	3,002,128	7,685,448
		15,257,602
Financials — 20.5%
AGNC Investment ‡	758,891	6,701,008
Annaly Capital Management ‡	371,881	7,288,868

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Commercial Real Estate Finance ‡	781,876	$7,326,178
Arbor Realty Trust ‡	574,278	6,621,425
ARMOUR Residential REIT ‡	413,562	6,811,366
Blackstone Mortgage Trust, Cl A ‡	388,310	7,397,306
BrightSpire Capital, Cl A ‡	1,322,718	6,626,817
Chimera Investment ‡	563,960	6,959,266
Dynex Capital ‡	572,542	7,059,443
Ellington Financial ‡	607,747	7,918,943
Franklin BSP Realty Trust ‡	599,614	6,823,607
Invesco Mortgage Capital ‡	899,218	6,591,268
KKR Real Estate Finance Trust ‡	697,524	6,452,097
MFA Financial ‡	741,263	7,279,203
New York Mortgage Trust ‡	1,288,772	7,565,092
Orchid Island Capital, Cl A ‡	900,822	6,440,877
PennyMac Mortgage Investment Trust ‡	573,105	7,358,668
Ready Capital ‡	1,175,942	5,232,942
Redwood Trust ‡	1,241,198	7,707,840
Rithm Capital ‡	658,991	7,367,519
Starwood Property Trust ‡	398,935	7,655,563
TPG RE Finance Trust ‡	909,827	6,951,078
Two Harbors Investment ‡	583,962	6,931,629
		161,068,003
Industrials — 0.9%
Genco Shipping & Trading	542,646	7,032,692

Materials — 1.4%
Ardagh Metal Packaging	3,012,385	11,175,949

Real Estate — 3.6%
Brandywine Realty Trust ‡	1,625,054	6,435,214
Easterly Government Properties, Cl A ‡	298,444	6,019,615
Global Medical REIT ‡	955,654	7,396,762
Global Net Lease ‡	1,105,378	8,345,604
		28,197,195
TOTAL UNITED STATES		227,256,889
TOTAL COMMON STOCK (Cost $835,866,564)		763,165,050

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
PREFERRED STOCK — 1.8%
BRAZIL — 1.8%
Energy — 0.8%
Petroleo Brasileiro (C)	1,211,500	$6,417,650
Utilities — 1.0%
Cia Energetica de Minas Gerais (C)	3,985,400	7,708,364
TOTAL BRAZIL		14,126,014
TOTAL PREFERRED STOCK (Cost $16,896,515)		14,126,014

	Face Amount
REPURCHASE AGREEMENTS(D) — 5.8%
Bank of America Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,475,809 (collateralized by various U.S. Government Obligations, ranging in par value $5,648 - $1,624,870, 2.000% - 6.000%, 05/01/2036 - 04/01/2055, with a total market value of $3,530,527)	$3,475,386	3,475,386
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $9,487,756 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $880 - $521,578, 0.000% - 7.500%, 05/15/2030 - 04/01/2055, with a total market value of $1,210,991)	9,486,607	9,486,607
Citigroup Global Markets, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $1,192,471 (collateralized by various U.S. Treasury Obligations, ranging in par value $456,031 - $5,404,161, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $9,541,344)	1,192,326	1,192,326

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Daiwa Capital Markets America, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $8,766,979 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $649 - $1,826,996, 1.500% - 7.500%, 04/30/2027 - 05/01/2055, with a total market value of $8,904,896)	$8,765,915	$8,765,915
HSBC Securities USA, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $4,454,211 (collateralized by various U.S. Treasury Obligations, ranging in par value $18,395 - $5,405,716, 0.000% - 3.625%, 04/15/2028 - 11/15/2054, with a total market value of $4,539,383)	4,453,670	4,453,670
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $6,226,020 (collateralized by various U.S. Government Obligations, ranging in par value $747 - $2,461,765, 1.170% - 6.500%, 05/01/2028 - 04/01/2055, with a total market value of $6,329,977)	6,225,263	6,225,263
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $5,856,543 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,045 - $1,197,767, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $5,927,407)	5,855,834	5,855,834
Nomura Securities International, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,213,249 (collateralized by various U.S. Government Obligations, ranging in par value $1,297 - $825,704, 2.000% - 6.848%, 10/01/2030 - 01/01/2059, with a total market value of $2,250,065)	2,212,981	2,212,981

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $3,774,746 (collateralized by various U.S. Government Obligations, ranging in par value $477 - $6,396,836, 2.000% - 7.500%, 01/01/2034 - 09/15/2059, with a total market value of $3,837,046)	$3,774,288	$3,774,288
TOTAL REPURCHASE AGREEMENTS (Cost $45,442,270)		45,442,270
TOTAL INVESTMENTS — 104.7% (Cost $898,205,349)		$822,733,334

Percentages are based on Net Assets of $785,951,108.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	62	Jun-2025	$7,273,019	$7,733,570	$460,551

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $45,628,773.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $45,442,270. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $3,941,659.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$740,426,396	$22,738,654	$ —^	$763,165,050
Preferred Stock	14,126,014	—	—	14,126,014
Repurchase Agreements	—	45,442,270	—	45,442,270
Total Investments in Securities	$754,552,410	$68,180,924	$—	$822,733,334

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$460,551	$—	$—	$460,551
Total Other Financial Instruments	$460,551	$—	$—	$460,551

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 35.8%
Communication Services — 35.5%
Baidu ADR * (A)	60,160	$5,283,251
Bilibili ADR * (A)	139,767	2,445,923
DouYu International Holdings ADR	6,409	47,747
Hello Group ADR	65,009	371,201
HUYA ADR	35,493	133,454
Inkeverse Group	437,000	82,275
JOYY ADR	12,905	531,170
Kuaishou Technology, Cl B *	1,264,988	8,417,267
Meitu (A)	1,432,700	1,010,596
NetEase ADR	51,632	5,527,722
Newborn Town *	270,300	284,776
Tencent Holdings	184,427	11,349,061
Tencent Music Entertainment Group ADR	354,876	4,762,436
Weibo ADR (A)	40,479	327,880
		40,574,759
Consumer Staples — 0.3%
East Buy Holding *	200,000	312,584

TOTAL CHINA		40,887,343
GERMANY — 0.7%
Communication Services — 0.7%
United Internet	35,210	796,097

JAPAN — 5.2%
Communication Services — 5.2%
Anycolor	13,100	339,806
DeNA * (A)	35,196	951,210
giftee	8,724	94,555
Gree	27,637	104,046
Kakaku.com	58,847	1,043,767
MIXI	15,689	348,669
Nexon (A)	196,194	3,087,882

TOTAL JAPAN		5,969,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.4%
Communication Services — 0.4%
Grindr *	21,562	$473,717

SOUTH KOREA — 12.4%
Communication Services — 12.4%
Com2uSCorp	4,236	117,261
Kakao	147,689	3,974,044
NAVER	69,057	9,740,365
SOOP	5,064	292,476

TOTAL SOUTH KOREA		14,124,146
UNITED ARAB EMIRATES — 0.3%
Communication Services — 0.3%
Yalla Group ADR *	43,395	332,840

UNITED KINGDOM — 0.4%
Communication Services — 0.4%
Trustpilot Group *	161,864	483,860

UNITED STATES — 44.4%
Communication Services — 42.0%
Alphabet, Cl A	32,237	5,119,236
Angi, Cl A *	21,476	246,115
Bumble, Cl A *	34,371	145,046
IAC *	32,271	1,127,549
Match Group	110,355	3,273,129
Meta Platforms, Cl A	20,318	11,154,582
Nextdoor Holdings *	91,582	134,625
Pinterest, Cl A *	283,444	7,176,802
Reddit, Cl A *	53,422	6,227,403
Rumble * (A)	102,347	790,119
Snap, Cl A *	529,071	4,211,405
Spotify Technology *	9,338	5,733,345
Trump Media & Technology Group * (A)	49,651	1,218,436
Vimeo *	67,585	340,628

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Yelp, Cl A *	30,762	$1,079,131
		47,977,551
Consumer Discretionary — 0.1%
Groupon, Cl A * (A)	10,175	185,287

Industrials — 0.3%
Fiverr International *	14,681	373,631

Information Technology — 2.0%
Life360, CDI *	99,225	1,392,948
Sprinklr, Cl A *	48,671	374,280
Sprout Social, Cl A *	23,835	498,390
		2,265,618
TOTAL UNITED STATES		50,802,087
TOTAL COMMON STOCK (Cost $153,298,666)		113,870,025

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.4%
Bank of America Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $639,058 (collateralized by various U.S. Treasury Obligations, ranging in par value $146,515 - $727,610, 0.000% - 0.000%, 08/15/2031 - 11/15/2036, with a total market value of $651,760)	$638,980	638,980
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $163,164 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,843 - $92,937, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $164,085)	163,144	163,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 4.350%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $639,057 (collateralized by various U.S. Treasury Obligations, ranging in par value $28,025 - $631,891, 3.875% - 4.000%, 07/31/2029 - 08/15/2034, with a total market value of $646,479)	$638,980	$638,980
Mizuho Securities USA LLC 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $639,057 (collateralized by various U.S. Treasury Obligations, ranging in par value $22,685 - $327,644, 0.750% - 3.500%, 11/15/2025 - 02/15/2033, with a total market value of $647,452)	638,980	638,980
RBC Dominion Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $639,057 (collateralized by various U.S. Treasury Obligations, ranging in par value $258 - $299,938, 0.000% - 4.250%, 04/15/2026 - 08/15/2046, with a total market value of $649,410)	638,980	638,980
TOTAL REPURCHASE AGREEMENTS (Cost $2,719,064)		2,719,064
TOTAL INVESTMENTS — 102.0% (Cost $156,017,730)		$116,589,089

Percentages are based on Net Assets of $114,309,262.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $6,555,102.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $2,719,064. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $3,952,998.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Social Media ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$113,870,025	$—	$—	$113,870,025
Repurchase Agreements	—	2,719,064	—	2,719,064
Total Investments in Securities	$113,870,025	$2,719,064	$—	$116,589,089

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 1.3%
Consumer Discretionary — 1.3%
Alibaba Group Holding ADR	4,650	$555,349

IRELAND — 1.4%
Industrials — 1.4%
AerCap Holdings	5,758	610,348

NETHERLANDS — 1.3%
Health Care — 1.3%
Newamsterdam Pharma *	29,452	563,417

SINGAPORE — 1.3%
Communication Services — 1.3%
Sea ADR *	4,257	570,651

SWITZERLAND — 1.4%
Consumer Discretionary — 1.4%
Sportradar Group, Cl A *	26,229	606,152

TAIWAN — 1.1%
Information Technology — 1.1%
Taiwan Semiconductor Manufacturing ADR	2,911	485,235

UNITED STATES — 92.2%
Communication Services — 3.5%
Alphabet, Cl A	3,231	513,083
Meta Platforms, Cl A	824	452,376
TKO Group Holdings, Cl A	3,429	558,618
		1,524,077
Consumer Discretionary — 11.3%
Amazon.com *	2,603	480,045
Asbury Automotive Group *	1,975	430,826
Chewy, Cl A *	15,504	581,400
Chipotle Mexican Grill, Cl A *	10,830	547,132
Expedia Group	2,890	453,528

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	1,463	$527,397
Lithia Motors, Cl A	1,574	460,804
Modine Manufacturing *	6,429	524,863
Tesla *	1,666	470,079
United Parks & Resorts *	10,985	479,495
		4,955,569
Consumer Staples — 5.2%
Albertsons, Cl A	28,742	631,749
Costco Wholesale	559	555,925
Maplebear *	11,719	467,471
Post Holdings *	5,294	599,122
		2,254,267
Energy — 3.6%
Chesapeake Energy	5,547	576,333
Hess	3,989	514,781
Targa Resources	2,818	481,596
		1,572,710
Financials — 10.8%
American International Group	7,860	640,747
Bank of America	12,682	505,758
Comerica	8,695	467,356
Janus Henderson Group	13,459	446,974
JPMorgan Chase	2,108	515,659
Mastercard, Cl A	1,044	572,175
S&P Global	1,085	542,554
Synchrony Financial	9,037	469,472
Willis Towers Watson PLC	1,832	563,890
		4,724,585
Health Care — 22.5%
Abbott Laboratories	4,558	595,958
Amicus Therapeutics *	59,906	460,078
Apellis Pharmaceuticals *	20,939	402,238
Biohaven *	14,977	331,291
Boston Scientific *	5,602	576,278
Corcept Therapeutics *	8,127	584,169

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	688	$618,478
Exelixis *	17,257	675,612
Globus Medical, Cl A *	6,956	499,232
Incyte *	8,279	518,762
Madrigal Pharmaceuticals *	1,737	580,002
Medtronic PLC	6,895	584,420
MoonLake Immunotherapeutics, Cl A * (A)	13,870	583,650
Neurocrine Biosciences *	5,178	557,619
Nuvalent, Cl A *	7,452	571,941
PTC Therapeutics *	11,938	594,990
Tenet Healthcare *	4,374	625,263
United Therapeutics *	1,582	479,488
		9,839,469
Industrials — 10.9%
Avis Budget Group * (A)	6,112	566,155
Carrier Global	8,862	554,230
Delta Air Lines	9,170	381,747
HEICO, Cl A	3,337	670,503
Howmet Aerospace	4,318	598,388
Quanta Services	2,052	600,600
Simpson Manufacturing	3,343	513,786
TransUnion	6,078	504,231
United Airlines Holdings *	5,714	393,237
		4,782,877
Information Technology — 13.8%
Apple	2,429	516,162
AppLovin, Cl A *	1,189	320,210
Broadcom	2,581	496,765
CyberArk Software *	1,440	507,110
GoDaddy, Cl A *	3,259	613,767
Guidewire Software *	2,740	561,070
Impinj *	5,589	514,915
Microsoft	1,441	569,570
NVIDIA	4,233	461,058
Salesforce	1,794	482,066
Snowflake, Cl A *	3,061	488,199

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	7,854	$488,048
		6,018,940
Materials — 4.2%
Linde PLC	1,267	574,243
Sherwin-Williams	1,671	589,729
United States Steel	15,423	674,139
		1,838,111
Real Estate — 2.5%
ProLogis ‡	4,865	497,203
Welltower ‡	3,913	597,085
		1,094,288
Utilities — 3.9%
PG&E	38,276	632,319
Southwest Gas Holdings	7,571	546,702
Talen Energy *	2,357	506,944
		1,685,965
TOTAL UNITED STATES		40,290,858
TOTAL COMMON STOCK (Cost $43,747,875)		43,682,010

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.260% (Cost $273,941)	273,941	273,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.9%
RBC Capital Markets 4.240%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $388,044 (collateralized by a U.S. Treasury Obligations, par value $392,487, 4.875%, 04/30/2026, with a total market value of $395,921) (Cost $387,999)	$387,999	$387,999
TOTAL INVESTMENTS — 101.5% (Cost $44,409,815)		$44,343,950

Percentages are based on Net Assets of $43,688,446.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $664,260.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $387,999. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2025.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,682,010	$—	$—	$43,682,010
Short-Term Investment	273,941	—	—	273,941
Repurchase Agreement	—	387,999	—	387,999
Total Investments in Securities	$43,955,951	$387,999	$—	$44,343,950

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
UNITED STATES — 99.6%
Communication Services — 1.8%
Telephone and Data Systems, 6.000%	125,212	$2,325,187
Consumer Discretionary — 1.8%
Ford Motor, 6.500%	109,489	2,394,524
Financials — 73.9%
Affiliated Managers Group, 6.750%	81,996	1,942,485
Allstate, 7.375%	114,711	3,042,136
American National Group, 7.375%	54,804	1,365,716
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	54,286	1,441,293
Apollo Global Management, 6.750% *	62,132	4,480,960
Ares Management, 6.750%	117,665	5,809,121
Athene Holding, 7.750%, H15T5Y + 3.962% (A).	62,696	1,574,297
Athene Holding, 6.350%, US0003M + 4.253% (A)	108,545	2,544,295
Banc of California, 7.750%, H15T5Y + 4.820% (A)	93,417	2,314,873
Bank of America, 7.250% *	3,742	4,378,439
Bank of America, 4.750%	33,387	647,708
Bank of America, 4.250%	62,951	1,082,757
Capital One Financial, 4.375%	123,043	2,048,666
Charles Schwab, 4.450% (B)	108,623	2,107,286
Citizens Financial Group, 7.375%	72,400	1,901,948
Corebridge Financial, 6.375%	110,245	2,630,446
Enstar Group, 7.000%, US0003M + 4.015% (A)	70,815	1,509,776
F&G Annuities & Life, 7.300%	68,531	1,605,681
Flagstar Financial, 6.375%, US0003M + 3.821% (A)	93,055	2,073,265
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	99,713	2,587,552
JPMorgan Chase, 4.625%	111,603	2,176,258
JPMorgan Chase, 4.550% (B)	90,493	1,732,036
JPMorgan Chase, 4.200%	121,010	2,153,978
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	109,234	2,679,510
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	90,802	2,293,659
KKR, 6.250%	120,900	5,794,737
Lincoln National, 9.000%	91,142	2,471,771
M&T Bank, 7.500%	142,930	3,814,802
Morgan Stanley, 6.500%	86,520	2,170,787
Morgan Stanley, 5.850% (A)	87,045	1,975,921

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.250%	112,337	$1,925,456
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	91,234	2,280,850
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	90,199	2,076,381
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	84,907	2,071,731
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	91,307	2,303,676
Synovus Financial, 8.397%, H15T5Y + 4.127% (A)	63,772	1,625,548
US Bancorp, 4.500%	81,526	1,513,123
US Bancorp, 4.000%	136,059	2,215,041
Wells Fargo, 7.500% *	4,424	5,140,688
Wells Fargo, 4.250%	55,716	944,386
		96,449,039
Industrials — 1.4%
Chart Industries, 6.750% *	35,869	1,898,188
Information Technology — 6.9%
Hewlett Packard Enterprise, 7.625% *	116,914	5,869,083
MicroStrategy, 8.000%	35,163	3,147,088
		9,016,171
Materials — 4.6%
Albemarle, 7.250% *	194,989	5,972,513
Utilities — 9.2%
PG&E, 6.000%	131,703	5,727,764
SCE Trust VII, 7.500%	96,546	2,225,385
SCE Trust VIII, 6.950%	62,877	1,378,893
Southern, 6.500%	102,712	2,622,237
		11,954,279
TOTAL UNITED STATES		130,009,901
TOTAL PREFERRED STOCK (Cost $133,180,745)		130,009,901

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.260% (Cost $224,200)	224,200	224,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2025 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.2%
RBC Capital Markets 4.240%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $317,585 (collateralized by a U.S. Treasury Obligations, par value $321,221, 4.875%, 04/30/2026, with a total market value of $324,032) (Cost $317,548)	$317,548	$317,548
TOTAL INVESTMENTS — 100.0% (Cost $133,722,493)		$130,551,649

Percentages are based on Net Assets of $130,570,209.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $519,058.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $317,548. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2025.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$130,009,901	$—	$—	$130,009,901
Short-Term Investment	224,200	—	—	224,200
Repurchase Agreement	—	317,548	—	317,548
Total Investments in Securities	$130,234,101	$317,548	$—	$130,551,649

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 82.0%
NORWAY — 5.6%
Energy — 3.9%
FLEX LNG (A)	565,001	$13,328,374
SFL, Cl B	1,387,298	11,403,589
		24,731,963
Industrials — 1.7%
Golden Ocean Group (A)	1,409,032	10,877,727

TOTAL NORWAY		35,609,690
UNITED KINGDOM — 2.0%
Industrials — 2.0%
Global Ship Lease, Cl A	591,623	12,731,727

UNITED STATES — 74.4%
Communication Services — 5.9%
AT&T	516,264	14,300,513
Cogent Communications Holdings	161,133	8,757,578
Verizon Communications	326,664	14,392,816
		37,450,907
Consumer Discretionary — 1.7%
Wendy’s	898,651	11,233,137

Consumer Staples — 11.6%
Altria Group	255,388	15,106,200
B&G Foods	2,256,536	15,547,533
Kraft Heinz	458,838	13,352,186
Philip Morris International	90,469	15,502,768
Universal	255,481	14,886,878
		74,395,565
Energy — 4.6%
Chord Energy	120,032	10,830,487
Civitas Resources	263,716	7,186,261
TXO Partners	690,841	11,467,961
		29,484,709

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.6%
Orchid Island Capital, Cl A ‡	1,539,486	$11,007,325
TFS Financial	983,285	12,743,374
Western Union	1,240,398	12,292,344
		36,043,043
Health Care — 3.8%
Organon (A)	870,182	11,251,453
Pfizer	527,006	12,864,217
		24,115,670
Industrials — 3.7%
Ennis	650,179	11,670,713
Genco Shipping & Trading	907,146	11,756,612
		23,427,325
Materials — 6.2%
Ardagh Metal Packaging	5,118,464	18,989,501
Dow	338,408	10,351,901
LyondellBasell Industries, Cl A	171,890	10,005,717
		39,347,119
Real Estate — 18.0%
Alexander’s ‡	66,574	13,740,873
CBL & Associates Properties ‡	419,928	9,855,710
Community Healthcare Trust ‡	679,008	11,597,457
Easterly Government Properties, Cl A ‡	504,548	10,176,741
Gaming and Leisure Properties ‡	274,188	13,122,638
LTC Properties ‡	386,692	13,870,642
National Health Investors ‡	196,951	14,903,282
Omega Healthcare Investors ‡	373,139	14,571,078
Universal Health Realty Income Trust ‡	344,865	13,177,292
		115,015,713
Utilities — 13.3%
Avista	362,650	15,039,096
Dominion Energy	241,837	13,151,096
Evergy	200,878	13,880,670
Northwest Natural Holding	326,734	14,082,235
Northwestern Energy Group	253,340	14,751,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Spire	179,989	$13,776,358
		84,681,443
TOTAL UNITED STATES		475,194,631
TOTAL COMMON STOCK (Cost $559,329,053)		523,536,048

MASTER LIMITED PARTNERSHIPS — 17.7%
UNITED STATES — 17.7%
Energy — 13.8%
Alliance Resource Partners	502,871	13,300,938
Black Stone Minerals	899,843	12,696,785
CrossAmerica Partners	592,157	14,111,101
Dorchester Minerals Partners	420,476	12,050,842
Global Partners (B)	226,234	11,601,279
MPLX	246,560	12,557,301
USA Compression Partners	471,814	11,512,262
		87,830,508
Materials — 2.0%
Westlake Chemical Partners	562,517	13,157,273
Utilities — 1.9%
Suburban Propane Partners (B)	605,723	12,096,288
TOTAL UNITED STATES		113,084,069
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $72,668,030)		113,084,069

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.7%
Bank of America Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,125,357 (collateralized by various U.S. Treasury Obligations, ranging in par value $487,274 - $2,419,860, 0.000%, 08/15/2031 - 11/15/2036, with a total market value of $2,167,601)	$2,125,099	2,125,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,048,855 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $152 - $426,971, 1.500% - 7.500%, 04/30/2027 - 05/01/2055, with a total market value of $2,081,086)	$2,048,606	$2,048,606
HSBC Securities USA, Inc. 4.380%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $1,455,029 (collateralized by various U.S. Treasury Obligations, ranging in par value $88,602 - $1,279,689, 0.750% - 3.500%, 11/15/2025 - 02/15/2033, with a total market value of $2,528,769)	1,454,852	1,454,852
Mizuho Securities USA LLC 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,495,983 (collateralized by various U.S. Government Obligations, ranging in par value $175 - $575,318, 1.170% - 6.500%, 05/01/2028 - 04/01/2055, with a total market value of $1,479,324)	2,495,681	2,495,681
RBC Dominion Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $2,495,983 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,008 - $1,171,476, 0.000% - 4.250%, 04/15/2026 - 08/15/2046, with a total market value of $2,536,416)	2,495,681	2,495,681
TOTAL REPURCHASE AGREEMENTS (Cost $10,619,919)		10,619,919
TOTAL INVESTMENTS — 101.4% (Cost $642,617,002)		$647,240,036

Percentages are based on Net Assets of $638,521,027.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® U.S. ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $10,448,983.
(B)	Affiliated investment.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $10,619,919. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $0.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$523,536,048	$—	$—	$523,536,048
Master Limited Partnerships	113,084,069	—	—	113,084,069
Repurchase Agreements	—	10,619,919	—	10,619,919
Total Investments in Securities	$636,620,117	$10,619,919	$—	$647,240,036

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Global Partners

$12,020,333	$6,911,158	$(9,045,026)	$838,057	$876,757	$11,601,279	$—	$—
Suburban Propane Partners

11,503,270	6,191,282	(6,750,129)	1,038,198	113,667	12,096,288	—	—
Totals:

$23,523,603	$13,102,440	$(15,795,155)	$1,876,255	$990,424	$23,697,567	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 93.1%
BRAZIL — 10.1%
Communication Services — 1.8%
TIM	196,500	$657,731

Consumer Discretionary — 1.2%
Vibra Energia	138,100	458,593

Financials — 5.5%
Banco Bradesco	257,000	555,183
Banco do Brasil	140,200	716,428
Caixa Seguridade Participacoes S	260,500	752,778
		2,024,389
Materials — 1.6%
Vale	63,100	589,159

TOTAL BRAZIL		3,729,872
CHINA — 34.0%
Consumer Discretionary — 5.2%
Chow Tai Fook Jewellery Group	756,400	1,012,474
HLA Group, Cl A	808,040	922,116
		1,934,590
Energy — 3.4%
Inner Mongolia Yitai Coal, Cl B	345,100	686,059
PetroChina, Cl H	759,200	581,537
		1,267,596
Financials — 9.4%
Bank of China, Cl H	1,501,900	840,554
Bank of Communications, Cl H	954,180	836,709
China CITIC Bank, Cl H	1,188,000	939,100
China Construction Bank, Cl H	1,013,800	834,080
		3,450,443
Industrials — 4.4%
Jiangsu Expressway, Cl H	620,000	771,532
Yutong Bus, Cl A	227,000	836,441
		1,607,973

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 3.1%
Shanghai Baosight Software, Cl B	415,500	$609,954
Xinyi Solar Holdings	1,544,000	515,682
		1,125,636
Materials — 2.6%
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,266,840	944,051

Real Estate — 4.0%
C&D International Investment Group	407,000	851,296
Youngor Fashion, Cl A	613,500	631,787
		1,483,083
Utilities — 1.9%
China Gas Holdings	779,400	705,558

TOTAL CHINA		12,518,930
COLOMBIA — 2.0%
Utilities — 2.0%
Interconexion Electrica ESP	146,115	754,102

CZECHIA — 6.0%
Financials — 6.0%
Komercni Banka	22,352	1,084,903
Moneta Money Bank	180,441	1,113,470

TOTAL CZECHIA		2,198,373
GREECE — 5.0%
Consumer Discretionary — 5.0%
JUMBO	25,883	817,946
OPAP	46,446	1,033,248

TOTAL GREECE		1,851,194
HUNGARY — 2.0%
Energy — 2.0%
MOL Hungarian Oil & Gas	85,903	727,744

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 5.1%
Energy — 5.1%
Bharat Petroleum	173,566	$636,976
Coal India	129,202	589,244
Indian Oil	390,478	637,179

TOTAL INDIA		1,863,399
INDONESIA — 1.8%
Communication Services — 1.8%
Telkom Indonesia Persero	4,182,400	665,153

KUWAIT — 1.9%
Communication Services — 1.9%
Mobile Telecommunications KSCP	441,113	680,961

MEXICO — 1.8%
Real Estate — 1.8%
Fibra Uno Administracion ‡	507,500	655,667

PHILIPPINES — 1.8%
Communication Services — 1.8%
PLDT	28,620	666,118

POLAND — 5.1%
Financials — 5.1%
Powszechny Zaklad Ubezpieczen	63,242	988,960
Santander Bank Polska	5,831	894,478

TOTAL POLAND		1,883,438
ROMANIA — 2.2%
Real Estate — 2.2%
NEPI Rockcastle	106,768	818,337

RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC (A)	1,194,381	—
PhosAgro PJSC GDR *(A)	42	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Severstal PAO (A)	71,665	$—

TOTAL RUSSIA		—
SAUDI ARABIA — 4.8%
Consumer Discretionary — 1.9%
Jarir Marketing	201,256	677,131

Energy — 1.6%
Saudi Arabian Oil	87,347	590,324

Materials — 1.3%
Saudi Aramco Base Oil	18,608	492,622

TOTAL SAUDI ARABIA		1,760,077
SOUTH AFRICA — 3.4%
Financials — 2.2%
Absa Group	88,652	813,562

Materials — 1.2%
Kumba Iron Ore (B)	25,539	444,037

TOTAL SOUTH AFRICA		1,257,599
THAILAND — 3.9%
Energy — 1.4%
PTT Exploration & Production NVDR	178,700	532,275

Financials — 2.5%
SCB X NVDR	258,200	919,796

TOTAL THAILAND		1,452,071
TÜRKIYE — 2.2%
Energy — 1.1%
Turkiye Petrol Rafinerileri	126,388	409,794

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.1%
Yapi ve Kredi Bankasi *	647,417	$383,133

TOTAL TÜRKIYE		792,927
TOTAL COMMON STOCK (Cost $33,406,178)		34,275,962

PREFERRED STOCK — 5.7%
BRAZIL — 1.9%
Utilities — 1.9%
Cia Energetica de Minas Gerais (C)	365,785	707,483
TOTAL BRAZIL		707,483
COLOMBIA — 2.3%
Financials — 2.3%
Bancolombia (C)	81,918	841,681
TOTAL COLOMBIA		841,681
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(C)	3,166,303	—
TOTAL RUSSIA		—
SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Hyundai Motor (C)	5,249	553,518
TOTAL SOUTH KOREA		553,518
TOTAL PREFERRED STOCK (Cost $3,397,487)		2,102,682

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.5%
Natwest Markets Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $166,174 (collateralized by various U.S. Treasury Obligations, ranging in par value $30 - $33,986, 0.000% - 5.500%, 06/03/2025 - 02/15/2046, with a total market value of $168,185) (Cost $166,154)	$166,154	$166,154
TOTAL INVESTMENTS — 99.3% (Cost $36,969,819)		$36,544,798

Percentages are based on Net Assets of $36,813,372.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets	5	Jun-2025	$333,019	$347,700	$14,681

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $333,024.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $166,154. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $177,361.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$34,275,962	$—	$ —^	$34,275,962
Preferred Stock	2,102,682	—	—^	2,102,682
Repurchase Agreement	—	166,154	—	166,154
Total Investments in Securities	$36,378,644	$166,154	$—	$36,544,798

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$14,681	$—	$—	$14,681
Total Other Financial Instruments	$14,681	$—	$—	$14,681

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.3%
CANADA — 3.5%
Real Estate — 3.5%
SmartCentres Real Estate Investment Trust ‡	345,376	$6,373,441

HONG KONG — 3.7%
Real Estate — 3.7%
Link REIT ‡	1,425,300	6,681,065

SINGAPORE — 16.9%
Real Estate — 16.9%
CapitaLand Ascendas REIT ‡	3,064,700	6,243,472
CapitaLand Integrated Commercial Trust ‡	4,054,300	6,675,917
Frasers Logistics & Commercial Trust ‡	8,985,646	6,159,266
Mapletree Logistics Trust ‡	6,277,600	5,384,784
Mapletree Pan Asia Commercial Trust ‡	6,589,400	6,156,903

TOTAL SINGAPORE		30,620,342
SOUTH AFRICA — 3.5%
Real Estate — 3.5%
Growthpoint Properties ‡	8,833,807	6,205,327

UNITED KINGDOM — 3.7%
Real Estate — 3.7%
LondonMetric Property ‡	2,601,545	6,682,211

UNITED STATES — 68.0%
Financials — 34.8%
AGNC Investment ‡	607,353	5,362,927
Annaly Capital Management ‡	300,993	5,899,463
Apollo Commercial Real Estate Finance ‡	656,581	6,152,164
ARMOUR Residential REIT ‡	318,116	5,239,371
Dynex Capital ‡	465,422	5,738,653
Ellington Financial ‡	469,428	6,116,647
Ladder Capital, Cl A ‡	530,139	5,534,651
Orchid Island Capital, Cl A ‡	741,388	5,300,924
PennyMac Mortgage Investment Trust ‡	466,160	5,985,494
Rithm Capital ‡	518,866	5,800,922

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Starwood Property Trust ‡	305,381	$5,860,261
		62,991,477
Real Estate — 33.2%
Broadstone Net Lease, Cl A ‡	365,546	5,914,534
CTO Realty Growth ‡	302,881	5,533,636
EPR Properties ‡	123,289	6,101,573
Gaming and Leisure Properties ‡	122,173	5,847,200
Getty Realty ‡	192,049	5,375,451
LTC Properties ‡	171,272	6,143,527
NNN REIT ‡	148,077	6,087,445
Omega Healthcare Investors ‡	158,288	6,181,146
Realty Income ‡	108,360	6,269,710
WP Carey ‡	106,113	6,625,696
		60,079,918
TOTAL UNITED STATES		123,071,395
TOTAL COMMON STOCK (Cost $180,277,929)		179,633,781
TOTAL INVESTMENTS — 99.3% (Cost $180,277,929)		$179,633,781

Percentages are based on Net Assets of $180,989,305.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Dow Jones U.S. Real Estate Index Futures	36	Jun-2025	$1,241,363	$1,292,760	$51,397

‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$179,633,781	$—	$—	$179,633,781
Total Investments in Securities	$179,633,781	$—	$—	$179,633,781

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$51,397	$—	$—	$51,397
Total Other Financial Instruments	$51,397	$—	$—	$51,397

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.4%
AUSTRIA — 6.3%
Utilities — 6.3%
Verbund	18,450	$1,419,876

BRAZIL — 15.2%
Utilities — 15.2%
Centrais Eletricas Brasileiras	240,555	1,867,452
Engie Brasil Energia	178,284	1,309,087
Serena Energia *	149,962	259,587

TOTAL BRAZIL		3,436,126
CANADA — 8.4%
Utilities — 8.4%
Boralex, Cl A	24,911	552,215
Innergex Renewable Energy	49,232	484,015
Northland Power (A)	62,997	854,220

TOTAL CANADA		1,890,450
CHINA — 4.6%
Utilities — 4.6%
China Datang Renewable Power, Cl H	595,600	166,667
China Longyuan Power Group, Cl H	806,200	638,331
Xinyi Energy Holdings (A)	2,008,600	238,296

TOTAL CHINA		1,043,294
DENMARK — 6.9%
Utilities — 6.9%
Orsted *	39,431	1,572,327

GERMANY — 0.8%
Energy — 0.8%
Verbio (A)	15,190	179,061

INDIA — 1.7%
Utilities — 1.7%
ReNew Energy Global PLC, Cl A *	61,821	394,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 3.7%
Utilities — 3.7%
Barito Renewables Energy	2,287,900	$830,398

ISRAEL — 3.8%
Utilities — 3.8%
Energix-Renewable Energies	134,165	396,701
Enlight Renewable Energy *	28,952	467,893

TOTAL ISRAEL		864,594
ITALY — 3.3%
Utilities — 3.3%
ERG	36,495	747,158

JAPAN — 1.0%
Industrials — 0.5%
West Holdings	10,871	120,340

Utilities — 0.5%
RENOVA * (A)	21,455	98,070

TOTAL JAPAN		218,410
NEW ZEALAND — 15.2%
Utilities — 15.2%
Contact Energy (A)	192,995	1,014,763
Mercury NZ	308,637	1,022,037
Meridian Energy	429,218	1,395,864

TOTAL NEW ZEALAND		3,432,664
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *(B)	271,804,543	—

SOUTH AFRICA — 1.3%
Utilities — 1.3%
Scatec *	38,594	294,202

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 7.5%
Utilities — 7.5%
EDP Renovaveis (A)	156,532	$1,468,878
Solaria Energia y Medio Ambiente * (A)	30,333	228,747

TOTAL SPAIN		1,697,625
THAILAND — 0.5%
Utilities — 0.5%
Energy Absolute NVDR *	1,755,430	114,559

TURKIYE — 1.2%
Utilities — 1.2%
Akfen Yenilenebilir Enerji *	283,281	132,213
Aydem Yenilenebilir Enerji	164,882	68,165
Galata Wind Enerji	131,016	80,123

TOTAL TURKIYE		280,501
UNITED KINGDOM — 3.2%
Utilities — 3.2%
Drax Group	89,292	735,881

UNITED STATES — 9.8%
Industrials — 1.7%
Sunrun *	54,439	375,085

Utilities — 8.1%
Clearway Energy, Cl C	20,091	589,470
NextEra Energy Partners	22,370	184,329
Ormat Technologies	14,686	1,066,203
Sunnova Energy International *	26,870	5,065
		1,845,067
TOTAL UNITED STATES		2,220,152
TOTAL COMMON STOCK (Cost $49,087,975)		21,371,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 5.2%
CANADA — 5.2%
Utilities — 5.2%
Brookfield Renewable Partners, Cl A	51,055	$1,171,312
TOTAL MASTER LIMITED PARTNERSHIP (Cost $806,692)		1,171,312

	Number of Rights
RIGHTS — 0.0%
Portugal — 0.0%
EDP Renovaveis#	156,532	16,014
(Cost $–)		16,014

	Face Amount
REPURCHASE AGREEMENTS(C) — 3.4%
Bank of America Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $249,030 (collateralized by various U.S. Treasury Obligations, ranging in par value $57,094 - $283,537, 0.000%, 08/15/2031 - 11/15/2036, with a total market value of $253,980)	$249,000	249,000
Deutsche Bank Securities, Inc. 4.350%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $16,378 (collateralized by various U.S. Treasury Obligations, ranging in par value $718 - $16,194, 3.875% - 4.000%, 07/31/2029 - 08/15/2034, with a total market value of $16,568)	16,376	16,376
Mizuho Securities USA LLC 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $249,030 (collateralized by various U.S. Treasury Obligations, ranging in par value $8,840 - $127,678, 0.750% - 3.500%, 11/15/2025 - 02/15/2033, with a total market value of $252,301)	249,000	249,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $249,030 (collateralized by various U.S. Treasury Obligations, ranging in par value $101 - $116,881, 0.000% - 4.250%, 04/15/2026 - 08/15/2046, with a total market value of $253,064)	$249,000	$249,000
TOTAL REPURCHASE AGREEMENTS (Cost $763,376)		763,376
TOTAL INVESTMENTS — 103.0% (Cost $50,658,043)		$23,322,398

Percentages are based on Net Assets of $22,637,589.

*	Non-income producing security.
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $968,833.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $763,376. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $269,812.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$20,507,102	$864,594	$	—^	$21,371,696
Master Limited Partnership	1,171,312	—		—	1,171,312
Rights	16,014	—		—	16,014
Repurchase Agreements	—	763,376		—	763,376
Total Investments in Securities	$21,694,428	$1,627,970		$—	$23,322,398

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Renewable Energy Producers ETF

the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	11,713	$3,503,944

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	6,599	376,539

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,776	880,265

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	5,688	832,609

UNITED STATES — 99.3%
Communication Services — 9.3%
Alphabet, Cl A	107,523	17,074,652
Alphabet, Cl C	87,131	14,018,507
AT&T	131,951	3,655,043
Charter Communications, Cl A *	1,808	708,483
Comcast, Cl A	69,575	2,379,465
Electronic Arts	4,434	643,329
Fox, Cl A	4,052	201,749
Fox, Cl B	2,435	112,594
Interpublic Group	6,897	173,253
Live Nation Entertainment *	2,691	356,423
Match Group	5,283	156,694
Meta Platforms, Cl A	40,392	22,175,208
Netflix *	7,909	8,950,773
News, Cl A	6,968	188,972
News, Cl B	2,635	82,792
Omnicom Group	3,627	276,232
Paramount Global, Cl B	11,523	135,280
Take-Two Interactive Software *	3,030	706,960
T-Mobile US	8,848	2,185,014
Verizon Communications	77,535	3,416,192

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney	33,399	$3,037,639
Warner Bros Discovery *	44,027	381,714
		81,016,968
Consumer Discretionary — 10.3%
Airbnb, Cl A *	12,994	1,584,228
AutoZone *	498	1,873,775
Best Buy	5,629	375,398
Booking Holdings	1,002	5,109,479
CarMax *	4,646	300,457
Carnival *	29,048	532,740
Chipotle Mexican Grill, Cl A *	39,882	2,014,839
Darden Restaurants	3,546	711,469
Deckers Outdoor *	4,488	497,405
Domino’s Pizza	1,051	515,379
DR Horton	8,534	1,078,186
eBay	14,233	970,121
Expedia Group	3,620	568,087
Ford Motor	113,751	1,138,648
Garmin	4,528	846,147
General Motors	29,867	1,351,183
Genuine Parts	4,063	477,606
Hasbro	3,805	235,529
Hilton Worldwide Holdings	7,278	1,641,043
Home Depot	29,793	10,740,079
Lennar, Cl A	7,050	765,700
LKQ	7,329	280,041
Lowe’s	16,948	3,788,895
Lululemon Athletica *	3,241	877,566
Marriott International, Cl A	6,812	1,625,207
McDonald’s	21,517	6,877,909
Mohawk Industries *	1,627	173,031
NIKE, Cl B	35,453	1,999,549
Norwegian Cruise Line Holdings *	12,346	197,906
NVR *	86	612,814
O’Reilly Automotive *	1,698	2,403,010
Pool	1,088	318,936
PulteGroup	6,031	618,660
Ross Stores	9,815	1,364,285

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Royal Caribbean Cruises	7,436	$1,598,071
Starbucks	34,093	2,729,145
Tapestry	6,777	478,795
Tesla *	83,950	23,687,332
TJX	33,744	4,342,178
Tractor Supply	15,605	789,925
Ulta Beauty *	1,440	569,722
Yum! Brands	8,194	1,232,705
		89,893,180
Consumer Staples — 6.1%
Archer-Daniels-Midland	13,348	637,367
Brown-Forman, Cl B	4,935	171,935
Bunge Global	3,841	302,364
Campbell Soup	5,414	197,394
Clorox	3,430	488,089
Colgate-Palmolive	23,264	2,144,708
Conagra Brands	14,184	350,487
Constellation Brands, Cl A	4,439	832,490
Costco Wholesale	12,767	12,696,781
Dollar General	6,073	568,979
Dollar Tree *	5,808	474,920
Estee Lauder, Cl A	6,486	388,901
General Mills	15,687	890,080
Hormel Foods	8,365	250,114
J M Smucker	2,926	340,206
Kellanova	7,502	620,941
Keurig Dr Pepper	34,162	1,181,664
Kimberly-Clark	9,468	1,247,693
Kraft Heinz	24,808	721,913
Kroger	18,800	1,357,548
Lamb Weston Holdings	4,101	216,574
McCormick	6,990	535,853
Molson Coors Beverage, Cl B	4,717	271,369
Monster Beverage *	19,837	1,192,600
Procter & Gamble	67,458	10,966,647
Sysco	13,864	989,890
Tyson Foods, Cl A	7,939	486,184
Walgreens Boots Alliance	20,635	226,366

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	124,796	$12,136,411
		52,886,468
Energy — 3.1%
APA	6,373	99,036
Baker Hughes, Cl A	18,279	647,077
Chevron	30,832	4,195,002
ConocoPhillips	23,532	2,097,172
Coterra Energy	14,583	358,158
Devon Energy	12,260	372,827
Diamondback Energy	3,452	455,699
EOG Resources	10,471	1,155,265
EQT	11,233	555,360
Exxon Mobil	80,236	8,475,329
Halliburton	17,277	342,430
Hess	5,263	679,190
Kinder Morgan	35,458	932,545
Marathon Petroleum	5,836	801,925
Occidental Petroleum	12,892	508,074
ONEOK	11,707	961,847
Phillips 66	7,703	801,574
Schlumberger	26,030	865,497
Targa Resources	3,965	677,618
Texas Pacific Land	334	430,483
Valero Energy	5,883	682,957
Williams	22,331	1,307,927
		27,402,992
Financials — 14.2%
Aflac	10,787	1,172,331
Allstate	5,618	1,114,555
American Express	11,797	3,142,839
American International Group	12,739	1,038,483
Ameriprise Financial	2,017	950,047
Aon PLC, Cl A	4,535	1,608,973
Apollo Global Management	9,432	1,287,279
Arch Capital Group	8,038	728,886
Arthur J Gallagher	5,284	1,694,526
Assurant	1,007	194,089

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	140,381	$5,598,394
Bank of New York Mellon	15,346	1,233,972
BlackRock Funding	3,084	2,819,578
Blackstone	15,402	2,028,597
Brown & Brown	5,067	560,410
Capital One Financial	8,203	1,478,673
Cboe Global Markets	2,063	457,573
Charles Schwab	36,233	2,949,366
Chubb	7,781	2,225,989
Cincinnati Financial	3,084	429,324
Citigroup	39,978	2,733,696
Citizens Financial Group	8,729	322,013
CME Group, Cl A	7,701	2,133,793
Corpay *	1,336	434,694
Discover Financial Services	5,064	925,041
Erie Indemnity, Cl A	524	187,917
FactSet Research Systems	740	319,843
Fidelity National Information Services	11,407	899,784
Fifth Third Bancorp	14,214	510,851
Fiserv *	12,067	2,227,206
Franklin Resources	6,155	115,468
Global Payments	4,919	375,369
Globe Life	2,001	246,803
Goldman Sachs Group	6,648	3,640,112
Hartford Financial Services Group	5,817	713,571
Huntington Bancshares	28,867	419,438
Intercontinental Exchange	12,301	2,066,199
Invesco	6,911	96,270
Jack Henry & Associates	1,411	244,710
JPMorgan Chase	59,296	14,504,988
KeyCorp	18,678	277,182
KKR	14,430	1,648,916
Loews	3,921	340,460
M&T Bank	3,419	580,409
MarketAxess Holdings	771	170,846
Marsh & McLennan	10,524	2,372,846
Mastercard, Cl A	17,252	9,455,131
MetLife	11,903	897,129
Moody’s	3,258	1,476,265

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	26,252	$3,030,006
MSCI, Cl A	1,575	858,548
Nasdaq	8,838	673,544
Northern Trust	4,090	384,378
PayPal Holdings *	21,179	1,394,425
PNC Financial Services Group	8,565	1,376,310
Principal Financial Group	4,150	307,723
Progressive	12,354	3,480,616
Prudential Financial	7,543	774,742
Raymond James Financial	3,664	502,115
Regions Financial	17,836	364,033
S&P Global	6,728	3,364,336
State Street	5,821	512,830
Synchrony Financial	7,684	399,184
T Rowe Price Group	4,386	388,380
Travelers	4,868	1,285,785
Truist Financial	28,702	1,100,435
US Bancorp	33,369	1,346,106
Visa, Cl A	36,575	12,636,663
W R Berkley	5,989	429,351
Wells Fargo	69,716	4,950,533
Willis Towers Watson PLC	2,008	618,062
		123,228,939
Health Care — 11.2%
Align Technology *	3,689	639,304
Amgen	27,922	8,123,068
Baxter International	26,902	838,535
Biogen *	7,633	924,204
Boston Scientific *	76,517	7,871,304
Cardinal Health	12,720	1,797,209
Cencora	8,969	2,624,957
Cigna Group	14,212	4,832,648
CVS Health	65,460	4,366,836
DaVita *	2,559	362,226
Dexcom *	20,550	1,466,859
Edwards Lifesciences *	31,149	2,351,438
Elevance Health	12,026	5,057,895
GE HealthCare Technologies	24,017	1,689,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	64,705	$6,893,671
Henry Schein *	6,566	426,593
Hologic *	12,154	707,363
Humana	6,327	1,659,192
IDEXX Laboratories *	4,340	1,877,701
Incyte *	8,345	522,898
Insulet *	3,689	930,698
Intuitive Surgical *	18,508	9,546,426
IQVIA Holdings *	8,697	1,348,644
Labcorp Holdings	4,406	1,061,890
McKesson	6,504	4,635,986
Medtronic PLC	66,592	5,644,338
Mettler-Toledo International *	1,098	1,175,486
Molina Healthcare *	2,864	936,557
Quest Diagnostics	5,812	1,035,815
ResMed	7,735	1,830,024
Solventum *	7,668	507,008
STERIS PLC	5,170	1,161,906
Stryker	17,849	6,674,098
West Pharmaceutical Services	3,798	802,479
Zimmer Biomet Holdings	10,440	1,075,842
Zoetis, Cl A	23,242	3,635,049
		97,035,263
Industrials — 8.5%
3M	12,469	1,732,069
A O Smith	2,805	190,347
Allegion PLC	2,024	281,741
AMETEK	5,428	920,480
Automatic Data Processing	9,378	2,819,027
Axon Enterprise *	1,689	1,035,864
Broadridge Financial Solutions	2,735	662,964
Builders FirstSource *	2,728	326,351
Carrier Global	19,084	1,193,513
Caterpillar	11,082	3,427,330
CH Robinson Worldwide	2,743	244,731
Cintas	8,034	1,700,637
Copart *	20,509	1,251,664
CSX	44,254	1,242,210

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	3,224	$947,340
Dayforce *	3,578	207,059
Deere	5,806	2,691,429
Delta Air Lines	15,078	627,697
Dover	3,231	551,370
Eaton PLC	9,087	2,674,940
Emerson Electric	13,092	1,376,100
Equifax	2,905	755,678
Expeditors International of Washington	3,363	369,627
Fastenal	13,423	1,086,860
FedEx	5,156	1,084,462
Fortive	8,211	572,225
GE Vernova	6,318	2,342,841
Generac Holdings *	1,374	157,158
General Electric	24,932	5,024,795
Howmet Aerospace	9,570	1,326,211
Hubbell, Cl B	1,255	455,791
IDEX	1,755	305,317
Illinois Tool Works	6,162	1,478,325
Ingersoll Rand	9,459	713,492
JB Hunt Transport Services	1,848	241,312
Johnson Controls International	15,652	1,313,203
Lennox International	749	409,516
Masco	4,914	297,838
Nordson	1,318	249,853
Norfolk Southern	5,300	1,187,465
Old Dominion Freight Line	4,329	663,549
Otis Worldwide	9,388	903,783
PACCAR	12,285	1,108,230
Parker-Hannifin	3,021	1,827,886
Paychex	7,502	1,103,694
Paycom Software	1,096	248,123
Pentair PLC	3,811	345,772
Quanta Services	3,442	1,007,439
Republic Services, Cl A	4,773	1,196,830
Rockwell Automation	2,658	658,333
Rollins	6,700	382,771
Snap-On	1,230	385,986
Southwest Airlines	14,009	391,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Stanley Black & Decker	3,594	$215,712
Trane Technologies PLC	5,172	1,982,479
Uber Technologies *	48,370	3,918,454
Union Pacific	13,937	3,005,653
United Airlines Holdings *	7,416	510,369
United Parcel Service, Cl B	16,784	1,599,515
United Rentals	1,517	957,910
Veralto	5,551	532,341
Verisk Analytics, Cl A	3,199	948,280
Waste Management	8,457	1,973,526
Westinghouse Air Brake Technologies	4,107	758,727
WW Grainger	1,000	1,024,310
Xylem	5,699	687,128
		73,815,324
Information Technology — 29.7%
Adobe *	8,149	3,055,712
Advanced Micro Devices *	30,198	2,939,775
Akamai Technologies *	2,917	235,052
Amphenol, Cl A	22,899	1,762,078
Analog Devices	9,335	1,819,578
ANSYS *	1,677	539,793
Apple	281,916	59,907,150
Applied Materials	15,478	2,332,689
Arista Networks *	19,493	1,603,689
Autodesk *	4,087	1,120,860
Broadcom	88,011	16,939,477
Cadence Design Systems *	5,116	1,523,238
CDW	2,503	401,882
Cisco Systems	74,784	4,317,280
Cognizant Technology Solutions, Cl A	9,703	713,850
Crowdstrike Holdings, Cl A *	4,631	1,986,097
Dell Technologies, Cl C	5,726	525,418
Enphase Energy *	2,662	118,699
EPAM Systems *	1,067	167,423
F5 *	1,140	301,804
Fair Isaac *	449	893,366
First Solar *	2,016	253,653
Fortinet *	11,941	1,238,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gartner *	1,442	$607,197
Gen Digital	10,185	263,486
GoDaddy, Cl A *	2,651	499,263
Hewlett Packard Enterprise	25,279	410,025
HP	16,946	433,309
Intel	80,165	1,611,316
Intuit	5,228	3,280,413
Jabil	1,985	290,922
Juniper Networks	6,225	226,092
Keysight Technologies *	3,207	466,298
KLA	2,511	1,764,455
Lam Research	24,409	1,749,393
Microchip Technology	10,315	475,315
Micron Technology	20,924	1,610,102
Microsoft	139,515	55,144,699
Monolithic Power Systems	902	534,976
Motorola Solutions	3,211	1,414,092
NetApp	3,930	352,717
NVIDIA	459,578	50,057,236
ON Semiconductor *	8,159	323,912
Oracle	30,244	4,255,936
Palantir Technologies, Cl A *	38,491	4,558,874
Palo Alto Networks *	12,242	2,288,397
PTC *	2,207	342,019
QUALCOMM	20,831	3,092,570
Roper Technologies	1,990	1,114,559
Salesforce	17,928	4,817,433
Seagate Technology Holdings	4,085	371,858
ServiceNow *	3,851	3,677,744
Skyworks Solutions	3,133	201,389
Super Micro Computer *	9,777	311,495
Synopsys *	2,869	1,316,900
Teledyne Technologies *	895	417,097
Teradyne	3,222	239,105
Texas Instruments	17,090	2,735,254
Trimble *	4,518	280,749
Tyler Technologies *	771	418,884
VeriSign *	1,555	438,697
Western Digital *	6,600	289,476

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	3,994	$978,530
Zebra Technologies, Cl A *	970	242,810
		258,602,555
Materials — 2.0%
Air Products & Chemicals	4,196	1,137,494
Albemarle	2,504	146,609
Amcor PLC	27,906	256,735
Avery Dennison	1,681	287,636
Ball	5,914	307,173
CF Industries Holdings	3,559	278,919
Corteva	13,372	828,930
Dow	13,759	420,888
DuPont de Nemours	8,175	539,468
Ecolab	4,711	1,184,487
Freeport-McMoRan	27,091	976,089
International Flavors & Fragrances	4,824	378,491
International Paper	9,991	456,389
Linde PLC	8,977	4,068,646
LyondellBasell Industries, Cl A	4,889	284,589
Martin Marietta Materials	1,118	585,810
Mosaic	5,993	182,187
Newmont	22,163	1,167,547
Nucor	4,434	529,286
Packaging Corp of America	1,692	314,052
PPG Industries	4,284	466,356
Sherwin-Williams	4,369	1,541,907
Smurfit WestRock	9,051	380,323
Steel Dynamics	2,879	373,435
Vulcan Materials	2,472	648,480
		17,741,926
Real Estate — 2.3%
American Tower ‡	9,412	2,121,559
AvalonBay Communities ‡	2,943	617,971
BXP ‡	3,143	200,304
Camden Property Trust ‡	2,070	235,566
CBRE Group, Cl A *	6,149	751,285
CoStar Group *	8,043	596,549

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle ‡	8,760	$926,458
Digital Realty Trust ‡	6,183	992,619
Equinix ‡	1,947	1,675,880
Equity Residential ‡	6,936	487,323
Essex Property Trust ‡	1,295	361,499
Extra Space Storage ‡	4,453	652,454
Federal Realty Investment Trust ‡	1,468	138,021
Host Hotels & Resorts ‡	15,726	222,051
Invitation Homes ‡	11,481	392,535
Iron Mountain ‡	5,875	526,811
Kimco Realty ‡	12,557	250,889
Mid-America Apartment Communities ‡	2,459	392,579
ProLogis ‡	18,669	1,907,972
Public Storage ‡	3,191	958,672
Realty Income ‡	17,180	994,035
Regency Centers ‡	3,329	240,287
SBA Communications, Cl A ‡	2,150	523,310
Simon Property Group ‡	6,183	973,081
UDR ‡	6,154	257,730
Welltower ‡	12,269	1,872,127
Weyerhaeuser ‡	14,618	378,752
		19,648,319
Utilities — 2.6%
AES	14,202	142,020
Alliant Energy	4,738	289,208
Ameren	4,892	485,482
American Electric Power	9,989	1,082,208
American Water Works	3,714	545,995
Atmos Energy	2,924	469,682
CenterPoint Energy	11,643	451,516
CMS Energy	5,979	440,353
Consolidated Edison	6,392	720,698
Constellation Energy	5,769	1,289,025
Dominion Energy	15,495	842,618
DTE Energy	4,030	552,110
Duke Energy	14,215	1,734,514
Edison International	7,148	382,490
Entergy	8,194	681,495

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Evergy	4,238	$292,846
Eversource Energy	6,934	412,434
Exelon	18,538	869,432
FirstEnergy	9,087	389,651
NextEra Energy	37,849	2,531,341
NiSource	8,673	339,201
NRG Energy	3,947	432,512
PG&E	38,662	638,696
Pinnacle West Capital	2,046	194,738
PPL	13,625	497,313
Public Service Enterprise Group	9,189	734,477
Sempra	11,683	867,696
Southern	20,123	1,849,103
Vistra	6,204	804,225
WEC Energy Group	5,802	635,435
Xcel Energy	10,254	724,958
		22,323,472
TOTAL UNITED STATES		863,595,406
TOTAL COMMON STOCK (Cost $665,465,237)		869,188,763
TOTAL INVESTMENTS — 99.9% (Cost $665,465,237)		$869,188,763

Percentages are based on Net Assets of $869,663,035.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 97.1%
AUSTRALIA — 3.2%
Materials — 1.4%
Fortescue	15,663	$162,255

Utilities — 1.8%
APA Group	40,748	214,317

TOTAL AUSTRALIA		376,572
AUSTRIA — 1.8%
Energy — 1.8%
OMV	4,105	212,599

BELGIUM — 2.0%
Financials — 2.0%
Ageas	3,706	232,757

FINLAND — 3.1%
Energy — 1.2%
Neste	13,112	136,471

Utilities — 1.9%
Fortum	13,355	223,848

TOTAL FINLAND		360,319
FRANCE — 10.9%
Communication Services — 2.3%
Orange	18,256	265,321

Financials — 4.0%
AXA	5,302	250,545
Credit Agricole	11,396	213,618
		464,163
Real Estate — 2.4%
Klepierre ‡	7,738	283,589

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.2%
Engie	12,610	$260,672

TOTAL FRANCE		1,273,745
GERMANY — 3.3%
Consumer Discretionary — 1.5%
Mercedes-Benz Group	3,004	179,174

Materials — 1.8%
BASF	4,083	207,144

TOTAL GERMANY		386,318
HONG KONG — 12.2%
Communication Services — 2.3%
HKT Trust & HKT	186,920	266,109

Real Estate — 5.7%
Henderson Land Development	61,833	175,419
Hongkong Land Holdings	61,900	302,691
Sino Land	185,300	190,684
		668,794
Utilities — 4.2%
CK Infrastructure Holdings	36,200	244,144
Power Assets Holdings	36,173	239,530
		483,674
TOTAL HONG KONG		1,418,577
ITALY — 13.0%
Energy — 1.2%
Eni	10,026	144,743

Financials — 9.6%
Banco BPM	27,255	303,439
Generali	7,661	279,896
Mediobanca Banca di Credito Finanziario	12,054	246,438
Poste Italiane	14,258	289,147
		1,118,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.2%
Snam	44,006	$253,121

TOTAL ITALY		1,516,784
JAPAN — 4.0%
Communication Services — 2.3%
SoftBank	176,133	266,595

Financials — 1.7%
Japan Post Holdings	20,618	200,196

TOTAL JAPAN		466,791
NETHERLANDS — 4.1%
Financials — 4.1%
ABN AMRO Bank	11,234	232,419
NN Group	3,935	241,101

TOTAL NETHERLANDS		473,520
NORWAY — 7.6%
Communication Services — 2.3%
Telenor	18,230	274,594

Energy — 3.1%
Aker BP	8,623	185,599
Equinor	7,598	174,308
		359,907
Financials — 2.2%
DNB Bank	10,372	258,851

TOTAL NORWAY		893,352
PORTUGAL — 1.8%
Utilities — 1.8%
EDP	53,682	212,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 2.1%
Industrials — 2.1%
Singapore Airlines	46,900	$241,019

SPAIN — 8.4%
Communication Services — 2.1%
Telefonica	46,485	238,740

Energy — 1.2%
Repsol	11,413	140,246

Financials — 2.3%
CaixaBank	34,976	267,658

Industrials — 2.8%
ACS Actividades de Construccion y Servicios	5,251	328,896

TOTAL SPAIN		975,540
SWITZERLAND — 2.2%
Financials — 2.2%
Zurich Insurance Group	366	259,396

UNITED KINGDOM — 16.6%
Communication Services — 1.9%
Vodafone Group PLC	224,318	219,503

Consumer Staples — 5.6%
British American Tobacco PLC	6,809	295,399
Imperial Brands	8,673	356,109
		651,508
Financials — 7.3%
Aviva PLC	30,438	227,674
Legal & General Group PLC	59,843	187,442
M&G PLC	73,359	203,222
Phoenix Group Holdings PLC	29,506	235,482
		853,820

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 1.8%
National Grid PLC	14,874	$215,162

TOTAL UNITED KINGDOM		1,939,993
UNITED STATES — 0.8%
Consumer Discretionary — 0.8%
Stellantis	9,607	88,895

TOTAL COMMON STOCK (Cost $10,193,593)		11,328,293

PREFERRED STOCK — 1.5%
GERMANY — 1.5%
Consumer Discretionary — 1.5%
Volkswagen (A)	1,684	182,700
TOTAL PREFERRED STOCK (Cost $203,411)		182,700
TOTAL INVESTMENTS — 98.6% (Cost $10,397,004)		$11,510,993

Percentages are based on Net Assets of $11,669,083.

‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 1.6%
Consumer Discretionary — 1.6%
Temple & Webster Group *	45,722	$520,742
Webjet * (A)	188,995	521,200

TOTAL AUSTRALIA		1,041,942
BRAZIL — 5.4%
Communication Services — 0.3%
VTEX, Cl A *	32,526	175,315

Consumer Discretionary — 5.1%
MercadoLibre *	1,456	3,393,718

TOTAL BRAZIL		3,569,033
CANADA — 8.3%
Industrials — 4.6%
RB Global	29,828	3,003,680

Information Technology — 3.7%
Shopify, Cl A *	25,647	2,436,465

TOTAL CANADA		5,440,145
CHINA — 28.4%
Communication Services — 4.2%
NetEase ADR	25,717	2,753,262

Consumer Discretionary — 21.3%
Alibaba Group Holding ADR	32,436	3,873,831
JD.com ADR	75,564	2,464,898
PDD Holdings ADR *	26,549	2,802,778
Trip.com Group ADR	41,107	2,424,902
Vipshop Holdings ADR	185,642	2,528,444
		14,094,853
Consumer Staples — 2.9%
Alibaba Health Information Technology * (A)	2,938,700	1,909,945

TOTAL CHINA		18,758,060

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.2%
Consumer Discretionary — 0.2%
Jumia Technologies ADR * (A)	58,449	$138,524

HONG KONG — 0.3%
Consumer Discretionary — 0.3%
GigaCloud Technology, Cl A *	15,989	200,502

ISRAEL — 2.6%
Consumer Discretionary — 2.6%
Global-e Online *	47,870	1,719,012

JAPAN — 4.9%
Consumer Discretionary — 4.2%
Rakuten Group *	467,603	2,752,052

Information Technology — 0.7%
AnyMind Group * (A)	27,958	169,543
BASE *	101,638	322,785
		492,328
TOTAL JAPAN		3,244,380
SINGAPORE — 4.9%
Communication Services — 4.9%
Sea ADR *	24,125	3,233,956

TURKIYE — 0.6%
Consumer Discretionary — 0.6%
D-MARKET Elektronik Hizmetler ve Ticaret ADR *	163,274	417,981

UNITED STATES — 42.7%
Communication Services — 1.5%
Shutterstock	13,667	218,125
TripAdvisor *	62,644	779,918
		998,043

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 29.8%
Amazon.com *	11,965	$2,206,585
Beyond *	34,376	139,911
Booking Holdings	559	2,850,498
Carvana, Cl A *	12,489	3,051,687
eBay	41,063	2,798,854
Etsy *	50,172	2,181,479
Expedia Group	14,327	2,248,336
Groupon, Cl A * (A)	18,348	334,117
Torrid Holdings * (A)	32,949	209,226
Wayfair, Cl A * (A)	52,482	1,582,857
Williams-Sonoma	13,460	2,079,166
		19,682,716
Financials — 0.5%
LendingTree *	6,329	326,513

Industrials — 2.7%
ACV Auctions, Cl A *	89,298	1,311,788
Liquidity Services *	13,348	424,199
		1,735,987
Information Technology — 4.1%
BigCommerce Holdings *	36,570	189,432
GoDaddy, Cl A *	13,418	2,527,012
		2,716,444
Real Estate — 4.1%
CoStar Group *	36,516	2,708,392

TOTAL UNITED STATES		28,168,095
TOTAL COMMON STOCK (Cost $70,697,880)		65,931,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 4.2%
Bank of America Securities, Inc. 4.370%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $656,632 (collateralized by various U.S. Government Obligations, ranging in par value $150,544 - $747,619, 0.000%, 08/15/2031 - 11/15/2036, with a total market value of $669,683)	$656,552	$656,552
Citigroup Global Markets, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $167,653 (collateralized by various U.S. Government Obligations, ranging in par value $8,058 - $95,494, 4.000% - 4.250%, 01/31/2029 - 11/15/2034, with a total market value of $168,600)	167,633	167,633
Deutsche Bank Securities, Inc. 4.350%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $656,631 (collateralized by various U.S. Government Obligations, ranging in par value $28,796 - $649,268, 3.875% - 4.000%, 07/31/2029 - 08/15/2034, with a total market value of $664,257)	656,552	656,552
Mizuho Securities USA LLC 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $656,632 (collateralized by various U.S. Government Obligations, ranging in par value $23,309 - $336,655, 0.750% - 3.500%, 11/15/2025 - 02/15/2033, with a total market value of $665,257)	656,552	656,552

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 4.360%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $656,632 (collateralized by various U.S. Government Obligations, ranging in par value $265 - $308,186, 0.000% - 4.250%, 04/15/2026 - 08/15/2046, with a total market value of $667,268)	$656,552	$656,552
TOTAL REPURCHASE AGREEMENTS (Cost $2,793,841)		2,793,841
TOTAL INVESTMENTS — 104.1% (Cost $73,491,721)		$68,725,471

Percentages are based on Net Assets of $65,996,084.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $2,620,949.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $2,793,841. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $–.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$65,931,630	$—	$—	$65,931,630
Repurchase Agreements	—	2,793,841	—	2,793,841
Total Investments in Securities	$65,931,630	$2,793,841	$—	$68,725,471

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA — 7.9%
Communication Services — 0.1%
REA Group	72	$11,436
Telstra Group	5,874	16,950
		28,386
Consumer Discretionary — 0.4%
Wesfarmers	1,938	97,119

Consumer Staples — 0.5%
Coles Group	3,424	46,490
Woolworths Group	3,125	63,125
		109,615
Energy — 0.3%
Santos	4,772	18,351
Woodside Energy Group	2,878	38,192
		56,543
Financials — 3.1%
ANZ Group Holdings	4,489	85,766
Commonwealth Bank of Australia	2,533	270,015
Insurance Australia Group	3,618	19,006
Macquarie Group	539	66,717
National Australia Bank	4,635	107,151
QBE Insurance Group	2,297	31,732
Suncorp Group	1,654	21,441
Westpac Banking	5,186	108,971
		710,799
Health Care — 0.5%
Cochlear	422	74,144
Sonic Healthcare	2,990	49,895
		124,039
Industrials — 0.6%
Brambles	2,850	37,420
Computershare	1,136	29,598

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Transurban Group	6,341	$57,248
		124,266
Information Technology — 0.1%
WiseTech Global	283	16,029

Materials — 1.9%
BHP Group	7,921	193,556
Fortescue	2,598	26,913
Glencore	15,302	49,953
Rio Tinto	1,669	99,136
Rio Tinto	577	43,233
South32	6,905	12,150
		424,941
Real Estate — 0.3%
Goodman Group ‡	3,050	58,507
Scentre Group ‡	7,672	17,770
		76,277
Utilities — 0.1%
Origin Energy	2,695	18,347

TOTAL AUSTRALIA		1,786,361
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	171	1,812

Energy — 0.1%
OMV	206	10,669

Financials — 0.1%
Erste Group Bank	486	32,844

Industrials — 0.0%
ANDRITZ	134	9,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Verbund	136	$10,466

TOTAL AUSTRIA		65,395
BELGIUM — 1.5%
Consumer Staples — 0.7%
Anheuser-Busch InBev	2,272	148,763

Financials — 0.2%
KBC Group	401	36,950

Health Care — 0.6%
UCB	773	141,604

TOTAL BELGIUM		327,317
BRAZIL — 0.0%
Materials — 0.0%
Yara International	247	7,984

CHINA — 0.7%
Consumer Discretionary — 0.5%
Prosus	2,410	112,117

Consumer Staples — 0.1%
Budweiser Brewing APAC	4,400	4,664
Wilmar International	6,612	15,496
		20,160
Financials — 0.1%
BOC Hong Kong Holdings	5,600	23,253

TOTAL CHINA		155,530
DENMARK — 0.9%
Health Care — 0.4%
Coloplast, Cl B	801	90,526

Industrials — 0.5%
AP Moller - Maersk, Cl A	5	8,499
AP Moller - Maersk, Cl B	9	15,401

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
DSV	402	$85,109
		109,009
TOTAL DENMARK		199,535
FINLAND — 0.9%
Energy — 0.0%
Neste	612	6,370

Financials — 0.5%
Nordea Bank Abp	5,346	73,165
Sampo, Cl A	3,816	38,251
		111,416
Industrials — 0.2%
Kone, Cl B	820	50,801

Information Technology — 0.2%
Nokia	8,186	40,842

TOTAL FINLAND		209,429
FRANCE — 10.2%
Consumer Discretionary — 1.9%
Christian Dior	6	3,086
Hermes International SCA	59	160,360
Kering	124	25,138
LVMH Moet Hennessy Louis Vuitton	440	244,033
		432,617
Consumer Staples — 2.0%
Danone	1,597	137,897
L’Oreal	579	254,715
Pernod Ricard	497	53,796
		446,408
Energy — 0.9%
TotalEnergies	3,353	194,998

Financials — 1.2%
AXA	2,623	123,949

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BNP Paribas	1,516	$128,025
Credit Agricole	1,472	27,593
		279,567
Health Care — 2.4%
EssilorLuxottica	1,862	534,873

Industrials — 0.6%
Vinci	1,037	144,522

Information Technology — 0.2%
Dassault Systemes	1,021	38,115

Materials — 0.8%
Air Liquide	897	184,111

Utilities — 0.2%
Engie	2,680	55,400

TOTAL FRANCE		2,310,611
GERMANY — 9.4%
Communication Services — 0.8%
Deutsche Telekom	5,170	185,713

Consumer Discretionary — 0.8%
adidas	281	64,428
Bayerische Motoren Werke	480	40,541
Mercedes-Benz Group	1,185	70,680
Volkswagen	60	6,674
		182,323
Consumer Staples — 0.1%
Henkel & KGaA	259	18,283

Financials — 2.2%
Allianz	584	241,712
Deutsche Boerse	282	90,880
Hannover Rueck	91	29,213

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	203	$138,825
		500,630
Health Care — 0.5%
Siemens Healthineers	1,954	105,241

Industrials — 2.1%
Daimler Truck Holding	1,019	40,728
Deutsche Post	1,858	79,224
Hapag-Lloyd	10	1,567
Siemens	1,535	352,385
		473,904
Information Technology — 2.3%
Infineon Technologies	2,010	66,010
SAP	1,565	454,183
		520,193
Materials — 0.3%
BASF	1,398	70,925

Utilities — 0.3%
E.ON	3,496	61,261

TOTAL GERMANY		2,118,473
HONG KONG — 1.8%
Financials — 1.1%
AIA Group	16,365	122,610
Hang Seng Bank	1,012	14,133
Hong Kong Exchanges & Clearing	1,814	79,721
Prudential	3,957	41,850
		258,314
Industrials — 0.3%
Jardine Matheson Holdings	450	20,007
MTR	3,300	11,405

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Techtronic Industries	2,883	$29,147
		60,559
Real Estate — 0.2%
CK Asset Holdings	2,500	10,236
Henderson Land Development	1,550	4,397
Sun Hung Kai Properties	2,040	19,375
		34,008
Utilities — 0.2%
CK Infrastructure Holdings	750	5,058
CLP Holdings	2,766	23,648
Hong Kong & China Gas	15,910	14,341
Power Assets Holdings	1,900	12,582
		55,629
TOTAL HONG KONG		408,510
IRELAND — 0.1%
Industrials — 0.1%
Kingspan Group	323	27,281

ISRAEL — 0.8%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	2,866	4,347

Consumer Discretionary — 0.0%
Global-e Online *	158	5,674

Financials — 0.4%
Bank Hapoalim	1,987	29,103
Bank Leumi Le-Israel	2,246	31,878
First International Bank of Israel	71	3,898
Israel Discount Bank, Cl A	1,758	13,116
Mizrahi Tefahot Bank	231	11,699
Phoenix Financial	257	5,062
		94,756
Information Technology — 0.4%
Camtek	46	3,024

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Check Point Software Technologies *	132	$28,982
Nice *	97	15,153
Nova *	49	9,399
Tower Semiconductor *	157	5,682
Wix.com *	83	14,076
		76,316
Real Estate — 0.0%
Azrieli Group	61	4,439
Melisron	42	3,567
		8,006
TOTAL ISRAEL		189,099
ITALY — 2.7%
Consumer Discretionary — 0.4%
Ferrari	209	95,413
PRADA	700	4,378
		99,791
Consumer Staples — 0.0%
Davide Campari-Milano	1,391	9,304

Energy — 0.2%
Eni	3,284	47,410

Financials — 1.4%
Generali	1,654	60,429
Intesa Sanpaolo	23,572	125,457
UniCredit	2,333	135,174
		321,060
Industrials — 0.2%
Prysmian	609	33,188

Utilities — 0.5%
Enel	11,908	103,472

TOTAL ITALY		614,225

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 25.6%
Communication Services — 2.1%
Capcom	507	$14,712
Dentsu Group	350	7,297
KDDI	4,300	76,073
Konami Group	147	20,972
LY	3,891	14,725
Nexon	621	9,774
Nintendo	1,753	145,387
Nippon Telegraph & Telephone	45,324	47,440
SoftBank	42,708	64,643
SoftBank Group	1,580	79,354
		480,377
Consumer Discretionary — 4.8%
Aisin	1,099	13,957
Asics	1,285	27,783
Bandai Namco Holdings	1,135	39,380
Bridgestone	1,011	42,463
Denso	3,645	47,211
Fast Retailing	357	117,582
Honda Motor	8,289	84,436
Isuzu Motors	993	13,412
Nissan Motor *	3,847	9,210
Nitori Holdings	142	16,998
Oriental Land	2,042	43,420
Pan Pacific International Holdings	899	27,794
Panasonic Holdings	3,967	45,638
Rakuten Group *	2,536	14,925
Sekisui House	1,139	26,159
Shimano	136	19,245
Subaru	1,019	18,520
Sumitomo Electric Industries	1,343	21,552
Suzuki Motor	3,321	39,755
Toyota Motor	21,268	406,901
		1,076,341
Consumer Staples — 1.6%
Aeon	2,156	63,891
Asahi Group Holdings	3,844	53,157

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kao	1,187	$50,820
Kirin Holdings	2,077	31,438
Nissin Foods Holdings	602	13,290
Seven & i Holdings	6,073	90,026
Shiseido	1,010	16,665
Suntory Beverage & Food	335	11,715
Unicharm	3,186	29,606
		360,608
Energy — 0.2%
ENEOS Holdings	4,505	21,663
Inpex	1,494	18,947
		40,610
Financials — 4.1%
Dai-ichi Life Holdings	5,760	41,371
Daiwa Securities Group	2,150	14,081
Japan Exchange Group	1,533	17,110
Japan Post Bank	2,552	26,139
Mitsubishi HC Capital	1,481	10,450
Mitsubishi UFJ Financial Group	18,202	230,141
Mizuho Financial Group	3,827	96,051
MS&AD Insurance Group Holdings	1,962	44,635
Nomura Holdings	4,365	24,212
ORIX	1,648	32,939
Resona Holdings	3,504	27,980
Sompo Holdings	1,490	48,521
Sumitomo Mitsui Financial Group	5,981	142,564
Sumitomo Mitsui Trust Holdings	1,083	26,764
T&D Holdings	780	16,574
Tokio Marine Holdings	3,037	121,531
		921,063
Health Care — 3.1%
Hoya	2,223	261,511
Kyowa Kirin	1,544	24,085
Olympus	7,385	96,584
Otsuka Holdings	3,388	165,243
Shionogi	5,265	88,365

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sysmex	3,081	$57,272
		693,060
Industrials — 5.0%
ANA Holdings	322	6,176
Central Japan Railway	2,138	43,932
East Japan Railway	2,320	50,356
FANUC	1,924	49,287
ITOCHU	2,930	149,581
Kajima	895	21,377
Kawasaki Kisen Kaisha	1,400	19,139
Komatsu	1,918	55,144
Kubota	2,114	24,498
Makita	560	16,418
Marubeni	3,376	59,833
Mitsubishi Electric	4,333	83,856
Mitsui	6,116	124,258
Mitsui OSK Lines	749	24,884
NIDEC CORP	2,143	38,055
Nippon Yusen	994	32,404
Recruit Holdings	3,368	187,526
Secom	853	31,384
SMC	126	41,049
Toyota Industries	395	46,412
West Japan Railway	942	19,786
Yaskawa Electric	520	10,999
		1,136,354
Information Technology — 3.0%
Advantest	1,193	49,036
Canon	1,469	45,355
Disco	143	27,690
Fujitsu	2,668	58,938
Keyence	303	127,114
Kyocera	2,135	25,325
Lasertec	130	12,112
Murata Manufacturing	2,849	44,221
NEC	2,096	51,077
Nomura Research Institute	704	26,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NTT Data Group	904	$17,920
Obic	496	17,355
Oracle Japan	58	6,976
Otsuka	375	8,337
Renesas Electronics	2,531	29,677
TDK	3,006	32,064
Tokyo Electron	719	106,988
		686,797
Materials — 1.0%
Asahi Kasei	2,167	15,101
JFE Holdings	1,010	11,754
Nippon Paint Holdings	1,634	12,429
Nippon Sanso Holdings	337	10,785
Nippon Steel	1,653	34,882
Nitto Denko	1,098	19,248
Shin-Etsu Chemical	3,055	92,738
Sumitomo Metal Mining	410	9,143
Toray Industries	2,472	15,759
		221,839
Real Estate — 0.6%
Daiwa House Industry	936	33,827
Mitsubishi Estate	1,848	32,454
Mitsui Fudosan	4,169	41,182
Sumitomo Realty & Development	690	25,638
		133,101
Utilities — 0.1%
Chubu Electric Power	1,210	15,710
Tokyo Gas	536	17,823
		33,533
TOTAL JAPAN		5,783,683
NETHERLANDS — 4.5%
Communication Services — 0.1%
Universal Music Group	1,171	34,410

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.3%
Heineken	705	$63,071

Financials — 0.8%
Adyen *	50	80,584
ING Groep	4,735	91,578
		172,162
Health Care — 1.1%
Argenx *	393	253,750

Industrials — 0.4%
Wolters Kluwer	483	85,350

Information Technology — 1.8%
ASML Holding	608	402,592

TOTAL NETHERLANDS		1,011,335
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	2,708	3,343

Financials — 0.0%
Infratil	1,436	8,991

Health Care — 0.3%
Fisher & Paykel Healthcare	3,758	75,826

Industrials — 0.1%
Auckland International Airport	3,442	15,361

Information Technology — 0.1%
Xero *	216	22,692

Utilities — 0.1%
Mercury NZ	925	3,063
Meridian Energy	1,943	6,319
		9,382
TOTAL NEW ZEALAND		135,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.8%
Communication Services — 0.1%
Telenor	898	$13,526

Consumer Staples — 0.2%
Mowi	1,135	20,807
Orkla	1,926	21,470
Salmar	186	9,192
		51,469
Energy — 0.2%
Aker BP	466	10,030
Equinor	1,161	26,635
Var Energi	1,361	3,750
		40,415
Financials — 0.2%
DNB Bank	1,306	32,594
Gjensidige Forsikring	274	6,410
		39,004
Industrials — 0.1%
Kongsberg Gruppen	186	29,918

Materials — 0.0%
Norsk Hydro	1,995	10,504

TOTAL NORWAY		184,836
PORTUGAL — 0.1%
Energy — 0.0%
Galp Energia	642	9,951

Utilities — 0.1%
EDP	4,496	17,765

TOTAL PORTUGAL		27,716
SINGAPORE — 1.9%
Communication Services — 0.5%
Sea ADR *	521	69,840

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Singapore Telecommunications	11,690	$33,843
		103,683
Financials — 1.0%
DBS Group Holdings	2,968	96,494
Oversea-Chinese Banking	5,879	72,716
United Overseas Bank	2,259	59,931
		229,141
Industrials — 0.2%
Grab Holdings, Cl A *	5,037	24,581
Singapore Airlines	2,763	14,199
Singapore Technologies Engineering	3,028	17,184
		55,964
Information Technology — 0.1%
STMicroelectronics	1,020	22,976

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	8,137	13,398
CapitaLand Investment	3,529	7,433
		20,831
TOTAL SINGAPORE		432,595
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American	2,095	56,777

SPAIN — 3.1%
Communication Services — 0.2%
Cellnex Telecom	873	35,369

Consumer Discretionary — 0.7%
Amadeus IT Group	776	61,025
Industria de Diseno Textil	1,918	102,997
		164,022
Financials — 1.4%
Banco Bilbao Vizcaya Argentaria	8,701	119,284

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Banco Santander	22,806	$160,267
CaixaBank	5,813	44,484
		324,035
Utilities — 0.8%
EDP Renovaveis	469	4,401
Iberdrola	9,066	163,810
		168,211
TOTAL SPAIN		691,637
SWEDEN — 3.5%
Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	991	14,390

Consumer Staples — 0.2%
Essity, Cl B	1,542	44,510

Financials — 1.1%
EQT	540	15,553
Industrivarden, Cl A	208	7,311
Industrivarden, Cl C	222	7,796
Investor, Cl A	853	25,365
Investor, Cl B	2,748	81,287
L E Lundbergforetagen, Cl B	114	6,022
Skandinaviska Enskilda Banken, Cl A	2,515	39,753
Skandinaviska Enskilda Banken, Cl C	4	68
Svenska Handelsbanken, Cl A	2,297	30,091
Svenska Handelsbanken, Cl B	66	1,297
Swedbank, Cl A	1,363	33,902
		248,445
Industrials — 1.8%
Alfa Laval	588	24,392
Assa Abloy, Cl B	2,026	61,253
Atlas Copco, Cl A	5,238	81,381
Atlas Copco, Cl B	3,189	44,455
Epiroc, Cl A	1,278	27,667
Epiroc, Cl B	759	14,889
Investment Latour, Cl B	283	7,653

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nibe Industrier, Cl B	2,958	$12,507
Sandvik	2,206	45,767
Volvo, Cl A	368	10,042
Volvo, Cl B	3,211	87,425
		417,431
Information Technology — 0.3%
Hexagon, Cl B	3,200	31,081
Telefonaktiebolaget LM Ericsson, Cl B	4,761	40,172
		71,253
TOTAL SWEDEN		796,029
SWITZERLAND — 4.6%
Consumer Discretionary — 0.7%
Cie Financiere Richemont, Cl A	926	163,677

Financials — 1.3%
UBS Group	4,865	147,356
Zurich Insurance Group	218	154,503
		301,859
Health Care — 1.4%
Alcon	3,228	312,921

Industrials — 0.9%
ABB	3,286	172,707
Kuehne + Nagel International	115	26,429
		199,136
Materials — 0.3%
Sika	251	62,861

TOTAL SWITZERLAND		1,040,454
UNITED KINGDOM — 10.9%
Communication Services — 0.1%
Vodafone Group PLC	31,816	31,133

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.4%
Compass Group	2,930	$98,545

Consumer Staples — 3.1%
Coca-Cola Europacific Partners	533	48,365
Diageo	5,634	157,430
Tesco	17,074	84,541
Unilever PLC	6,353	403,835
		694,171
Energy — 1.8%
BP	23,953	112,075
Shell	9,107	296,868
		408,943
Financials — 3.4%
3i Group	1,481	83,756
Barclays	21,813	86,474
HSBC Holdings	27,015	300,219
Lloyds Banking Group	92,145	90,192
London Stock Exchange Group	697	108,227
NatWest Group	9,925	63,394
Standard Chartered	3,009	43,246
		775,508
Industrials — 1.3%
Ashtead Group	896	47,752
CK Hutchison Holdings	5,520	31,178
RELX	3,769	204,743
		283,673
Information Technology — 0.1%
ARM Holdings ADR *	187	21,327

Utilities — 0.7%
National Grid PLC	7,621	110,243
SSE	1,723	38,940
		149,183
TOTAL UNITED KINGDOM		2,462,483

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 5.9%
Communication Services — 0.6%
Spotify Technology *	227	$139,373

Consumer Discretionary — 0.1%
Stellantis	3,611	33,413

Energy — 0.1%
Tenaris	653	10,901

Health Care — 2.6%
CSL	3,127	502,463
ICON *	532	80,566
		583,029
Industrials — 1.8%
Experian PLC	1,888	93,685
Ferrovial	998	48,646
Schneider Electric	1,112	258,123
		400,454
Information Technology — 0.2%
CyberArk Software *	74	26,060
JFrog *	132	4,458
Monday.com *	59	16,578
		47,096
Materials — 0.5%
Holcim	819	91,293
James Hardie Industries, CDI *	677	16,028
		107,321
TOTAL UNITED STATES		1,321,587
TOTAL COMMON STOCK (Cost $20,772,812)		22,364,477

PREFERRED STOCK — 0.3%
GERMANY — 0.3%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke (A)	87	6,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
PREFERRED STOCK — continued
Consumer Discretionary — continued
Dr Ing hc F Porsche (A)	143	$7,167
Volkswagen (A)	317	34,392
		48,546
Consumer Staples — 0.1%
Henkel & KGaA (A)	416	32,346
TOTAL GERMANY		80,892
TOTAL PREFERRED STOCK (Cost $100,532)		80,892

	Number of Rights
RIGHTS — 0.0%
Portugal — 0.0%
EDP Renovaveis #	462	47
(Cost $–)		47
TOTAL INVESTMENTS — 99.3% (Cost $20,873,344)		$22,445,416

Percentages are based on Net Assets of $22,599,300.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,224,110	$140,367	$—	$22,364,477
Preferred Stock	80,892	—	—	80,892
Rights	47	—	—	47
Total Investments in Securities	$22,305,049	$140,367	$—	$22,445,416

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 98.8%
BRAZIL — 0.8%
Consumer Discretionary — 0.8%
MercadoLibre *	8	$18,647

CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *	105	11,085

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding	14	9,353
NXP Semiconductors	40	7,372

TOTAL NETHERLANDS		16,725
UNITED KINGDOM — 0.7%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners PLC	72	6,533

Health Care — 0.3%
AstraZeneca PLC ADR	92	6,605

Information Technology — 0.1%
ARM Holdings ADR *	21	2,395

TOTAL UNITED KINGDOM		15,533
UNITED STATES — 96.1%
Communication Services — 15.5%
Alphabet, Cl A	369	58,597
Alphabet, Cl C	348	55,990
Charter Communications, Cl A *	22	8,621
Comcast, Cl A	589	20,144
Electronic Arts	41	5,949
Meta Platforms, Cl A	138	75,762
Netflix *	67	75,825
Take-Two Interactive Software *	27	6,299
T-Mobile US	178	43,957
Trade Desk, Cl A *	71	3,808

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *	398	$3,451
		358,403
Consumer Discretionary — 12.3%
Airbnb, Cl A *	69	8,412
Amazon.com *	674	124,299
Booking Holdings	5	25,496
DoorDash, Cl A *	60	11,573
Lululemon Athletica *	19	5,145
Marriott International, Cl A	44	10,498
O’Reilly Automotive *	9	12,737
Ross Stores	53	7,367
Starbucks	179	14,329
Tesla *	231	65,179
		285,035
Consumer Staples — 5.8%
Costco Wholesale	69	68,621
Keurig Dr Pepper	210	7,264
Kraft Heinz	187	5,442
Mondelez International, Cl A	203	13,830
Monster Beverage *	153	9,198
PepsiCo	214	29,014
		133,369
Energy — 0.5%
Baker Hughes, Cl A	158	5,593
Diamondback Energy	44	5,809
		11,402
Financials — 0.4%
PayPal Holdings *	156	10,271

Health Care — 5.3%
Amgen	84	24,437
Biogen *	23	2,785
Dexcom *	62	4,426
GE HealthCare Technologies	73	5,134
Gilead Sciences	196	20,882

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	13	$5,624
Intuitive Surgical *	56	28,885
Regeneron Pharmaceuticals	17	10,179
Vertex Pharmaceuticals *	40	20,380
		122,732
Industrials — 4.9%
Automatic Data Processing	64	19,238
Axon Enterprise *	12	7,360
Cintas	63	13,336
Copart *	150	9,154
CSX	296	8,309
Fastenal	90	7,287
Honeywell International	101	21,260
Old Dominion Freight Line	34	5,212
PACCAR	82	7,397
Paychex	56	8,239
Verisk Analytics, Cl A	21	6,225
		113,017
Information Technology — 48.3%
Adobe *	68	25,499
Advanced Micro Devices *	252	24,532
Analog Devices	77	15,009
ANSYS *	13	4,184
Apple	951	202,088
Applied Materials	127	19,140
AppLovin, Cl A *	47	12,658
Atlassian, Cl A *	25	5,708
Autodesk *	34	9,325
Broadcom	492	94,695
Cadence Design Systems *	43	12,803
CDW	19	3,051
Cisco Systems	621	35,850
Cognizant Technology Solutions, Cl A	77	5,665
Crowdstrike Holdings, Cl A *	36	15,439
Datadog, Cl A *	49	5,006
Fortinet *	122	12,659
GLOBALFOUNDRIES *	90	3,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	672	$13,507
Intuit	44	27,609
KLA	21	14,756
Lam Research	201	14,406
Marvell Technology	136	7,938
Microchip Technology	83	3,825
Micron Technology	175	13,466
Microsoft	470	185,772
MicroStrategy, Cl A *	36	13,684
MongoDB, Cl A *	12	2,066
NVIDIA	1,551	168,935
ON Semiconductor *	69	2,739
Palantir Technologies, Cl A *	352	41,691
Palo Alto Networks *	104	19,441
QUALCOMM	172	25,535
Roper Technologies	17	9,521
Synopsys *	24	11,016
Texas Instruments	142	22,727
Workday, Cl A *	34	8,330
Zscaler *	24	5,428
		1,118,859
Materials — 1.4%
Linde PLC	74	33,539

Real Estate — 0.2%
CoStar Group *	66	4,895

Utilities — 1.5%
American Electric Power	85	9,209
Constellation Energy	50	11,172
Exelon	156	7,316
Xcel Energy	90	6,363
		34,060
TOTAL UNITED STATES		2,225,582
TOTAL COMMON STOCK (Cost $2,202,628)		2,287,572

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 1.1%
(Cost $31,757)	$25,063
TOTAL INVESTMENTS — 99.9% (Cost $2,234,385)	$2,312,635

Percentages are based on Net Assets of $2,315,499.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.1%
Put Options
Nasdaq-100 Index	1	$1,957,102	$17,650	06/20/25	$21,895
Nasdaq-100 Micro Index	16	313,136	175	06/20/25	3,168
Total Purchased Options		$2,270,238			$25,063

*	Non-income producing security.

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 98.3%
BRAZIL — 0.8%
Consumer Discretionary — 0.8%
MercadoLibre *	8	$18,647

CHINA — 0.5%
Consumer Discretionary — 0.5%
PDD Holdings ADR *(A)	97	10,240

NETHERLANDS — 0.7%
Information Technology — 0.7%
ASML Holding	13	8,685
NXP Semiconductors (A)	38	7,004

TOTAL NETHERLANDS		15,689
UNITED KINGDOM — 0.7%
Consumer Staples — 0.3%
Coca-Cola Europacific Partners PLC (A)	69	6,261

Health Care — 0.3%
AstraZeneca PLC ADR (A)	85	6,102

Information Technology — 0.1%
ARM Holdings ADR *(A)	18	2,053

TOTAL UNITED KINGDOM		14,416
UNITED STATES — 95.6%
Communication Services — 15.4%
Alphabet, Cl A (A)	353	56,057
Alphabet, Cl C (A)	333	53,576
Charter Communications, Cl A *(A)	21	8,229
Comcast, Cl A (A)	561	19,186
Electronic Arts (A)	39	5,659
Meta Platforms, Cl A (A)	132	72,468
Netflix *(A)	64	72,430
Take-Two Interactive Software *(A)	26	6,066
T-Mobile US (A)	170	41,982
Trade Desk, Cl A *(A)	67	3,593

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Bros Discovery *(A)	357	$3,095
		342,341
Consumer Discretionary — 12.2%
Airbnb, Cl A *(A)	64	7,803
Amazon.com *(A)	641	118,213
Booking Holdings	5	25,496
DoorDash, Cl A *(A)	58	11,188
Lululemon Athletica *(A)	17	4,603
Marriott International, Cl A (A)	41	9,782
O’Reilly Automotive *	8	11,322
Ross Stores (A)	49	6,811
Starbucks (A)	169	13,529
Tesla *(A)	221	62,357
		271,104
Consumer Staples — 5.8%
Costco Wholesale (A)	66	65,637
Keurig Dr Pepper (A)	202	6,987
Kraft Heinz (A)	176	5,122
Mondelez International, Cl A (A)	195	13,285
Monster Beverage *(A)	145	8,718
PepsiCo (A)	205	27,794
		127,543
Energy — 0.5%
Baker Hughes, Cl A (A)	147	5,204
Diamondback Energy (A)	43	5,676
		10,880
Financials — 0.4%
PayPal Holdings *(A)	146	9,613

Health Care — 5.2%
Amgen (A)	80	23,274
Biogen *(A)	22	2,664
Dexcom *(A)	58	4,140
GE HealthCare Technologies (A)	68	4,782
Gilead Sciences (A)	185	19,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *(A)	12	$5,192
Intuitive Surgical *(A)	53	27,337
Regeneron Pharmaceuticals (A)	16	9,580
Vertex Pharmaceuticals *(A)	38	19,361
		116,040
Industrials — 4.9%
Automatic Data Processing (A)	61	18,337
Axon Enterprise *	11	6,746
Cintas (A)	61	12,913
Copart *(A)	144	8,788
CSX (A)	281	7,888
Fastenal (A)	86	6,963
Honeywell International (A)	97	20,419
Old Dominion Freight Line (A)	32	4,905
PACCAR (A)	78	7,036
Paychex (A)	54	7,944
Verisk Analytics, Cl A (A)	21	6,225
		108,164
Information Technology — 48.1%
Adobe *(A)	65	24,374
Advanced Micro Devices *(A)	241	23,461
Analog Devices (A)	74	14,424
ANSYS *(A)	13	4,184
Apple (A)	910	193,375
Applied Materials (A)	121	18,236
AppLovin, Cl A *(A)	46	12,388
Atlassian, Cl A *(A)	24	5,479
Autodesk *(A)	32	8,776
Broadcom (A)	470	90,461
Cadence Design Systems *(A)	41	12,207
CDW (A)	19	3,051
Cisco Systems (A)	592	34,176
Cognizant Technology Solutions, Cl A (A)	73	5,371
Crowdstrike Holdings, Cl A *(A)	34	14,582
Datadog, Cl A *(A)	47	4,802
Fortinet *(A)	114	11,829
GLOBALFOUNDRIES *(A)	80	2,806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel (A)	645	$12,964
Intuit (A)	41	25,726
KLA (A)	19	13,351
Lam Research (A)	191	13,689
Marvell Technology (A)	129	7,530
Microchip Technology (A)	80	3,686
Micron Technology (A)	166	12,774
Microsoft (A)	450	177,867
MicroStrategy, Cl A *(A)	35	13,304
MongoDB, Cl A *(A)	11	1,894
NVIDIA (A)	1,478	160,984
ON Semiconductor *(A)	62	2,461
Palantir Technologies, Cl A *(A)	335	39,677
Palo Alto Networks *(A)	98	18,319
QUALCOMM (A)	165	24,496
Roper Technologies (A)	16	8,961
Synopsys *(A)	23	10,557
Texas Instruments (A)	136	21,767
Workday, Cl A *(A)	32	7,840
Zscaler *(A)	23	5,202
		1,067,031
Materials — 1.4%
Linde PLC (A)	70	31,726

Real Estate — 0.2%
CoStar Group *(A)	61	4,524

Utilities — 1.5%
American Electric Power (A)	79	8,559
Constellation Energy (A)	47	10,502
Exelon (A)	150	7,035
Xcel Energy (A)	85	6,009
		32,105
TOTAL UNITED STATES		2,121,071
TOTAL COMMON STOCK (Cost $1,908,044)		2,180,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 2.0%
(Cost $30,514)	$44,307
TOTAL INVESTMENTS — 100.3% (Cost $1,938,558)	$2,224,370

WRITTEN OPTIONS — (0.4)%
(Premiums Received $(30,446))	$(7,831)

Percentages are based on Net Assets of $2,218,527.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 2.0%
Put Options
Nasdaq-100 Index	1	$1,957,102	$18,625	06/20/25	$40,100
Nasdaq-100 Micro Index	11	215,281	185	06/20/25	4,208

Total Purchased Options		$2,172,383			$44,308

WRITTEN OPTIONS — (0.4)%
Call Options
Nasdaq-100 Index	(1)	$(1,957,102)	$21,600	06/20/25	$(7,000)
Nasdaq-100 Micro Index	(11)	(215,281)	216	06/20/25	(831)

Total Written Options		$(2,172,383)			$(7,831)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,180,063.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,180,063	$—	$—	$2,180,063
Purchased Options	44,307	—	—	44,307
Total Investments in Securities	$2,224,370	$—	$—	$2,224,370

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(7,831)	$—	$—	$(7,831)
Total Other Financial Instruments	$(7,831)	$—	$—	$(7,831)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.0%
IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	24	$7,180

JERSEY — 0.1%
Consumer Discretionary — 0.1%
APTIV PLC *	8	456

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	10	1,843

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	11	1,610

UNITED STATES — 98.3%
Communication Services — 9.2%
Alphabet, Cl A	222	35,254
Alphabet, Cl C	180	28,960
AT&T	273	7,562
Charter Communications, Cl A *	4	1,567
Comcast, Cl A	145	4,959
Electronic Arts	9	1,306
Fox, Cl A	9	448
Fox, Cl B	4	185
Interpublic Group	16	402
Live Nation Entertainment *	6	795
Match Group	8	237
Meta Platforms, Cl A	83	45,567
Netflix *	16	18,107
News, Cl A	13	353
News, Cl B	4	126
Omnicom Group	10	762
Paramount Global, Cl B	23	270
Take-Two Interactive Software *	6	1,400
TKO Group Holdings, Cl A	2	326
T-Mobile US	18	4,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	160	$7,050
Walt Disney	69	6,275
Warner Bros Discovery *	82	711
		167,067
Consumer Discretionary — 10.2%
Airbnb, Cl A *	17	2,073
Amazon.com *	360	66,391
AutoZone *	1	3,763
Best Buy	8	534
Booking Holdings	1	5,099
Caesars Entertainment *	7	189
CarMax *	7	453
Carnival *	38	697
Chipotle Mexican Grill, Cl A *	52	2,627
Darden Restaurants	5	1,003
Deckers Outdoor *	5	554
Domino’s Pizza	1	490
DoorDash, Cl A *	13	2,508
DR Horton	10	1,263
eBay	17	1,159
Expedia Group	5	785
Ford Motor	145	1,451
Garmin	7	1,308
General Motors	37	1,674
Genuine Parts	6	705
Hasbro	4	248
Hilton Worldwide Holdings	9	2,029
Home Depot	38	13,699
Las Vegas Sands	12	440
Lennar, Cl A	9	978
LKQ	9	344
Lowe’s	22	4,918
Lululemon Athletica *	5	1,354
Marriott International, Cl A	9	2,147
McDonald’s	27	8,631
MGM Resorts International *	7	220
Mohawk Industries *	2	213
NIKE, Cl B	44	2,482

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Norwegian Cruise Line Holdings *	16	$257
O’Reilly Automotive *	2	2,830
Pool	1	293
PulteGroup	8	821
Ralph Lauren, Cl A	2	450
Ross Stores	12	1,668
Royal Caribbean Cruises	10	2,149
Starbucks	43	3,442
Tapestry	9	636
Tesla *	107	30,191
TJX	43	5,533
Tractor Supply	20	1,012
Ulta Beauty *	2	791
Williams-Sonoma	5	772
Wynn Resorts	2	161
Yum! Brands	10	1,504
		184,939
Consumer Staples — 6.1%
Altria Group	64	3,786
Archer-Daniels-Midland	18	859
Brown-Forman, Cl B	6	209
Bunge Global	6	472
Campbell Soup	7	255
Church & Dwight	9	894
Clorox	5	711
Coca-Cola	148	10,737
Colgate-Palmolive	31	2,858
Conagra Brands	21	519
Constellation Brands, Cl A	6	1,125
Costco Wholesale	17	16,907
Dollar General	8	750
Dollar Tree *	7	572
Estee Lauder, Cl A	10	600
General Mills	21	1,192
Hershey	5	836
Hormel Foods	13	389
J M Smucker	3	349
Kellanova	10	828

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kenvue	71	$1,676
Keurig Dr Pepper	42	1,453
Kimberly-Clark	12	1,581
Kraft Heinz	32	931
Kroger	24	1,733
Lamb Weston Holdings	6	317
McCormick	11	843
Molson Coors Beverage, Cl B	10	575
Mondelez International, Cl A	49	3,338
Monster Beverage *	26	1,563
PepsiCo	51	6,915
Philip Morris International	58	9,939
Procter & Gamble	90	14,631
Sysco	18	1,285
Target	16	1,547
Tyson Foods, Cl A	13	796
Walgreens Boots Alliance	25	274
Walmart	166	16,144
		110,389
Energy — 3.1%
APA	15	233
Baker Hughes, Cl A	37	1,310
Chesapeake Energy	8	831
Chevron	64	8,708
ConocoPhillips	49	4,367
Coterra Energy	27	663
Devon Energy	25	760
Diamondback Energy	7	924
EOG Resources	21	2,317
EQT	22	1,088
Exxon Mobil	166	17,535
Halliburton	32	634
Hess	10	1,290
Kinder Morgan	72	1,894
Marathon Petroleum	12	1,649
Occidental Petroleum	25	985
ONEOK	22	1,808
Phillips 66	16	1,665

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Schlumberger	53	$1,762
Targa Resources	8	1,367
Texas Pacific Land	1	1,289
Valero Energy	11	1,277
Williams	46	2,694
		57,050
Financials — 14.3%
Aflac	18	1,956
Allstate	10	1,984
American Express	21	5,595
American International Group	24	1,956
Ameriprise Financial	4	1,884
Aon PLC, Cl A	8	2,838
Apollo Global Management	17	2,320
Arch Capital Group	14	1,270
Arthur J Gallagher	9	2,886
Assurant	2	385
Bank of America	253	10,090
Bank of New York Mellon	27	2,171
Berkshire Hathaway, Cl B *	70	37,327
BlackRock Funding	6	5,486
Blackstone	27	3,556
Brown & Brown	9	995
Capital One Financial	14	2,524
Cboe Global Markets	3	665
Charles Schwab	65	5,291
Chubb	14	4,005
Cincinnati Financial	6	835
Citigroup	72	4,923
Citizens Financial Group	16	590
CME Group, Cl A	14	3,879
Corpay *	2	651
Discover Financial Services	10	1,827
Erie Indemnity, Cl A	1	359
Everest Group	2	718
FactSet Research Systems	1	432
Fidelity National Information Services	20	1,578
Fifth Third Bancorp	24	863

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fiserv *	22	$4,061
Franklin Resources	10	188
Global Payments	10	763
Globe Life	3	370
Goldman Sachs Group	12	6,571
Hartford Financial Services Group	10	1,227
Huntington Bancshares	53	770
Intercontinental Exchange	22	3,695
Invesco	17	237
Jack Henry & Associates	3	520
JPMorgan Chase	106	25,930
KeyCorp	36	534
KKR	25	2,857
Loews	6	521
M&T Bank	6	1,019
MarketAxess Holdings	1	222
Marsh & McLennan	18	4,058
Mastercard, Cl A	31	16,990
MetLife	22	1,658
Moody’s	6	2,719
Morgan Stanley	47	5,425
MSCI, Cl A	3	1,635
Nasdaq	17	1,296
Northern Trust	8	752
PayPal Holdings *	38	2,502
PNC Financial Services Group	15	2,410
Principal Financial Group	8	593
Progressive	22	6,198
Prudential Financial	13	1,335
Raymond James Financial	8	1,096
Regions Financial	33	674
S&P Global	12	6,001
State Street	10	881
Synchrony Financial	14	727
T Rowe Price Group	8	708
Travelers	9	2,377
Truist Financial	50	1,917
US Bancorp	57	2,299
Visa, Cl A	65	22,458

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
W R Berkley	11	$789
Wells Fargo	125	8,876
Willis Towers Watson PLC	4	1,231
		258,929
Health Care — 10.7%
Abbott Laboratories	65	8,499
AbbVie	67	13,072
Agilent Technologies	10	1,076
Align Technology *	3	520
Amgen	20	5,818
Baxter International	21	655
Becton Dickinson	10	2,071
Biogen *	5	605
Bio-Techne	7	352
Boston Scientific *	56	5,761
Bristol-Myers Squibb	77	3,865
Cardinal Health	9	1,272
Cencora	6	1,756
Centene *	18	1,077
Charles River Laboratories International *	2	237
Cigna Group	10	3,400
Cooper *	9	735
CVS Health	47	3,135
Danaher	23	4,585
DaVita *	2	283
Dexcom *	15	1,071
Edwards Lifesciences *	22	1,661
Elevance Health	9	3,785
Eli Lilly	30	26,969
GE HealthCare Technologies	17	1,196
Gilead Sciences	47	5,007
HCA Healthcare	7	2,416
Henry Schein *	5	325
Hologic *	8	466
Humana	5	1,311
IDEXX Laboratories *	3	1,298
Incyte *	7	439
Insulet *	3	757

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intuitive Surgical *	14	$7,221
IQVIA Holdings *	6	930
Johnson & Johnson	92	14,381
Labcorp Holdings	3	723
McKesson	5	3,564
Medtronic PLC	49	4,153
Merck	96	8,179
Mettler-Toledo International *	1	1,071
Moderna *	12	342
Molina Healthcare *	2	654
Pfizer	215	5,248
Quest Diagnostics	4	713
Regeneron Pharmaceuticals	4	2,395
ResMed	5	1,183
Revvity	5	467
Solventum *	5	331
STERIS PLC	4	899
Stryker	13	4,861
Thermo Fisher Scientific	14	6,006
UnitedHealth Group	35	14,400
Universal Health Services, Cl B	2	354
Vertex Pharmaceuticals *	10	5,095
Viatris	48	404
Waters *	2	695
West Pharmaceutical Services	3	634
Zimmer Biomet Holdings	9	927
Zoetis, Cl A	17	2,659
		193,964
Industrials — 8.5%
3M	20	2,778
A O Smith	4	271
Allegion PLC	3	418
AMETEK	9	1,526
Automatic Data Processing	16	4,810
Axon Enterprise *	3	1,840
Boeing *	28	5,131
Broadridge Financial Solutions	4	970
Builders FirstSource *	5	598

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	30	$1,876
Caterpillar	19	5,876
CH Robinson Worldwide	4	357
Cintas	13	2,752
Copart *	33	2,014
CSX	71	1,993
Cummins	5	1,469
Dayforce *	7	405
Deere	10	4,636
Delta Air Lines	22	916
Dover	6	1,024
Eaton PLC	15	4,416
Emerson Electric	22	2,312
Equifax	5	1,301
Expeditors International of Washington	5	550
Fastenal	21	1,700
FedEx	9	1,893
Fortive	13	906
GE Vernova	10	3,708
Generac Holdings *	3	343
General Dynamics	10	2,721
General Electric	41	8,263
Honeywell International	24	5,052
Howmet Aerospace	15	2,079
Hubbell, Cl B	2	726
Huntington Ingalls Industries	1	230
IDEX	3	522
Illinois Tool Works	10	2,399
Ingersoll Rand	15	1,132
Jacobs Solutions	5	619
JB Hunt Transport Services	4	522
Johnson Controls International	25	2,098
L3Harris Technologies	7	1,540
Leidos Holdings	6	883
Lennox International	1	547
Lockheed Martin	8	3,822
Masco	7	424
Nordson	2	379
Norfolk Southern	9	2,016

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Northrop Grumman	5	$2,433
Old Dominion Freight Line	8	1,226
Otis Worldwide	15	1,444
PACCAR	20	1,804
Parker-Hannifin	5	3,025
Paychex	12	1,765
Paycom Software	2	453
Pentair PLC	7	635
Quanta Services	5	1,463
Republic Services, Cl A	8	2,006
Rockwell Automation	4	991
Rollins	11	628
RTX	51	6,433
Snap-On	2	628
Southwest Airlines	21	587
Stanley Black & Decker	6	360
Textron	6	422
Trane Technologies PLC	8	3,067
TransDigm Group	2	2,826
Uber Technologies *	78	6,319
Union Pacific	23	4,960
United Airlines Holdings *	14	964
United Parcel Service, Cl B	28	2,668
United Rentals	2	1,263
Veralto	9	863
Verisk Analytics, Cl A	5	1,482
Waste Management	14	3,267
Westinghouse Air Brake Technologies	7	1,293
WW Grainger	2	2,049
Xylem	10	1,206
		153,293
Information Technology — 29.5%
Adobe *	16	6,000
Advanced Micro Devices *	62	6,036
Akamai Technologies *	7	564
Amphenol, Cl A	45	3,463
Analog Devices	19	3,704
ANSYS *	3	966

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Apple	572	$121,550
Applied Materials	30	4,521
Arista Networks *	39	3,209
Autodesk *	8	2,194
Broadcom	179	34,452
Cadence Design Systems *	10	2,977
CDW	6	963
Cisco Systems	152	8,775
Cognizant Technology Solutions, Cl A	18	1,324
Corning	29	1,287
Crowdstrike Holdings, Cl A *	9	3,860
Dell Technologies, Cl C	11	1,009
Enphase Energy *	7	312
EPAM Systems *	2	314
F5 *	2	530
Fair Isaac *	1	1,990
First Solar *	5	629
Fortinet *	24	2,490
Gartner *	3	1,263
Gen Digital	20	517
GoDaddy, Cl A *	6	1,130
Hewlett Packard Enterprise	49	795
HP	34	869
Intel	163	3,276
International Business Machines	35	8,464
Intuit	11	6,902
Jabil	5	733
Juniper Networks	12	436
Keysight Technologies *	7	1,018
KLA	5	3,513
Lam Research	49	3,512
Microchip Technology	20	922
Micron Technology	42	3,232
Microsoft	284	112,254
Monolithic Power Systems	2	1,186
Motorola Solutions	6	2,642
NetApp	9	808
NVIDIA	932	101,513
ON Semiconductor *	16	635

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Oracle	61	$8,584
Palantir Technologies, Cl A *	78	9,238
Palo Alto Networks *	24	4,486
PTC *	4	620
QUALCOMM	42	6,235
Roper Technologies	4	2,240
Salesforce	37	9,942
Seagate Technology Holdings	10	910
ServiceNow *	8	7,640
Skyworks Solutions	7	450
Super Micro Computer *	21	669
Synopsys *	6	2,754
Teledyne Technologies *	2	932
Teradyne	7	520
Texas Instruments	35	5,602
Trimble *	11	684
Tyler Technologies *	2	1,087
VeriSign *	3	846
Western Digital *	15	658
Workday, Cl A *	8	1,960
Zebra Technologies, Cl A *	2	501
		535,297
Materials — 2.0%
Air Products & Chemicals	9	2,440
Albemarle	4	234
Amcor PLC	60	552
Avery Dennison	3	513
Ball	10	519
CF Industries Holdings	7	549
Corteva	25	1,550
Dow	25	765
DuPont de Nemours	16	1,056
Eastman Chemical	5	385
Ecolab	10	2,514
Freeport-McMoRan	54	1,946
International Flavors & Fragrances	9	706
International Paper	18	822
Linde PLC	18	8,158

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
LyondellBasell Industries, Cl A	9	$524
Martin Marietta Materials	2	1,048
Mosaic	11	334
Newmont	43	2,265
Nucor	9	1,074
Packaging Corp of America	3	557
PPG Industries	10	1,089
Sherwin-Williams	9	3,176
Smurfit WestRock PLC	18	756
Steel Dynamics	5	649
Vulcan Materials	5	1,312
		35,493
Real Estate — 2.2%
Alexandria Real Estate Equities ‡	7	509
American Tower ‡	17	3,832
AvalonBay Communities ‡	5	1,050
BXP ‡	6	382
Camden Property Trust ‡	3	341
CBRE Group, Cl A *	11	1,344
CoStar Group *	15	1,113
Crown Castle ‡	17	1,798
Digital Realty Trust ‡	13	2,087
Equinix ‡	4	3,443
Equity Residential ‡	13	913
Essex Property Trust ‡	2	558
Extra Space Storage ‡	8	1,172
Federal Realty Investment Trust ‡	3	282
Healthpeak Properties ‡	29	517
Host Hotels & Resorts ‡	31	438
Invitation Homes ‡	21	718
Iron Mountain ‡	11	986
Kimco Realty ‡	29	579
Mid-America Apartment Communities ‡	4	639
ProLogis ‡	35	3,577
Public Storage ‡	6	1,803
Realty Income ‡	32	1,852
Regency Centers ‡	7	505
SBA Communications, Cl A ‡	5	1,217

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	11	$1,731
UDR ‡	14	586
Ventas ‡	16	1,121
VICI Properties, Cl A ‡	39	1,249
Welltower ‡	23	3,510
Weyerhaeuser ‡	27	700
		40,552
Utilities — 2.5%
AES	26	260
Alliant Energy	9	549
Ameren	9	893
American Electric Power	20	2,167
American Water Works	7	1,029
Atmos Energy	6	964
CenterPoint Energy	24	931
CMS Energy	13	957
Consolidated Edison	13	1,466
Constellation Energy	12	2,681
Dominion Energy	31	1,686
DTE Energy	8	1,096
Duke Energy	29	3,539
Edison International	17	910
Entergy	16	1,331
Evergy	10	691
Eversource Energy	13	773
Exelon	36	1,688
FirstEnergy	19	815
NextEra Energy	78	5,217
NiSource	16	626
NRG Energy	7	767
PG&E	81	1,338
Pinnacle West Capital	5	476
PPL	27	985
Public Service Enterprise Group	18	1,439
Sempra	24	1,782
Southern	41	3,767
Vistra	13	1,685
WEC Energy Group	14	1,533

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	21	$1,485
		45,526
TOTAL UNITED STATES		1,782,499
TOTAL COMMON STOCK (Cost $1,495,304)		1,793,588

PURCHASED OPTIONS — 0.9%
(Cost $21,219)		16,698
TOTAL INVESTMENTS — 99.9% (Cost $1,516,523)		$1,810,286

Percentages are based on Net Assets of $1,812,975.

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.9%
Put Options
Mini-SPX Index	12	$668,292	$505	06/20/25	$6,108
S&P 500 Index	2	1,113,812	5,075	06/20/25	10,590

Total Purchased Options		$1,782,104			$16,698

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 98.1%
IRELAND — 0.4%
Information Technology — 0.4%
Accenture PLC, Cl A	37	$11,068

JERSEY — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	13	742

NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	15	2,765

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	18	2,635

UNITED STATES — 97.5%
Communication Serivces — 0.1%
Electronic Arts	15	2,176

Communication Services — 9.0%
Alphabet, Cl A	343	54,468
Alphabet, Cl C	280	45,049
AT&T	434	12,022
Charter Communications, Cl A *	6	2,351
Comcast, Cl A	215	7,353
Fox, Cl A	13	647
Fox, Cl B	2	92
Interpublic Group	25	628
Live Nation Entertainment *	10	1,325
Match Group	15	445
Meta Platforms, Cl A	130	71,370
Netflix *	25	28,293
News, Cl A	23	624
News, Cl B	7	220
Omnicom Group	12	914
Paramount Global, Cl B	36	423
Teledyne Technologies *	3	1,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
TKO Group Holdings, Cl A	5	$815
T-Mobile US	29	7,162
Verizon Communications	255	11,235
Walt Disney	104	9,459
Warner Bros Discovery *	135	1,170
		257,463
Consumer Discreationary — 0.1%
Garmin	10	1,869

Consumer Discretionary — 10.0%
Airbnb, Cl A *	26	3,170
Amazon.com *	560	103,275
AutoZone *	1	3,763
Best Buy	11	734
Booking Holdings	2	10,198
Caesars Entertainment *	13	352
CarMax *	11	711
Carnival *	64	1,174
Chipotle Mexican Grill, Cl A *	80	4,042
Darden Restaurants	7	1,404
Deckers Outdoor *	10	1,108
Domino’s Pizza	2	981
DoorDash, Cl A *	21	4,051
DR Horton	18	2,274
eBay	30	2,045
Expedia Group	8	1,255
Ford Motor	233	2,332
General Motors	61	2,760
Genuine Parts	9	1,058
Hasbro	2	124
Hilton Worldwide Holdings	15	3,382
Home Depot	59	21,269
Las Vegas Sands	22	807
Lennar, Cl A	15	1,629
LKQ	13	497
Lowe’s	34	7,601
Lululemon Athletica *	7	1,895
Marriott International, Cl A	14	3,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
McDonald’s	43	$13,745
MGM Resorts International *	12	377
Mohawk Industries *	2	213
NIKE, Cl B	71	4,004
Norwegian Cruise Line Holdings *	27	433
O’Reilly Automotive *	3	4,246
Pool	3	879
PulteGroup	12	1,231
Ralph Lauren, Cl A	3	675
Ross Stores	20	2,780
Royal Caribbean Cruises	15	3,224
Starbucks	69	5,523
Tapestry	14	989
Tesla *	166	46,839
TJX	68	8,750
Tractor Supply	32	1,620
Ulta Beauty *	3	1,187
Williams-Sonoma	8	1,236
Wynn Resorts	6	482
Yum! Brands	17	2,557
		288,221
Consumer Staples — 6.0%
Altria Group	101	5,974
Archer-Daniels-Midland	20	955
Brown-Forman, Cl B	11	383
Bunge Global	2	157
Campbell Soup	13	474
Church & Dwight	15	1,490
Clorox	8	1,138
Coca-Cola	230	16,686
Colgate-Palmolive	49	4,517
Conagra Brands	31	766
Constellation Brands, Cl A	9	1,688
Costco Wholesale	26	25,857
Dollar General	12	1,124
Dollar Tree *	12	981
Estee Lauder, Cl A	12	720
General Mills	33	1,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hershey	9	$1,505
Hormel Foods	22	658
J M Smucker	7	814
Kellanova	17	1,407
Kenvue	118	2,785
Keurig Dr Pepper	67	2,318
Kimberly-Clark	20	2,636
Kraft Heinz	54	1,571
Kroger	41	2,961
Lamb Weston Holdings	10	528
McCormick	16	1,227
Molson Coors Beverage, Cl B	11	633
Mondelez International, Cl A	79	5,382
Monster Beverage *	43	2,585
PepsiCo	82	11,118
Philip Morris International	93	15,936
Procter & Gamble	139	22,597
Sysco	30	2,142
Target	28	2,708
Tyson Foods, Cl A	19	1,164
Walgreens Boots Alliance	43	472
Walmart	258	25,090
		173,019
Energy — 3.1%
APA	17	264
Baker Hughes, Cl A	57	2,018
Chesapeake Energy	15	1,558
Chevron	99	13,470
ConocoPhillips	78	6,951
Coterra Energy	46	1,130
Devon Energy	30	912
Diamondback Energy	11	1,452
EOG Resources	33	3,641
EQT	35	1,730
Exxon Mobil	258	27,253
Halliburton	57	1,130
Hess	17	2,194
Kinder Morgan	118	3,103

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Marathon Petroleum	19	$2,611
Occidental Petroleum	41	1,616
ONEOK	38	3,122
Phillips 66	25	2,602
Schlumberger	85	2,826
Targa Resources	13	2,222
Texas Pacific Land	1	1,289
Valero Energy	19	2,206
Williams	65	3,807
		89,107
Financials — 14.2%
Aflac	30	3,260
Allstate	16	3,174
American Express	33	8,792
American International Group	36	2,935
Ameriprise Financial	6	2,826
Aon PLC, Cl A	13	4,612
Apollo Global Management	27	3,685
Arch Capital Group	22	1,995
Arthur J Gallagher	15	4,810
Assurant	4	771
Bank of America	395	15,753
Bank of New York Mellon	44	3,538
Berkshire Hathaway, Cl B *	109	58,124
BlackRock Funding	9	8,228
Blackstone	44	5,795
Brown & Brown	15	1,659
Capital One Financial	23	4,146
Cboe Global Markets	7	1,553
Charles Schwab	102	8,303
Chubb	22	6,294
Cincinnati Financial	10	1,392
Citigroup	112	7,659
Citizens Financial Group	24	885
CME Group, Cl A	22	6,096
Corpay *	4	1,301
Discover Financial Services	15	2,740
Erie Indemnity, Cl A	2	717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Everest Group	3	$1,077
FactSet Research Systems	2	864
Fidelity National Information Services	33	2,603
Fifth Third Bancorp	32	1,150
Fiserv *	34	6,275
Franklin Resources	24	450
Global Payments	16	1,221
Globe Life	6	740
Goldman Sachs Group	19	10,403
Hartford Financial Services Group	18	2,208
Huntington Bancshares	87	1,264
Intercontinental Exchange	34	5,711
Invesco	24	334
Jack Henry & Associates	5	867
JPMorgan Chase	166	40,607
KeyCorp	56	831
KKR	41	4,685
Loews	11	955
M&T Bank	10	1,698
MarketAxess Holdings	3	665
Marsh & McLennan	29	6,539
Mastercard, Cl A	48	26,307
MetLife	34	2,563
Moody’s	9	4,078
Morgan Stanley	74	8,541
MSCI, Cl A	5	2,726
Nasdaq	25	1,905
Northern Trust	12	1,128
PayPal Holdings *	60	3,950
PNC Financial Services Group	24	3,857
Principal Financial Group	13	964
Progressive	35	9,861
Prudential Financial	22	2,260
Raymond James Financial	11	1,507
Regions Financial	55	1,123
S&P Global	19	9,501
State Street	18	1,586
Synchrony Financial	24	1,247
T Rowe Price Group	13	1,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Travelers	14	$3,698
Truist Financial	80	3,067
US Bancorp	94	3,792
Visa, Cl A	102	35,241
W R Berkley	19	1,362
Wells Fargo	194	13,776
Willis Towers Watson PLC	6	1,847
		409,228
Health Care — 10.6%
Abbott Laboratories	103	13,467
AbbVie	105	20,485
Agilent Technologies	18	1,937
Align Technology *	5	866
Amgen	32	9,309
Baxter International	32	997
Becton Dickinson	17	3,521
Biogen *	9	1,090
Bio-Techne	10	504
Boston Scientific *	89	9,155
Bristol-Myers Squibb	122	6,124
Cardinal Health	15	2,119
Cencora	11	3,219
Centene *	23	1,377
Charles River Laboratories International *	4	474
Cigna Group	16	5,441
Cooper *	11	898
CVS Health	76	5,070
Danaher	38	7,575
DaVita *	3	425
Dexcom *	23	1,642
Edwards Lifesciences *	34	2,567
Elevance Health	14	5,888
Eli Lilly	47	42,251
GE HealthCare Technologies	28	1,969
Gilead Sciences	70	7,458
HCA Healthcare	11	3,796
Henry Schein *	9	585
Hologic *	12	698

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Humana	7	$1,836
IDEXX Laboratories *	5	2,163
Incyte *	10	627
Insulet *	5	1,261
Intuitive Surgical *	21	10,832
IQVIA Holdings *	11	1,706
Johnson & Johnson	143	22,352
Labcorp Holdings	5	1,205
McKesson	8	5,702
Medtronic PLC	77	6,527
Merck	146	12,439
Mettler-Toledo International *	1	1,071
Moderna *	23	656
Molina Healthcare *	4	1,308
Pfizer	343	8,373
Quest Diagnostics	7	1,248
Regeneron Pharmaceuticals	6	3,593
ResMed	9	2,129
Revvity	8	747
Solventum *	8	529
STERIS PLC	6	1,348
Stryker	21	7,852
Thermo Fisher Scientific	23	9,867
UnitedHealth Group	55	22,629
Universal Health Services, Cl B	4	708
Vertex Pharmaceuticals *	15	7,643
Viatris	92	775
Waters *	4	1,391
West Pharmaceutical Services	5	1,056
Zimmer Biomet Holdings	12	1,237
Zoetis, Cl A	27	4,223
		305,940
Industrials — 8.5%
3M	33	4,584
A O Smith	8	543
Allegion PLC	6	835
AMETEK	14	2,374
Automatic Data Processing	24	7,214

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Axon Enterprise *	4	$2,453
Boeing *	45	8,246
Broadridge Financial Solutions	7	1,697
Builders FirstSource *	8	957
Carrier Global	49	3,064
Caterpillar	29	8,969
CH Robinson Worldwide	8	714
Cintas	21	4,445
Copart *	54	3,296
CSX	117	3,284
Cummins	8	2,351
Dayforce *	9	521
Deere	15	6,953
Delta Air Lines	40	1,665
Dover	9	1,536
Eaton PLC	24	7,065
Emerson Electric	34	3,574
Equifax	8	2,081
Expeditors International of Washington	9	989
Fastenal	34	2,753
FedEx	14	2,945
Fortive	21	1,464
GE Vernova	17	6,304
Generac Holdings *	4	458
General Dynamics	15	4,082
General Electric	64	12,899
Honeywell International	39	8,210
Howmet Aerospace	23	3,187
Hubbell, Cl B	3	1,090
Huntington Ingalls Industries	3	691
IDEX	5	870
Illinois Tool Works	16	3,839
Ingersoll Rand	23	1,735
Jacobs Solutions	8	990
JB Hunt Transport Services	5	653
Johnson Controls International	40	3,356
L3Harris Technologies	11	2,420
Lennox International	2	1,094
Lockheed Martin	13	6,211

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Masco	12	$727
Nordson	4	758
Norfolk Southern	14	3,137
Northrop Grumman	8	3,892
Old Dominion Freight Line	11	1,686
Otis Worldwide	24	2,310
PACCAR	32	2,887
Parker-Hannifin	8	4,840
Paychex	20	2,942
Paycom Software	3	679
Pentair PLC	10	907
Quanta Services	9	2,634
Republic Services, Cl A	12	3,009
Rockwell Automation	7	1,734
Rollins	18	1,028
RTX	80	10,090
Snap-On	3	941
Southwest Airlines	35	979
Stanley Black & Decker	9	540
Textron	11	774
Trane Technologies PLC	14	5,366
TransDigm Group	3	4,239
Uber Technologies *	125	10,126
Union Pacific	36	7,764
United Airlines Holdings *	20	1,376
United Parcel Service, Cl B	44	4,193
United Rentals	4	2,526
Veralto	15	1,439
Verisk Analytics, Cl A	9	2,668
Waste Management	22	5,134
Westinghouse Air Brake Technologies	10	1,847
WW Grainger	3	3,073
Xylem	15	1,809
		242,715
Information Technology — 29.2%
Adobe *	26	9,749
Advanced Micro Devices *	93	9,053
Akamai Technologies *	10	806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amphenol, Cl A	73	$5,617
Analog Devices	30	5,848
ANSYS *	5	1,609
Apple	892	189,550
Applied Materials	49	7,385
Arista Networks *	62	5,101
Autodesk *	13	3,565
Broadcom	278	53,507
Cadence Design Systems *	17	5,062
CDW	8	1,284
Cisco Systems	231	13,336
Cognizant Technology Solutions, Cl A	31	2,281
Corning	45	1,997
Crowdstrike Holdings, Cl A *	15	6,433
Dell Technologies, Cl C	19	1,743
Enphase Energy *	2	89
EPAM Systems *	4	628
F5 *	4	1,059
Fair Isaac *	1	1,990
First Solar *	7	881
Fortinet *	39	4,047
Gartner *	5	2,105
Gen Digital	34	880
GoDaddy, Cl A *	9	1,695
Hewlett Packard Enterprise	77	1,249
HP	59	1,509
Intel	262	5,266
International Business Machines	55	13,300
Intuit	17	10,667
Jabil	7	1,026
Juniper Networks	22	799
Keysight Technologies *	11	1,599
KLA	8	5,621
Lam Research	77	5,519
Leidos Holdings	8	1,177
Microchip Technology	33	1,521
Micron Technology	67	5,156
Microsoft	443	175,100
Monolithic Power Systems	3	1,779

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	10	$4,404
NetApp	12	1,077
NVIDIA	1,457	158,696
ON Semiconductor *	26	1,032
Oracle	97	13,650
Palantir Technologies, Cl A *	124	14,686
Palo Alto Networks *	40	7,477
PTC *	8	1,240
QUALCOMM	67	9,947
Roper Technologies	7	3,921
Salesforce	57	15,316
Seagate Technology Holdings	13	1,183
ServiceNow *	12	11,460
Skyworks Solutions	10	643
Super Micro Computer *	30	956
Synopsys *	9	4,131
Take-Two Interactive Software *	10	2,333
Teradyne	10	742
Texas Instruments	55	8,803
Trimble *	15	932
Tyler Technologies *	3	1,630
VeriSign *	5	1,411
Western Digital *	21	921
Workday, Cl A *	13	3,185
Zebra Technologies, Cl A *	3	751
		839,115
Materials — 1.9%
Air Products & Chemicals	13	3,524
Albemarle	8	468
Amcor PLC	90	828
Avery Dennison	5	856
Ball	10	519
CF Industries Holdings	11	862
Corteva	35	2,170
Dow	43	1,315
DuPont de Nemours	24	1,584
Eastman Chemical	8	616
Ecolab	15	3,772

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Freeport-McMoRan	87	$3,135
International Flavors & Fragrances	14	1,098
International Paper	30	1,370
Linde PLC	28	12,690
LyondellBasell Industries, Cl A	14	815
Martin Marietta Materials	4	2,096
Mosaic	20	608
Newmont	69	3,635
Nucor	14	1,671
Packaging Corp of America	6	1,114
PPG Industries	14	1,524
Sherwin-Williams	14	4,941
Smurfit WestRock	30	1,261
Steel Dynamics	9	1,167
Vulcan Materials	8	2,099
		55,738
Real Estate — 2.3%
Alexandria Real Estate Equities ‡	10	727
American Tower ‡	28	6,311
AvalonBay Communities ‡	9	1,890
BXP ‡	10	637
Camden Property Trust ‡	7	797
CBRE Group, Cl A *	20	2,444
CoStar Group *	23	1,706
Crown Castle ‡	27	2,856
Digital Realty Trust ‡	19	3,050
Equinix ‡	6	5,164
Equity Residential ‡	22	1,546
Essex Property Trust ‡	4	1,117
Extra Space Storage ‡	12	1,758
Federal Realty Investment Trust ‡	6	564
Healthpeak Properties ‡	41	731
Host Hotels & Resorts ‡	44	621
Invitation Homes ‡	35	1,197
Iron Mountain ‡	18	1,614
Kimco Realty ‡	44	879
Mid-America Apartment Communities ‡	8	1,277
ProLogis ‡	56	5,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Public Storage ‡	10	$3,004
Realty Income ‡	53	3,067
Regency Centers ‡	10	722
SBA Communications, Cl A ‡	7	1,704
Simon Property Group ‡	19	2,990
UDR ‡	18	754
Ventas ‡	25	1,752
VICI Properties, Cl A ‡	64	2,049
Welltower ‡	36	5,493
Weyerhaeuser ‡	44	1,140
		65,284
Utilities — 2.5%
AES	43	430
Alliant Energy	13	794
Ameren	17	1,687
American Electric Power	32	3,467
American Water Works	11	1,617
Atmos Energy	10	1,606
CenterPoint Energy	41	1,590
CMS Energy	19	1,399
Consolidated Edison	21	2,368
Constellation Energy	19	4,245
Dominion Energy	51	2,773
DTE Energy	12	1,644
Duke Energy	45	5,491
Edison International	23	1,231
Entergy	24	1,996
Evergy	12	829
Eversource Energy	22	1,309
Exelon	62	2,908
FirstEnergy	33	1,415
NextEra Energy	124	8,293
NiSource	28	1,095
NRG Energy	12	1,315
PG&E	132	2,181
Pinnacle West Capital	8	761
PPL	45	1,643
Public Service Enterprise Group	31	2,478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sempra	38	$2,822
Southern	66	6,065
Vistra	21	2,722
WEC Energy Group	20	2,190
Xcel Energy	35	2,475
		72,839
TOTAL UNITED STATES		2,802,714
TOTAL COMMON STOCK (Cost $2,977,026)		2,819,924

PURCHASED OPTIONS — 1.9%
(Cost $45,940)		52,625
TOTAL INVESTMENTS — 100.0% (Cost $3,022,966)		$2,872,549

WRITTEN OPTIONS — (0.1)%
(Premiums Received $(6,831))		$(2,200)

Percentages are based on Net Assets of $2,873,936.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

A list of exchange traded option contracts held by the Fund at April 30, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.9%
Put Options
S&P 500 Index	5	$2,784,530	$5,360	06/20/25	$52,625

WRITTEN OPTIONS — (0.1)%
Call Options
S&P 500 Index	(5)	$(2,784,530)	$6,210	06/20/25	$(2,200)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $2,819,924.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,819,924	$—	$—	$2,819,924
Purchased Options	52,625	—	—	52,625
Total Investments in Securities	$2,872,549	$—	$—	$2,872,549

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,200)	$—	$—	$(2,200)
Total Other Financial Instruments	$(2,200)	$—	$—	$(2,200)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 11.5%
Materials — 11.5%
IGO	15,400	$38,627
Lynas Rare Earths *	21,433	117,665
Pilbara Minerals *	76,447	73,616
Rio Tinto	2,210	131,271

TOTAL AUSTRALIA		361,179
CANADA — 2.8%
Materials — 2.8%
HudBay Minerals	10,259	74,493
Lithium Americas *	4,764	13,658

TOTAL CANADA		88,151
CHILE — 3.9%
Materials — 3.9%
Antofagasta PLC	5,599	122,125

CHINA — 33.2%
Industrials — 13.4%
Eve Energy, Cl A	19,800	111,833
Fangda Carbon New Material, Cl A	64,500	40,971
GEM, Cl A	119,400	100,468
Guizhou Zhenhua E-chem, Cl A	7,048	11,028
XTC New Energy Materials Xiamen, Cl A	4,065	26,520
Zhejiang Huayou Cobalt, Cl A	27,530	128,240
		419,060
Materials — 19.8%
China Northern Rare Earth Group High-Tech, Cl A	43,100	138,013
China Rare Earth Resources And Technology, Cl A	15,000	64,387
Hunan Changyuan Lico, Cl A *	20,279	13,077
Jiangxi Black Cat Carbon Black, Cl A *	10,200	15,469
MMG *	102,620	31,231
Nanjing Hanrui Cobalt, Cl A	5,500	23,956
Shenghe Resources Holding, Cl A	29,300	42,621
Sinomine Resource Group, Cl A	15,300	61,299

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Weihai Guangwei Composites, Cl A	12,160	$48,585
Western Mining, Cl A	40,600	85,853
Xiangtan Electrochemical Scientific, Cl A	10,100	13,651
Youngy, Cl A	4,900	18,311
Yunnan Chihong Zinc&Germanium, Cl A	76,700	53,572
Zhongfu Shenying Carbon Fiber, Cl A	3,411	9,445
		619,470
TOTAL CHINA		1,038,530
FRANCE — 0.8%
Industrials — 0.4%
Mersen	553	11,843

Materials — 0.4%
Eramet	224	12,375

TOTAL FRANCE		24,218
INDONESIA — 0.5%
Materials — 0.5%
Nickel Industries	44,837	16,209

JAPAN — 6.0%
Basic Materials — 0.3%
Pacific Metals	824	9,988

Industrials — 0.4%
Nippon Carbon	380	11,149

Materials — 5.3%
Sumitomo Metal Mining	6,073	135,434
Tokai Carbon	4,878	31,438
		166,872
TOTAL JAPAN		188,009
MEXICO — 8.3%
Materials — 8.3%
Grupo Mexico, Cl B	25,900	134,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Southern Copper	1,414	$126,581

TOTAL MEXICO		261,407
SOUTH AFRICA — 15.7%
Materials — 15.7%
African Rainbow Minerals	2,716	22,648
Anglo American Platinum	2,299	78,979
Anglo American PLC	4,584	124,233
Impala Platinum Holdings *	19,896	118,555
Northam Platinum Holdings	9,248	61,891
Sibanye Stillwater *	73,496	84,926

TOTAL SOUTH AFRICA		491,232
SWEDEN — 3.8%
Materials — 3.8%
Boliden *	3,920	120,345

UNITED STATES — 13.1%
Industrials — 3.4%
GrafTech International *	9,862	6,242
Hexcel	2,078	100,721
		106,963
Materials — 9.7%
Albemarle	1,770	103,634
Freeport-McMoRan	3,480	125,384
MP Materials *	3,062	74,897
		303,915
TOTAL UNITED STATES		410,878
TOTAL COMMON STOCK (Cost $4,161,675)		3,122,283
TOTAL INVESTMENTS — 99.6% (Cost $4,161,675)		$3,122,283

Percentages are based on Net Assets of $3,133,272.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Disruptive Materials ETF

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 0.1%
Consumer Discretionary — 0.1%
Despegar.com *	43,137	$839,446

AUSTRALIA — 0.0%
Materials — 0.0%
Metals Acquisition, Cl A *	32,382	291,114

AUSTRIA — 0.0%
Materials — 0.0%
Critical Metals * (A)	4,582	7,377

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	61,070	1,019,869

BERMUDA — 0.1%
Energy — 0.0%
Teekay	33,601	242,263

Financials — 0.1%
Bank of NT Butterfield & Son	26,863	1,079,356
Hamilton Insurance Group, Cl B *	25,186	465,941
		1,545,297
Industrials — 0.0%
Himalaya Shipping (A)	18,023	94,080

TOTAL BERMUDA		1,881,640
BRAZIL — 0.3%
Financials — 0.3%
Pagseguro Digital, Cl A *	111,652	1,119,869
StoneCo, Cl A *	173,831	2,444,064

TOTAL BRAZIL		3,563,933

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
CAMEROON — 0.2%
Energy — 0.2%
Golar LNG	60,098	$2,554,466

CANADA — 0.6%
Consumer Staples — 0.0%
SunOpta *	56,528	244,201

Energy — 0.1%
Encore Energy *	108,945	164,507
Teekay Tankers, Cl A	14,571	620,287
		784,794
Financials — 0.0%
Kingsway Financial Services *	7,860	67,989

Health Care — 0.1%
Aurinia Pharmaceuticals *	81,448	671,132
Fennec Pharmaceuticals *	14,202	85,780
		756,912
Industrials — 0.0%
Brookfield Business, Cl A	15,758	413,332

Information Technology — 0.1%
D-Wave Quantum * (A)	110,498	763,541
Hut 8 *	49,145	604,975
		1,368,516
Materials — 0.1%
i-80 Gold *	190,882	117,240
Novagold Resources *	148,161	626,721
SSR Mining *	123,320	1,312,125
		2,056,086
Real Estate — 0.0%
Real Brokerage *	61,234	270,042

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.2%
Brookfield Infrastructure, Cl A	72,871	$2,728,290

TOTAL CANADA		8,690,162
CAYMAN ISLANDS — 0.0%
Consumer Discretionary — 0.0%
Livewire Group * (A)	10,984	19,661

Financials — 0.0%
Patria Investments, Cl A	35,179	368,676
TOTAL CAYMAN ISLANDS		388,337
CHINA — 0.0%
Information Technology — 0.0%
indie Semiconductor, Cl A * (A)	100,655	200,304

GERMANY — 0.0%
Materials — 0.0%
Orion	34,655	417,246

GHANA — 0.0%
Energy — 0.0%
Kosmos Energy *	284,124	437,551

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global * (A)	3,340	27,421

GUERNSEY — 0.1%
Consumer Discretionary — 0.1%
Super Group SGHC	90,888	738,011

HONG KONG — 0.0%
Consumer Discretionary — 0.0%
GigaCloud Technology, Cl A *	14,264	178,871

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 0.1%
Industrials — 0.1%
WNS Holdings *	26,096	$1,579,330

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	25,602	244,243

Health Care — 0.0%
Prothena *	25,525	234,830

Industrials — 0.1%
Cimpress *	10,265	431,335

TOTAL IRELAND		910,408
ISLE OF MAN — 0.0%
Materials — 0.0%
Lifezone Metals * (A)	22,231	79,587

ISRAEL — 0.1%
Health Care — 0.0%
MediWound * (A)	5,503	97,431
Nano-X Imaging * (A)	32,764	164,803
		262,234
Information Technology — 0.1%
Sapiens International	18,687	511,837

TOTAL ISRAEL		774,071
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	9,686	124,659

MEXICO — 0.0%
Energy — 0.0%
Borr Drilling	142,236	241,801

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	26,978	$1,016,801

Industrials — 0.0%
Costamare	25,926	241,889
Safe Bulkers	36,479	123,664
		365,553
TOTAL MONACO		1,382,354
NORWAY — 0.2%
Energy — 0.1%
FLEX LNG (A)	18,554	437,689
Seadrill *	39,461	810,529
SFL, Cl B	78,901	648,566
		1,896,784
Industrials — 0.1%
Freyr Battery * (A)	67,333	81,473
Golden Ocean Group	73,881	570,361
		651,834
TOTAL NORWAY		2,548,618
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior	16,603	635,895

PUERTO RICO — 0.3%
Communication Services — 0.0%
Liberty Latin America, Cl A *	18,853	102,183
Liberty Latin America, Cl C *	78,756	433,158
		535,341
Financials — 0.3%
EVERTEC	38,704	1,313,614
First BanCorp	98,318	1,930,965

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
OFG Bancorp	27,285	$1,073,665
		4,318,244
TOTAL PUERTO RICO		4,853,585
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	14,982	329,154

Information Technology — 0.1%
Kulicke & Soffa Industries	31,755	1,023,464

TOTAL SINGAPORE		1,352,618
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining	9,825	129,395

SOUTH KOREA — 0.0%
Communication Services — 0.0%
Webtoon Entertainment * (A)	9,127	82,143

Health Care — 0.0%
Artiva Biotherapeutics *	11,579	27,674

TOTAL SOUTH KOREA		109,817
SWEDEN — 0.1%
Financials — 0.1%
SiriusPoint *	57,161	960,305

SWITZERLAND — 0.0%
Health Care — 0.0%
ADC Therapeutics *	49,056	70,150

THAILAND — 0.3%
Energy — 0.0%
BKV *	8,601	155,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.3%
Fabrinet *	22,140	$4,540,029

TOTAL THAILAND		4,695,965
UNITED KINGDOM — 0.1%
Financials — 0.1%
Fidelis Insurance Holdings	30,033	491,039

Health Care — 0.0%
Zura Bio, Cl A *	31,092	47,882

Industrials — 0.0%
Luxfer Holdings	15,966	171,794

TOTAL UNITED KINGDOM		710,715
UNITED STATES — 96.8%
Communication Services — 2.5%
Advantage Solutions *	63,565	85,177
AMC Entertainment Holdings, Cl A *	245,129	654,494
AMC Networks, Cl A *	19,271	123,334
Anterix *	6,106	182,264
AST SpaceMobile, Cl A * (A)	81,365	1,888,482
Atlanta Braves Holdings, Cl A *	6,252	271,649
Atlanta Braves Holdings, Cl C *	30,486	1,215,172
ATN International	6,179	109,306
Bandwidth, Cl A *	14,945	185,617
Boston Omaha, Cl A *	14,907	231,506
Bumble, Cl A *	49,246	207,818
Cable One	3,428	916,202
Cardlytics *	24,385	35,114
Cargurus, Cl A *	52,700	1,473,492
Cars.com *	39,123	455,392
Cinemark Holdings	67,034	2,004,987
Clear Channel Outdoor Holdings, Cl A *	213,113	209,746
Cogent Communications Holdings	26,759	1,454,352
EchoStar, Cl A *	73,950	1,662,396
Emerald Holding	9,124	35,857
Entravision Communications, Cl A	37,673	68,942
Eventbrite, Cl A *	47,714	101,154

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
EverQuote, Cl A *	15,143	$359,495
EW Scripps, Cl A *	37,673	75,723
fuboTV *	201,497	604,491
Gannett *	85,144	272,461
Getty Images Holdings * (A)	60,705	115,947
Globalstar *	29,520	567,374
Gogo *	40,386	305,722
Golden Matrix Group *	12,394	23,301
Gray Television	51,766	173,416
Ibotta, Cl A *	9,479	462,575
IDT, Cl B	9,363	470,491
iHeartMedia, Cl A *	63,556	65,463
IMAX *	26,016	632,969
Integral Ad Science Holding *	44,543	314,919
John Wiley & Sons, Cl A	23,910	1,043,432
Lions Gate Entertainment, Cl A *	36,353	322,815
Lions Gate Entertainment, Cl B *	75,584	603,160
LiveOne *	45,231	39,731
Lumen Technologies *	614,720	2,176,109
Madison Square Garden Entertainment, Cl A *	24,071	780,863
Magnite *	76,283	907,005
Marcus	13,985	228,095
MediaAlpha, Cl A *	18,041	151,544
National CineMedia	42,559	243,863
Nextdoor Holdings *	103,356	151,933
Outbrain *	23,403	82,847
Playstudios *	53,745	68,256
PubMatic, Cl A *	24,302	237,430
QuinStreet *	32,711	573,097
Reservoir Media *	11,790	88,425
Scholastic	13,987	252,186
Shenandoah Telecommunications	29,698	330,836
Shutterstock	14,567	232,489
Sinclair	19,252	277,229
Sphere Entertainment *	16,423	447,527
Spok Holdings	11,072	158,772
Stagwell, Cl A *	53,720	299,758
System1 *	14,171	8,188
TEGNA	97,956	1,589,826

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Telephone and Data Systems	59,903	$2,245,763
Thryv Holdings *	23,190	317,703
Toro Combineco *	16,092	128,253
Townsquare Media, Cl A	7,860	52,033
TrueCar *	48,089	71,653
Vimeo *	88,250	444,780
Vivid Seats, Cl A *	46,304	130,114
WideOpenWest *	30,340	132,889
Yelp, Cl A *	38,662	1,356,263
Ziff Davis *	25,570	755,082
ZipRecruiter, Cl A *	42,023	216,839
		35,163,588
Consumer Discretionary — 8.8%
1-800-Flowers.com, Cl A * (A)	15,239	84,272
1stdibs.com *	13,551	33,471
Abercrombie & Fitch, Cl A *	30,114	2,090,514
Academy Sports & Outdoors	41,306	1,556,410
Accel Entertainment, Cl A *	32,642	336,213
Acushnet Holdings (A)	16,920	1,120,442
Adient *	50,745	641,924
Adtalem Global Education *	22,766	2,417,749
aka Brands Holding *	381	2,892
A-Mark Precious Metals	10,633	259,020
American Axle & Manufacturing Holdings *	69,010	263,618
American Eagle Outfitters	107,975	1,136,977
American Public Education *	9,471	222,569
America’s Car-Mart *	4,472	212,062
AMMO *	55,358	109,055
Arhaus, Cl A *	30,767	241,829
Arko	48,280	194,327
Asbury Automotive Group *	11,945	2,605,682
BARK *	77,889	88,015
Beazer Homes USA *	17,815	348,461
Beyond * (A)	27,848	113,341
Biglari Holdings, Cl B *	435	101,316
BJ’s Restaurants *	11,232	373,913
Bloomin’ Brands	46,820	375,496
Boot Barn Holdings *	17,935	1,871,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Brinker International *	26,757	$3,593,465
Buckle	18,733	651,159
Build-A-Bear Workshop, Cl A	7,601	268,163
Caleres	19,945	303,962
Camping World Holdings, Cl A	34,092	411,150
Carriage Services, Cl A	8,288	331,188
Cavco Industries *	4,885	2,412,457
Century Communities	16,788	915,618
Cheesecake Factory	29,333	1,477,503
Chegg *	60,074	43,686
Citi Trends *	3,841	85,770
Clarus	18,630	61,293
Cooper-Standard Holdings *	10,270	150,661
Coursera *	83,481	702,910
Cracker Barrel Old Country Store (A)	13,415	572,821
Cricut, Cl A	28,520	142,030
Dana	79,380	1,090,681
Dave & Buster’s Entertainment *	19,127	367,047
Denny’s *	30,356	112,014
Designer Brands, Cl A	20,159	56,244
Destination XL Group *	29,365	29,060
Dine Brands Global	8,979	178,772
Dorman Products *	15,707	1,779,603
Dream Finders Homes, Cl A *	17,002	385,265
El Pollo Loco Holdings *	15,331	143,345
Escalade	6,011	91,247
Ethan Allen Interiors	13,869	394,296
European Wax Center, Cl A *	18,365	57,299
Everi Holdings *	49,229	691,667
EVgo, Cl A *	74,027	204,315
Figs, Cl A *	79,305	319,599
First Watch Restaurant Group *	23,352	412,396
Flexsteel Industries	2,852	95,228
Foot Locker *	50,619	621,095
Fox Factory Holding *	25,687	521,703
Frontdoor *	46,782	1,923,208
Full House Resorts *	19,988	64,561
Funko, Cl A *	18,733	75,119
Genesco *	6,254	121,328

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Gentherm *	18,688	$486,075
G-III Apparel Group *	23,722	598,269
Global Business Travel Group I *	76,200	511,302
Golden Entertainment	11,678	300,125
Goodyear Tire & Rubber *	173,069	1,882,991
GoPro, Cl A *	75,188	43,308
Graham Holdings, Cl B	1,939	1,783,977
Green Brick Partners *	18,911	1,115,560
Group 1 Automotive	7,926	3,199,171
Groupon, Cl A * (A)	14,007	255,067
GrowGeneration *	33,565	39,271
Hamilton Beach Brands Holding, Cl A	4,941	97,832
Hanesbrands *	214,783	985,854
Haverty Furniture	8,983	163,131
Helen of Troy *	13,781	383,939
Hilton Grand Vacations *	42,149	1,417,471
Holley *	28,136	60,492
Hooker Furnishings	6,338	60,845
Hovnanian Enterprises, Cl A *	3,013	291,658
Inspired Entertainment *	13,210	97,886
Installed Building Products	14,402	2,388,284
International Game Technology	69,149	1,134,044
iRobot *	18,276	44,776
J Jill	3,579	54,472
Jack in the Box (A)	11,567	301,205
JAKKS Pacific	4,856	93,672
Johnson Outdoors, Cl A	2,946	67,257
KB Home	38,857	2,099,444
KinderCare Learning *	16,964	207,979
Kontoor Brands	33,438	2,011,296
Krispy Kreme	51,343	210,506
Kura Sushi USA, Cl A *	4,122	242,703
Lands’ End *	8,602	76,386
Landsea Homes *	17,092	104,261
Latham Group *	24,520	134,002
Laureate Education, Cl A *	79,137	1,588,280
La-Z-Boy	25,307	999,627
LCI Industries	15,075	1,161,981
Legacy Housing *	6,803	165,483

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Leslie’s *	108,001	$64,822
LGI Homes *	12,621	689,233
Life Time Group Holdings *	51,075	1,565,960
Lifetime Brands	7,620	27,737
Lincoln Educational Services *	15,844	267,764
Lindblad Expeditions Holdings *	21,533	190,352
Lovesac *	8,549	166,278
Luminar Technologies, Cl A * (A)	15,295	59,803
M/I Homes *	16,144	1,722,242
Malibu Boats, Cl A *	11,931	340,749
Marine Products	5,312	44,621
MarineMax *	13,377	287,070
MasterCraft Boat Holdings *	10,123	166,422
Meritage Homes	43,626	2,972,676
Mister Car Wash *	57,621	395,280
Modine Manufacturing *	31,367	2,560,802
Monarch Casino & Resort	7,774	607,849
Monro	17,945	250,153
Movado Group	9,136	126,899
Nathan’s Famous	1,708	166,957
National Vision Holdings *	47,235	583,352
Nerdy *	48,592	77,261
ODP *	17,549	240,070
ONE Group Hospitality *	12,588	37,890
OneWater Marine, Cl A *	7,235	108,597
Oxford Industries	9,023	438,518
Papa John’s International	20,182	696,884
Patrick Industries	19,643	1,512,118
Peloton Interactive, Cl A *	213,983	1,474,343
Perdoceo Education	39,830	1,000,530
Petco Health & Wellness, Cl A *	50,990	150,420
Phinia	25,355	1,018,003
PlayAGS *	24,349	295,110
Portillo’s, Cl A * (A)	33,412	345,480
Potbelly *	16,718	135,416
Purple Innovation, Cl A *	34,100	23,079
Qurate Retail, Cl B *	552	3,069
RCI Hospitality Holdings	5,030	199,590
RealReal *	60,998	353,788

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Red Rock Resorts, Cl A	29,891	$1,276,346
Revolve Group, Cl A *	23,325	463,701
Rocky Brands	4,356	93,175
RumbleON, Cl B *	10,021	25,353
Rush Street Interactive *	46,153	559,836
Sabre *	232,186	550,281
Sally Beauty Holdings *	61,921	504,037
Savers Value Village *	14,176	135,948
Shake Shack, Cl A *	23,096	2,026,443
Shoe Carnival	10,741	186,679
Signet Jewelers	25,359	1,503,789
Six Flags Entertainment	56,364	1,939,485
Skyline Champion *	32,578	2,817,997
Sleep Number *	13,067	101,792
Smith & Wesson Brands	26,911	256,462
Solid Power * (A)	92,424	100,742
Solo Brands, Cl A *	9	—
Sonic Automotive, Cl A	8,938	542,715
Sonos *	73,270	674,817
Standard Motor Products	12,565	340,511
Steven Madden	43,396	911,316
Stitch Fix, Cl A *	61,831	202,187
Stoneridge *	16,528	63,798
Strategic Education	13,495	1,100,922
Stride *	25,851	3,677,305
Sturm Ruger	10,010	407,007
Superior Group	7,821	81,182
Sweetgreen, Cl A *	61,858	1,204,994
Target Hospitality *	19,988	135,918
Taylor Morrison Home, Cl A *	62,124	3,562,811
ThredUp, Cl A *	48,147	216,180
Tile Shop Holdings *	17,162	97,309
Tilly’s, Cl A *	8,956	13,703
Topgolf Callaway Brands *	86,079	568,982
Torrid Holdings * (A)	11,854	75,273
Traeger *	21,615	31,558
Tri Pointe Homes *	56,006	1,722,184
Udemy *	55,501	381,292
United Homes Group * (A)	4,821	9,401

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
United Parks & Resorts *	18,794	$820,358
Universal Technical Institute *	28,172	790,506
Upbound Group, Cl A	32,498	646,710
Urban Outfitters *	38,480	2,030,974
Vera Bradley *	14,730	28,724
Victoria’s Secret *	47,721	897,155
Visteon *	16,581	1,313,049
Warby Parker, Cl A *	53,702	886,620
Weyco Group	3,667	109,643
Winmark	1,773	638,298
Winnebago Industries	16,841	535,881
Wolverine World Wide	47,922	625,382
XPEL *	15,339	439,309
Xponential Fitness, Cl A *	14,520	121,532
Zspace * (A)	1,187	9,923
Zumiez *	9,220	107,874
		125,452,272
Consumer Staples — 3.3%
Alico	4,279	122,123
Andersons	19,811	747,073
B&G Foods	46,838	322,714
Beauty Health *	44,850	44,469
Beyond Meat * (A)	36,202	89,781
BRC, Cl A *	31,952	72,851
Calavo Growers	10,070	278,133
Cal-Maine Foods	26,725	2,495,313
Central Garden & Pet *	5,556	186,459
Central Garden & Pet, Cl A *	31,081	919,065
Chefs’ Warehouse *	21,593	1,230,153
Dole	45,451	690,401
Edgewell Personal Care	29,027	886,775
Energizer Holdings	43,699	1,181,621
Fresh Del Monte Produce	20,503	697,307
Guardian Pharmacy Services, Cl A *	5,118	128,155
Hain Celestial Group *	53,798	163,546
Herbalife *	61,354	441,749
HF Foods Group *	24,020	90,075
Honest *	50,375	241,296

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Ingles Markets, Cl A	8,808	$543,365
Inter Parfums	11,077	1,209,608
Ispire Technology *	11,606	32,033
J & J Snack Foods	9,272	1,201,558
John B Sanfilippo & Son	5,469	362,431
Lancaster Colony	11,882	1,934,152
Lifeway Foods *	2,640	62,515
Limoneira	9,979	149,984
Mama’s Creations *	19,938	131,591
Medifast *	6,608	86,829
MGP Ingredients	8,531	251,409
Mission Produce *	26,063	273,010
National Beverage	14,273	633,721
Natural Grocers by Vitamin Cottage	5,651	283,454
Nature’s Sunshine Products *	7,592	93,533
Nu Skin Enterprises, Cl A	29,982	189,786
Oil-Dri Corp of America	5,985	251,909
Olaplex Holdings *	83,776	109,746
PriceSmart	15,235	1,546,200
Primo Brands	121,034	3,954,181
Seneca Foods, Cl A *	2,847	255,347
Simply Good Foods *	56,018	2,022,810
SpartanNash	20,502	406,760
Sprouts Farmers Market *	61,142	10,455,282
TreeHouse Foods *	28,155	655,730
Turning Point Brands	10,420	639,580
United Natural Foods *	35,725	954,215
Universal	14,583	849,751
USANA Health Sciences *	6,865	192,838
Utz Brands	39,878	529,979
Veru *	79,832	43,245
Village Super Market, Cl A	5,294	195,084
Vita Coco *	23,714	783,748
Vital Farms *	20,483	701,338
Waldencast, Cl A *	14,781	40,204
WD-40	8,274	1,889,451
Weis Markets	9,946	855,256
Westrock Coffee * (A)	21,496	124,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
WK Kellogg	39,666	$711,211
		46,636,580
Energy — 3.9%
Aemetis * (A)	22,220	27,997
Amplify Energy *	23,735	61,711
Archrock	101,343	2,384,601
Atlas Energy Solutions, Cl A (A)	45,098	610,176
Berry	46,344	114,933
Bristow Group *	14,929	433,538
Cactus, Cl A	40,491	1,536,229
California Resources	42,515	1,467,193
Centrus Energy, Cl A *(B)	8,761	607,050
ChampionX	115,843	2,795,292
Clean Energy Fuels *	103,017	149,375
CNX Resources *	88,614	2,607,910
Comstock Resources *	56,163	1,026,098
CONSOL Energy	31,925	2,305,304
Core Laboratories	28,650	325,750
Crescent Energy, Cl A	100,227	829,880
CVR Energy	20,825	392,759
Delek US Holdings	37,989	494,617
DHT Holdings	82,081	877,446
Diversified Energy	28,662	355,695
DMC Global *	11,790	76,517
Dorian LPG	22,093	473,232
Drilling Tools International *	7,145	14,433
Empire Petroleum *	9,195	42,205
Energy Fuels * (A)(B)	113,337	512,283
Evolution Petroleum	18,490	77,473
Excelerate Energy, Cl A	10,109	258,588
Expro Group Holdings *	57,518	475,674
Flowco Holdings Inc *	12,004	231,917
Forum Energy Technologies *	7,105	104,088
FutureFuel	16,077	66,076
Geospace Technologies *	7,309	47,070
Granite Ridge Resources	31,842	153,160
Green Plains *	38,486	137,780
Gulfport Energy *	7,715	1,330,837

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hallador Energy *	15,329	$215,602
Helix Energy Solutions Group *	87,439	532,504
Helmerich & Payne	59,873	1,131,001
HighPeak Energy (A)	8,809	70,560
Infinity Natural Resources Inc *	7,546	115,831
Innovex International *	21,634	326,673
International Seaways	24,497	831,918
Kinetik Holdings, Cl A	23,258	961,486
Kodiak Gas Services	27,401	931,908
Liberty Energy, Cl A	96,221	1,106,541
Magnolia Oil & Gas, Cl A	105,178	2,159,304
Mammoth Energy Services *	14,730	37,267
Murphy Oil	84,223	1,729,098
Nabors Industries *	5,518	148,103
NACCO Industries, Cl A	2,487	86,796
Natural Gas Services Group *	6,476	116,374
Newpark Resources *	51,338	296,734
NextDecade *	70,199	525,089
Noble	80,760	1,755,722
Nordic American Tankers	122,337	313,183
Northern Oil & Gas	59,536	1,446,725
Oceaneering International *	61,436	1,090,489
Oil States International *	36,247	127,227
Par Pacific Holdings *	33,055	473,348
Patterson-UTI Energy	236,443	1,333,539
PBF Energy, Cl A	60,998	1,047,946
Peabody Energy	74,053	913,814
Prairie Operating *	2,556	10,377
PrimeEnergy Resources *	385	65,400
ProFrac Holding, Cl A * (A)	13,423	55,705
ProPetro Holding *	53,030	264,089
Ranger Energy Services, Cl A	9,435	104,634
REX American Resources *	9,398	373,289
Riley Exploration Permian	6,845	168,935
Ring Energy *	89,449	79,261
RPC	51,034	241,391
Sable Offshore * (A)	30,592	570,847
SandRidge Energy	19,385	176,597
SEACOR Marine Holdings *	14,761	72,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Select Water Solutions, Cl A	55,429	$472,255
Sitio Royalties, Cl A	48,024	814,487
SM Energy	69,510	1,584,133
Solaris Oilfield Infrastructure, Cl A	18,648	394,219
Talos Energy *	87,926	604,931
TETRA Technologies *	75,740	215,859
Tidewater *	29,647	1,072,925
Transocean *	443,398	944,438
Uranium Energy *(B)	250,214	1,313,623
Ur-Energy *(B)	211,145	158,908
VAALCO Energy	63,024	206,088
Valaris *	37,464	1,210,462
Verde Clean Fuels *	1,973	6,649
Vital Energy *	17,133	242,946
Vitesse Energy	15,680	320,656
W&T Offshore (A)	59,577	68,514
World Kinect	34,626	868,766
		55,912,087
Financials — 19.0%
1st Source	11,136	667,603
Acacia Research *	22,821	70,517
ACNB	4,993	209,257
AFC Gamma ‡	11,278	62,142
Alerus Financial	13,539	269,155
AlTi Global *	20,358	69,828
Amalgamated Financial	10,756	302,889
Ambac Financial Group *	27,232	217,311
Amerant Bancorp, Cl A	22,496	378,833
American Coastal Insurance	14,599	166,867
Ameris Bancorp	39,978	2,342,711
AMERISAFE	11,548	536,867
Ames National	5,338	92,668
Angel Oak Mortgage REIT ‡	7,195	67,993
Apollo Commercial Real Estate Finance ‡	84,022	787,286
Arbor Realty Trust ‡ (A)	111,911	1,290,334
Ares Commercial Real Estate ‡	32,310	131,502
ARMOUR Residential REIT ‡	34,050	560,804
Arrow Financial	9,881	242,381

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Artisan Partners Asset Management, Cl A	38,277	$1,415,483
Associated Banc-Corp	99,541	2,195,874
Atlantic Union Bankshares	78,332	2,169,796
Atlanticus Holdings *	3,325	182,277
AvidXchange Holdings *	105,685	859,219
Axos Financial *	33,188	2,106,774
B Riley Financial (A)	12,408	36,355
Baldwin Insurance Group, Cl A *	40,989	1,705,962
Banc of California	84,472	1,138,683
BancFirst	12,079	1,423,148
Bancorp *	27,748	1,340,506
Bank First	5,873	641,214
Bank of Hawaii	23,745	1,569,782
Bank of Marin Bancorp	9,478	194,489
Bank7	2,388	86,923
BankUnited	45,311	1,482,123
Bankwell Financial Group	3,930	133,266
Banner	20,859	1,275,319
Bar Harbor Bankshares	9,030	267,649
BayCom	6,244	162,406
BCB Bancorp	9,054	74,424
Berkshire Hills Bancorp	26,048	646,772
BGC Group, Cl A	215,841	1,955,519
Blackstone Mortgage Trust, Cl A ‡	105,459	2,008,994
Blue Foundry Bancorp *	12,069	112,724
Bowhead Specialty Holdings *	9,619	386,588
Bread Financial Holdings	30,212	1,433,559
Bridgewater Bancshares *	12,004	184,742
Brightsphere Investment Group	16,448	443,109
BrightSpire Capital, Cl A ‡	78,555	393,561
Brookline Bancorp	53,565	559,219
Burford Capital	121,721	1,652,971
Burke & Herbert Financial Services	8,209	458,965
Business First Bancshares	14,479	333,741
Byline Bancorp	18,905	482,834
Cadence Bank	110,609	3,236,419
Camden National	10,156	391,209
Cannae Holdings	34,161	604,991
Cantaloupe *	35,219	281,752

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital Bancorp	5,577	$176,177
Capital City Bank Group	8,294	303,063
Capitol Federal Financial	75,427	427,671
Carter Bankshares *	13,755	210,589
Cass Information Systems	8,218	334,801
Cathay General Bancorp	41,225	1,718,670
Central Pacific Financial	16,229	416,923
Chemung Financial	1,965	87,128
Chicago Atlantic Real Estate Finance ‡	10,310	149,186
Chimera Investment ‡	48,875	603,117
ChoiceOne Financial Services	5,077	144,339
Citizens & Northern	9,023	173,693
Citizens Financial Services	2,695	146,689
City Holding	8,799	1,019,540
Civista Bancshares	9,275	208,780
Claros Mortgage Trust ‡	52,107	128,183
CNB Financial	12,390	271,961
CNO Financial Group	61,977	2,351,407
Coastal Financial *	7,589	623,436
Cohen & Steers	16,712	1,275,460
Colony Bankcorp	9,994	155,107
Columbia Financial *	16,537	222,753
Community Financial System	31,780	1,734,870
Community Trust Bancorp	9,329	456,748
Community West Bancshares	10,324	180,670
Compass Diversified Holdings	40,431	695,009
ConnectOne Bancorp	22,020	496,111
Consumer Portfolio Services *	5,174	47,756
Crawford, Cl A	9,159	101,848
Customers Bancorp *	17,969	898,450
CVB Financial	80,495	1,492,377
Dave *	4,896	464,239
Diamond Hill Investment Group	1,598	201,316
DigitalBridge Group	96,391	809,684
Dime Community Bancshares	24,110	619,386
Donegal Group, Cl A	9,367	181,251
Donnelley Financial Solutions *	16,976	818,243
Dynex Capital ‡	51,025	629,138
Eagle Bancorp	17,751	318,630

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Eastern Bankshares	117,219	$1,748,907
Ellington Financial ‡ (A)	53,413	695,971
Employers Holdings	14,937	725,789
Enact Holdings	17,239	616,984
Encore Capital Group *	14,255	490,372
Enova International *	15,486	1,421,460
Enstar Group *	7,691	2,571,947
Enterprise Bancorp	5,968	222,010
Enterprise Financial Services	22,119	1,150,630
Equity Bancshares, Cl A	9,912	381,513
Esquire Financial Holdings	4,280	354,898
ESSA Bancorp	5,115	94,628
Essent Group	63,358	3,606,971
F&G Annuities & Life	11,300	393,353
Farmers & Merchants Bancorp	7,663	200,541
Farmers National Banc	21,856	285,002
FB Financial	21,555	917,381
Federal Agricultural Mortgage, Cl C	5,559	974,659
Fidelity D&D Bancorp	2,890	116,987
Financial Institutions	11,683	296,631
First Bancorp	6,476	158,209
First Bancorp	24,341	984,837
First Bank	12,761	183,503
First Busey	50,809	1,056,319
First Business Financial Services	4,762	229,243
First Commonwealth Financial	61,495	942,103
First Community Bankshares	10,226	385,316
First Financial	6,889	340,317
First Financial Bancorp	57,378	1,328,301
First Financial Bankshares	79,019	2,647,927
First Foundation	37,980	190,660
First Internet Bancorp	4,901	104,195
First Interstate BancSystem, Cl A	48,219	1,263,097
First Merchants	35,439	1,263,046
First Mid Bancshares	13,865	463,507
First of Long Island	12,946	149,138
First Western Financial *	5,001	105,471
FirstCash Holdings	23,384	3,132,521
Five Star Bancorp	10,187	281,976

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Flushing Financial	19,504	$233,463
Flywire *	73,475	691,400
Forge Global Holdings *	4,608	66,770
Franklin BSP Realty Trust ‡	49,841	567,191
FS Bancorp	4,014	156,947
Fulton Financial	110,297	1,839,754
FVCBankcorp *	9,825	112,202
GCM Grosvenor	26,312	329,952
Genworth Financial, Cl A *	257,309	1,765,140
German American Bancorp	17,275	654,895
Glacier Bancorp	69,179	2,819,736
GoHealth, Cl A *	2,696	28,389
Goosehead Insurance, Cl A	13,660	1,327,889
Granite Point Mortgage Trust ‡	30,180	59,455
Great Southern Bancorp	5,189	285,395
Green Dot, Cl A *	32,819	274,695
Greene County Bancorp	4,218	93,851
Greenlight Capital Re, Cl A *	16,229	212,843
Guaranty Bancshares	4,768	188,145
HA Sustainable Infrastructure Capital	71,385	1,783,197
Hamilton Lane, Cl A	24,073	3,719,038
Hancock Whitney	52,693	2,744,778
Hanmi Financial	18,329	419,184
HarborOne Bancorp	23,034	260,745
HBT Financial	7,675	177,868
HCI Group	5,034	736,474
Heritage Commerce	36,367	328,758
Heritage Financial	20,516	468,175
Heritage Insurance Holdings *	13,740	259,686
Hilltop Holdings	28,330	836,585
Hingham Institution For Savings (A)	963	240,326
Hippo Holdings *	12,018	277,856
Home Bancorp	4,311	217,016
Home BancShares	113,136	3,139,524
HomeStreet *	11,080	125,869
HomeTrust Bancshares	8,860	302,480
Hope Bancorp	73,665	734,440
Horace Mann Educators	24,995	1,038,292
Horizon Bancorp	26,352	386,847

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Independent Bank	25,792	$1,524,049
Independent Bank	12,149	370,059
International Bancshares	32,838	2,004,432
International Money Express *	18,000	223,560
Invesco Mortgage Capital ‡ (A)	37,370	273,922
Investar Holding	5,587	106,879
Investors Title	859	198,592
Jackson Financial, Cl A	44,406	3,459,671
James River Group Holdings	22,168	105,520
John Marshall Bancorp	7,542	129,647
Kearny Financial	33,050	206,893
KKR Real Estate Finance Trust ‡	35,873	331,825
Ladder Capital, Cl A ‡	68,843	718,721
Lakeland Financial	15,131	842,343
LCNB	7,676	115,294
Lemonade * (A)	31,749	927,706
LendingClub *	67,234	656,876
LendingTree *	6,151	317,330
LINKBANCORP	13,340	93,647
Live Oak Bancshares	21,035	549,855
Maiden Holdings *	53,166	74,432
MarketWise	1,175	16,027
Marqeta, Cl A *	283,693	1,185,837
MBIA *	26,608	124,792
Medallion Financial	11,302	99,458
Mercantile Bank	9,582	405,414
Merchants Bancorp	11,005	331,030
Mercury General	16,243	900,187
Metrocity Bankshares	11,071	305,227
Metropolitan Bank Holding *	6,406	396,724
MFA Financial ‡	62,111	609,930
Mid Penn Bancorp	12,653	367,570
Middlefield Banc	4,375	113,444
Midland States Bancorp	12,365	201,302
MidWestOne Financial Group	11,673	323,809
Moelis, Cl A	42,920	2,299,654
Mortgage Investment Trust ‡	17,334	113,191
Mr Cooper Group *	38,304	4,558,559
MVB Financial	6,957	118,686

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
National Bank Holdings, Cl A	22,443	$811,539
National Bankshares	3,499	90,169
Navient	45,138	558,808
NB Bancorp *	23,681	406,129
NBT Bancorp	27,973	1,184,377
NCR Atleos *	43,849	1,224,264
Nelnet, Cl A	8,635	916,087
NerdWallet, Cl A *	20,912	187,372
New York Community Bancorp	154,046	1,803,879
New York Mortgage Trust ‡	54,802	321,688
NewtekOne	15,136	157,414
Nexpoint Real Estate Finance ‡	5,000	73,150
NI Holdings *	4,747	59,337
Nicolet Bankshares	8,329	972,910
NMI Holdings, Cl A *	47,664	1,724,007
Northeast Bank	4,253	352,233
Northeast Community Bancorp	7,448	169,516
Northfield Bancorp	23,216	244,929
Northrim BanCorp	3,216	258,213
Northwest Bancshares	77,472	956,779
Norwood Financial	4,960	124,050
Oak Valley Bancorp	4,118	107,892
OceanFirst Financial	34,926	578,375
Old National Bancorp	191,024	3,933,184
Old Second Bancorp	26,473	418,009
Onity Group *	3,930	147,414
Open Lending, Cl A *	61,286	75,995
OppFi	11,371	106,319
Orange County Bancorp	6,087	144,445
Orchid Island Capital, Cl A ‡ (A)	48,000	343,200
Origin Bancorp	17,839	571,562
Orrstown Financial Services	11,325	339,410
Oscar Health, Cl A *	124,146	1,615,139
P10, Cl A	24,557	271,846
Pacific Premier Bancorp	58,235	1,184,500
Palomar Holdings *	15,786	2,289,286
Park National	8,741	1,312,024
Parke Bancorp	6,285	118,472
Pathward Financial	14,652	1,162,929

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Payoneer Global *	164,218	$1,154,453
Paysafe *	19,452	296,254
Paysign *	19,988	47,971
PCB Bancorp	6,672	130,838
Peapack-Gladstone Financial	10,024	277,464
PennyMac Financial Services	16,203	1,578,820
PennyMac Mortgage Investment Trust ‡	52,550	674,742
Peoples Bancorp	20,970	608,340
Peoples Bancorp of North Carolina	2,578	71,204
Peoples Financial Services	5,564	240,476
Perella Weinberg Partners, Cl A	31,415	539,396
Pioneer Bancorp *	7,078	79,415
Piper Sandler	10,525	2,537,788
PJT Partners	14,128	2,002,079
Plumas Bancorp	3,354	147,878
Ponce Financial Group *	11,578	149,009
PRA Group *	23,616	432,173
Preferred Bank	7,418	592,401
Primis Financial	13,191	108,694
Princeton Bancorp	3,394	103,449
Priority Technology Holdings *	13,149	95,462
ProAssurance *	30,905	717,305
PROG Holdings	24,823	654,334
Provident Bancorp *	9,455	104,950
Provident Financial Services	76,514	1,252,534
QCR Holdings	9,905	643,330
Radian Group	90,453	2,889,069
RBB Bancorp	9,749	151,889
Ready Capital ‡	98,209	437,030
Red River Bancshares	2,726	143,660
Redwood Trust ‡	80,000	496,800
Regional Management	5,077	167,186
Remitly Global *	90,675	1,833,448
Renasant	56,427	1,809,614
Repay Holdings, Cl A *	51,880	207,520
Republic Bancorp, Cl A	4,996	338,979
Root, Cl A *	5,246	732,709
S&T Bancorp	23,174	844,461
Safety Insurance Group	8,915	681,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Seacoast Banking Corp of Florida	51,337	$1,217,200
Selective Insurance Group	36,934	3,221,753
Selectquote *	82,602	261,848
ServisFirst Bancshares	30,814	2,194,573
Seven Hills Realty Trust ‡	7,700	91,861
Sezzle *	8,407	436,744
Shore Bancshares	18,396	254,417
Sierra Bancorp	7,818	206,864
Silvercrest Asset Management Group, Cl A	5,700	87,210
Simmons First National, Cl A	75,415	1,407,244
Skyward Specialty Insurance Group *	22,573	1,198,401
SmartFinancial	9,566	290,998
South Plains Financial	7,134	240,487
Southern California Bancorp *	14,716	205,583
Southern First Bancshares *	4,689	166,506
Southern Missouri Bancorp	5,732	301,790
Southern States Bancshares	5,089	170,023
Southside Bancshares	17,422	491,126
SouthState	59,369	5,152,042
Stellar Bancorp	29,784	743,409
StepStone Group, Cl A	40,390	2,019,904
Stewart Information Services	16,448	1,077,015
Stock Yards Bancorp	15,564	1,132,904
StoneX Group *	26,676	2,362,560
Sunrise Realty Trust ‡	6,128	65,937
SWK Holdings	2,024	28,518
TeraWulf * (A)	162,670	452,223
Texas Capital Bancshares *	28,165	1,919,445
Third Coast Bancshares *	6,882	205,084
Timberland Bancorp	4,530	139,252
Tiptree	15,191	338,911
Tompkins Financial	7,724	460,350
Towne Bank	42,708	1,407,229
TPG RE Finance Trust ‡	35,906	274,322
TriCo Bancshares	19,344	746,292
Triumph Financial *	13,395	715,561
Trupanion *	20,000	732,000
TrustCo Bank NY	11,329	344,968
Trustmark	36,980	1,240,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Two Harbors Investment ‡	62,982	$747,596
UMB Financial	41,391	3,914,347
United Bankshares	80,287	2,753,041
United Community Banks	72,650	2,005,866
United Fire Group	12,796	354,065
Unity Bancorp	4,227	174,998
Universal Insurance Holdings	14,348	347,796
Univest Financial	17,547	518,338
Upstart Holdings *	48,599	2,323,032
USCB Financial Holdings	6,258	106,136
Valley National Bancorp	287,770	2,474,822
Value Line	463	18,937
Velocity Financial *	5,457	97,517
Veritex Holdings	31,844	741,328
Victory Capital Holdings, Cl A	24,992	1,431,792
Virginia National Bankshares	2,844	104,602
Virtus Investment Partners	4,025	618,200
WaFd	49,123	1,401,479
Walker & Dunlop	19,525	1,494,443
Washington Trust Bancorp	11,639	321,236
Waterstone Financial	9,631	116,535
WesBanco	52,155	1,553,176
West BanCorp	9,657	187,394
Westamerica BanCorp	15,527	751,973
WisdomTree	81,453	708,641
World Acceptance *	2,061	266,116
WSFS Financial	35,547	1,832,448
		268,535,411
Health Care — 17.0%
2seventy bio *	29,577	147,589
4D Molecular Therapeutics *	26,695	89,962
89bio *	68,035	545,641
Absci * (A)	48,270	148,189
ACADIA Pharmaceuticals *	72,741	1,062,019
Accuray *	57,769	89,542
ACELYRIN *	44,188	109,144
Achieve Life Sciences *	20,778	54,023
Acrivon Therapeutics *	7,155	10,017

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Actinium Pharmaceuticals *	18,023	$27,395
Acumen Pharmaceuticals *	25,409	28,712
AdaptHealth, Cl A *	61,798	525,901
Adaptive Biotechnologies *	70,315	517,518
Addus HomeCare *	10,572	1,105,303
ADMA Biologics *	139,453	3,318,981
Adverum Biotechnologies *	12,737	41,523
Aerovate Therapeutics	232	2,205
Agenus *	14,851	42,919
agilon health *	186,927	796,309
Agios Pharmaceuticals *	34,357	1,020,059
AirSculpt Technologies *	7,860	17,056
Akebia Therapeutics *	132,150	318,482
Akero Therapeutics *	45,280	2,065,221
Akoya Biosciences * (A)	16,461	19,753
Aldeyra Therapeutics *	30,112	79,797
Alector *	48,851	58,621
Alignment Healthcare *	60,838	1,078,049
Alkermes *	97,780	2,813,131
Allogene Therapeutics *	77,426	130,076
Alphatec Holdings *	62,892	690,554
Altimmune *	42,603	223,666
Alto Neuroscience *	12,876	32,061
Alumis *	13,384	55,410
ALX Oncology Holdings *	19,958	10,777
Amicus Therapeutics *	178,287	1,369,244
AMN Healthcare Services *	23,009	470,074
Amneal Pharmaceuticals *	96,506	739,236
Amphastar Pharmaceuticals *	22,959	560,429
AnaptysBio *	13,177	292,793
Anavex Life Sciences * (A)	45,627	433,457
AngioDynamics *	23,209	215,612
ANI Pharmaceuticals *	11,182	791,909
Anika Therapeutics *	7,895	114,714
Annexon *	57,807	107,521
Anteris Technologies Global *	8,774	43,431
Apogee Therapeutics *	22,903	898,943
Applied Therapeutics *	58,101	23,775
Aquestive Therapeutics *	44,857	131,207

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Arbutus Biopharma *	88,161	$312,972
Arcellx *	26,569	1,725,657
Arcturus Therapeutics Holdings *	13,831	177,175
Arcus Biosciences *	32,648	285,670
Arcutis Biotherapeutics *	65,351	974,383
Ardelyx *	143,078	787,644
Ardent Health Partners *	14,240	181,275
ArriVent Biopharma *	17,183	365,311
Arrowhead Pharmaceuticals *	72,367	1,005,178
ARS Pharmaceuticals * (A)	29,888	417,535
Artivion *	24,094	570,787
Arvinas *	38,993	375,113
Astrana Health *	26,208	816,903
Astria Therapeutics *	28,161	145,311
Atea Pharmaceuticals *	46,517	137,225
Atossa Therapeutics *	76,413	68,611
AtriCure *	28,776	860,690
Aura Biosciences *	27,993	163,199
Avadel Pharmaceuticals *	56,126	498,960
Avanos Medical *	27,630	346,757
Aveanna Healthcare Holdings *	31,778	146,497
Avidity Biosciences *	68,977	2,252,099
Avita Medical *	15,912	154,187
Axogen *	25,779	419,424
Axsome Therapeutics *	22,358	2,510,580
Beam Therapeutics *	55,436	1,104,839
Beta Bionics Inc * (A)	7,840	86,632
Bicara Therapeutics * (A)	11,477	164,924
BioAge Labs *	7,047	29,597
BioCryst Pharmaceuticals *	125,599	1,111,551
Biohaven *	52,203	1,154,730
BioLife Solutions *	21,899	527,985
Biomea Fusion *	16,684	35,036
Biote, Cl A *	16,312	54,319
Bioventus, Cl A *	23,303	170,345
Black Diamond Therapeutics *	24,001	40,802
Bluebird Bio *	5,913	24,125
Blueprint Medicines *	38,604	3,455,058
Boundless Bio *	9,534	16,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bridgebio Pharma *	85,347	$3,273,911
BrightSpring Health Services *	33,162	581,330
Brookdale Senior Living *	116,089	761,544
C4 Therapeutics *	35,581	58,353
Cabaletta Bio *	26,877	35,478
CAMP4 Therapeutics * (A)	3,820	6,761
Candel Therapeutics *	16,901	82,984
Capricor Therapeutics * (A)	22,374	284,150
Cardiff Oncology * (A)	34,642	94,919
CareDx *	31,134	525,542
Cargo Therapeutics *	20,749	94,823
Caribou Biosciences *	49,385	42,022
Cartesian Therapeutics * (A)	6,071	72,852
Cassava Sciences *	24,529	38,265
Castle Biosciences *	15,962	320,038
Catalyst Pharmaceuticals *	68,643	1,667,338
Celcuity *	19,548	217,765
Celldex Therapeutics *	39,169	815,890
Century Therapeutics *	27,702	15,003
Ceribell *	7,337	118,052
Cerus *	109,441	144,462
CervoMed *	3,348	30,333
CG oncology *	32,843	884,790
ChromaDex *	29,599	232,352
Cibus, Cl A * (A)	11,816	25,404
Codexis *	48,076	110,575
Cogent Biosciences *	54,978	286,435
Coherus Biosciences *	67,376	69,397
Collegium Pharmaceutical *	19,447	524,972
Community Health Systems *	75,684	206,617
Compass Therapeutics *	61,601	114,578
Concentra Group Holdings Parent	66,879	1,454,618
Conduit Pharmaceuticals *	95	53
CONMED	18,757	921,156
Contineum Therapeutics, Cl A *	6,145	25,256
Corbus Pharmaceuticals Holdings *	6,900	51,543
Corcept Therapeutics *	49,090	3,528,589
CorMedix *	36,985	339,892
CorVel *	16,121	1,753,320

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Crinetics Pharmaceuticals *	55,663	$1,858,588
Cross Country Healthcare *	19,247	260,797
CryoPort *	26,086	145,560
Cullinan Therapeutics *	31,863	263,826
CVRx *	8,864	64,884
Cytek Biosciences *	72,758	269,932
Cytokinetics *	69,398	2,973,010
Day One Biopharmaceuticals *	33,465	260,358
Definitive Healthcare, Cl A *	32,235	87,679
Denali Therapeutics *	75,537	1,257,691
Design Therapeutics *	18,907	91,888
Dianthus Therapeutics *	14,359	313,744
Disc Medicine, Cl A *	13,803	682,144
DocGo *	61,388	136,895
Dynavax Technologies *	80,097	941,140
Dyne Therapeutics *	50,782	598,720
Edgewise Therapeutics *	44,648	732,227
Editas Medicine, Cl A *	49,980	82,467
Elevation Oncology *	29,739	11,051
Eliem Therapeutics * (A)	17,788	23,836
Embecta	35,232	429,478
Enanta Pharmaceuticals *	12,142	73,945
Enhabit *	30,085	240,379
Enliven Therapeutics * (A)	22,249	421,396
Ensign Group	33,694	4,346,189
Entrada Therapeutics *	14,935	136,357
Erasca *	109,808	160,320
Esperion Therapeutics *	113,437	113,369
Evolent Health, Cl A *	70,039	690,585
Evolus *	34,085	388,569
EyePoint Pharmaceuticals *	39,940	272,391
Fate Therapeutics *	60,456	77,384
Fibrobiologics * (A)	16,780	18,794
Foghorn Therapeutics *	15,232	63,974
Fractyl Health * (A)	20,525	26,067
Fulcrum Therapeutics *	31,932	122,938
Fulgent Genetics *	12,352	214,307
Galectin Therapeutics *	4,439	6,081
GeneDx Holdings, Cl A *	7,768	519,291

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Generation Bio *	30,229	$13,092
Geron *	359,307	506,623
Glaukos *	29,714	2,800,545
Greenwich Lifesciences * (A)	3,672	37,087
Guardant Health *	72,626	3,430,126
Gyre Therapeutics * (A)	4,203	41,021
Haemonetics *	30,145	1,899,738
Halozyme Therapeutics *	75,727	4,651,152
Harmony Biosciences Holdings *	23,048	679,225
Harrow *	18,559	459,706
Harvard Bioscience *	25,545	9,102
Health Catalyst *	36,421	143,863
HealthEquity *	52,089	4,465,069
HealthStream	14,803	497,825
Heron Therapeutics * (A)	70,858	171,476
HilleVax *	19,430	37,694
Hims & Hers Health *	117,345	3,884,120
Humacyte *	53,257	77,223
ICU Medical *	13,023	1,778,812
Ideaya Biosciences *	52,366	1,054,128
IGM Biosciences *	9,181	12,716
ImmunityBio * (A)	91,364	229,324
Immunome *	43,147	379,262
Immunovant *	35,236	569,061
InfuSystem Holdings *	11,951	56,409
Inhibrx Biosciences *	7,033	86,717
Inmode *	39,959	563,422
Inmune Bio * (A)	8,108	63,729
Innovage Holding *	11,790	36,903
Innoviva *	33,570	627,423
Inogen *	14,449	103,021
Inovio Pharmaceuticals *	20,985	40,711
Inozyme Pharma *	31,322	36,020
Insmed *	104,645	7,534,440
Integer Holdings *	20,248	2,557,525
Integra LifeSciences Holdings *	41,153	674,498
Intellia Therapeutics * (A)	61,645	546,791
Invivyd *	48,751	30,723
Iovance Biotherapeutics *	166,732	598,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
iRadimed	4,862	$254,817
iRhythm Technologies *	18,987	2,029,520
Ironwood Pharmaceuticals, Cl A *	84,878	79,132
iTeos Therapeutics *	16,133	116,964
Janux Therapeutics *	19,180	636,776
Jasper Therapeutics *	6,896	37,859
Joint *	6,614	66,206
KalVista Pharmaceuticals *	23,752	327,065
Keros Therapeutics *	20,169	291,240
Kiniksa Pharmaceuticals International, Cl A *	23,385	630,693
Kodiak Sciences *	19,608	85,491
Korro Bio *	3,692	65,533
Krystal Biotech *	15,063	2,558,902
Kura Oncology *	45,196	296,486
Kymera Therapeutics *	28,544	978,203
Kyverna Therapeutics *	15,048	34,761
Lantheus Holdings *	41,803	4,361,725
Larimar Therapeutics *	25,447	67,435
LeMaitre Vascular	12,309	1,116,919
LENZ Therapeutics * (A)	7,593	216,514
Lexeo Therapeutics *	14,237	55,951
Lexicon Pharmaceuticals *	69,363	50,690
Lifecore Biomedical *	14,921	100,866
LifeMD *	22,514	165,703
LifeStance Health Group *	84,667	556,262
Ligand Pharmaceuticals *	10,883	1,195,606
Lineage Cell Therapeutics *	105,098	52,444
Liquidia *	38,495	537,775
LivaNova *	33,146	1,226,402
Lyell Immunopharma *	97,175	46,178
Lyra Therapeutics *	29,290	3,480
MacroGenics *	36,879	63,985
Madrigal Pharmaceuticals *	10,914	3,644,294
MannKind *	162,890	820,966
Maravai LifeSciences Holdings, Cl A *	66,270	133,865
MaxCyte *	63,210	179,516
Maze Therapeutics Inc *	5,186	47,971
MBX Biosciences * (A)	6,715	70,440
MeiraGTx Holdings *	28,802	204,206

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Merit Medical Systems *	34,745	$3,281,665
Mersana Therapeutics *	69,355	30,024
Mesa Laboratories	3,150	363,038
Metagenomi *	16,048	27,763
Metsera Inc * (A)	9,211	222,077
MiMedx Group *	72,018	495,484
Mind Medicine MindMed * (A)	44,859	286,649
Mineralys Therapeutics *	17,238	244,952
Mirum Pharmaceuticals *	24,143	1,049,013
ModivCare *	6,715	7,991
Monte Rosa Therapeutics *	24,840	121,964
Myriad Genetics *	54,315	402,474
National HealthCare	7,554	713,777
National Research	9,051	102,819
Nautilus Biotechnology, Cl A *	29,398	20,243
Nektar Therapeutics, Cl A *	107,872	85,812
Neogen *	131,824	665,711
NeoGenomics *	77,333	494,545
Neumora Therapeutics *	50,483	39,367
Neurogene *	7,051	105,765
NeuroPace *	8,735	102,112
Nkarta *	31,994	67,827
Novavax * (A)	93,518	623,765
Novocure *	64,721	1,174,039
Nurix Therapeutics *	45,719	527,140
Nuvalent, Cl A *	21,348	1,638,459
Nuvation Bio *	109,550	246,488
Ocugen *	177,978	132,985
Ocular Therapeutix *	95,702	794,327
Olema Pharmaceuticals *	24,153	124,629
Omeros * (A)	33,541	246,526
OmniAb *	58,573	99,574
Omnicell *	27,749	867,434
OPKO Health *	194,831	268,867
OptimizeRx *	10,762	98,149
Option Care Health *	104,171	3,365,765
OraSure Technologies *	43,608	130,388
Orchestra BioMed Holdings *	15,179	45,082
Organogenesis Holdings, Cl A *	41,174	202,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
ORIC Pharmaceuticals *	36,936	$210,905
Orthofix Medical *	20,748	288,605
OrthoPediatrics *	10,080	209,866
Outlook Therapeutics * (A)	9,141	14,351
Ovid therapeutics *	37,335	12,212
Owens & Minor *	46,032	324,986
Pacific Biosciences of California * (A)	164,131	182,185
Pacira BioSciences *	27,795	747,686
PACS Group *	23,501	226,315
Pediatrix Medical Group *	52,276	673,315
Pennant Group *	19,831	508,070
PepGen * (A)	9,374	14,717
Performant Financial *	42,893	101,227
Perspective Therapeutics *	32,655	80,005
Phathom Pharmaceuticals * (A)	24,569	105,401
Phibro Animal Health, Cl A	12,283	228,587
Phreesia *	33,878	845,595
Pliant Therapeutics *	34,280	54,505
Praxis Precision Medicines *	10,448	393,263
Precigen * (A)	82,358	128,478
Prelude Therapeutics *	7,955	7,634
Prestige Consumer Healthcare *	30,081	2,443,480
Prime Medicine * (A)	34,275	59,296
Privia Health Group *	62,685	1,471,844
PROCEPT BioRobotics *	27,069	1,461,185
Progyny *	45,314	1,034,972
ProKidney, Cl A *	67,398	59,688
Protagonist Therapeutics *	36,078	1,653,094
PTC Therapeutics *	46,251	2,305,150
Pulmonx *	22,850	110,366
Pulse Biosciences * (A)	11,081	188,599
Puma Biotechnology *	25,095	79,802
Pyxis Oncology *	29,531	32,484
Q32 Bio *	3,653	5,845
Quanterix *	21,584	124,324
Quantum-Si * (A)	71,215	81,185
Quipt Home Medical *	21,840	46,956
RadNet *	40,153	2,103,214
Rapport Therapeutics *	10,023	114,763

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
RAPT Therapeutics *	18,023	$16,704
Recursion Pharmaceuticals, Cl A * (A)	152,421	852,033
REGENXBIO *	28,417	273,087
Regulus Therapeutics *	38,702	308,842
Relay Therapeutics *	76,928	256,170
Renovaro *	68,491	24,636
Replimune Group, Cl Rights *	41,792	408,726
REVOLUTION Medicines *	103,376	4,174,323
Rhythm Pharmaceuticals *	33,249	2,167,502
Rigel Pharmaceuticals *	10,472	204,832
Rocket Pharmaceuticals *	47,017	358,740
RxSight *	22,438	330,287
Sage Therapeutics *	33,090	241,226
Sana Biotechnology * (A)	79,972	151,947
Sanara Medtech *	2,399	76,624
Savara *	73,645	235,664
Scholar Rock Holding *	48,843	1,607,423
Schrodinger *	33,698	863,680
scPharmaceuticals *	23,208	59,180
Select Medical Holdings	65,791	1,200,028
Semler Scientific *	3,999	129,288
Septerna, Inc. * (A)	11,089	77,179
Sera Prognostics, Cl A *	16,685	49,054
Shattuck Labs *	23,932	23,669
SI-BONE *	25,037	341,755
SIGA Technologies	27,848	153,721
Sight Sciences *	21,336	65,075
Simulations Plus	9,578	329,004
Skye Bioscience * (A)	12,450	27,141
Soleno Therapeutics *	15,549	1,163,998
Solid Biosciences *	13,616	45,069
Sonida Senior Living *	2,805	65,132
SpringWorks Therapeutics *	41,754	1,933,210
Spyre Therapeutics *	24,393	371,505
STAAR Surgical *	30,034	548,421
Standard BioTools *	177,903	197,472
Stereotaxis *	33,155	66,310
Stoke Therapeutics *	21,498	209,820
Summit Therapeutics * (A)	55,882	1,347,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Supernus Pharmaceuticals *	30,528	$991,549
Surgery Partners *	46,684	1,024,714
Surmodics *	8,295	232,343
Sutro Biopharma *	49,457	51,930
Syndax Pharmaceuticals *	49,877	705,760
Tactile Systems Technology *	14,609	206,279
Talkspace *	73,758	226,437
Tandem Diabetes Care *	39,954	673,225
Tango Therapeutics *	28,944	40,811
Tarsus Pharmaceuticals *	22,623	1,174,360
Taysha Gene Therapies *	107,375	208,308
Teladoc Health *	104,378	750,478
Telomir Pharmaceuticals * (A)	11,269	28,736
Tenaya Therapeutics *	33,370	15,851
Terns Pharmaceuticals *	41,969	138,498
Tevogen Bio Holdings * (A)	14,281	14,709
TG Therapeutics *	84,759	3,857,382
Theravance Biopharma *	22,202	216,914
Third Harmonic Bio *	13,879	71,754
Tourmaline Bio *	13,970	240,424
TransMedics Group *	19,868	1,828,055
Travere Therapeutics *	51,135	1,064,119
Treace Medical Concepts *	29,521	209,009
Trevi Therapeutics *	45,493	314,357
TScan Therapeutics *	23,459	37,652
Twist Bioscience *	36,016	1,380,133
Tyra Biosciences *	11,616	119,645
UFP Technologies *	4,415	920,704
Upstream Bio * (A)	10,398	96,285
UroGen Pharma *	23,541	274,017
US Physical Therapy	9,082	645,821
Utah Medical Products	1,865	96,514
Vanda Pharmaceuticals *	34,388	155,090
Varex Imaging *	23,975	199,472
Vaxcyte *	75,401	2,702,372
Ventyx Biosciences *	36,778	48,915
Vera Therapeutics, Cl A *	27,511	642,932
Veracyte *	47,328	1,443,504
Verastem *	23,475	175,828

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vericel *	29,845	$1,134,707
Verrica Pharmaceuticals *	21,812	10,125
Verve Therapeutics *	42,950	243,527
Viemed Healthcare *	20,660	146,066
Vir Biotechnology *	55,391	338,993
Viridian Therapeutics *	45,262	613,300
Voyager Therapeutics *	27,772	98,868
WaVe Life Sciences *	58,833	454,191
Waystar Holding *	47,724	1,773,901
Werewolf Therapeutics *	18,821	16,982
X4 Pharmaceuticals *	3,389	14,607
XBiotech *	12,026	36,559
Xencor *	40,930	451,049
Xeris Biopharma Holdings *	84,764	387,371
XOMA Royalty *	4,921	118,301
Y-mAbs Therapeutics *	22,325	94,881
Zenas Biopharma * (A)	9,071	105,042
Zentalis Pharmaceuticals *	34,525	49,026
Zevra Therapeutics *	32,101	235,300
Zimvie *	16,376	148,367
Zymeworks *	33,171	431,555
Zynex * (A)	9,239	15,337
		240,477,460
Industrials — 17.3%
374Water *	39,500	12,996
3D Systems *	77,108	141,879
AAR *	21,232	1,135,063
ABM Industries	37,745	1,839,691
ACCO Brands	54,279	209,517
ACV Auctions, Cl A *	89,913	1,320,822
AeroVironment *	17,031	2,580,537
AerSale *	20,315	141,596
Alamo Group	6,227	1,039,784
Albany International, Cl A	18,967	1,247,270
Alight, Cl A	255,002	1,303,060
Allegiant Travel	9,413	441,752
Allient	8,821	188,328
Alta Equipment Group	16,209	68,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ameresco, Cl A *	19,355	$205,744
American Superconductor *	21,180	420,423
American Woodmark *	9,145	539,555
Amprius Technologies *	9,918	21,423
Apogee Enterprises	13,261	526,064
Applied Industrial Technologies	23,346	5,679,615
ArcBest	14,288	836,134
Archer Aviation, Cl A *	196,171	1,634,104
Arcosa	29,470	2,359,663
Argan	7,679	1,175,885
Aris Water Solutions, Cl A	16,295	406,723
Array Technologies *	92,841	443,780
Astec Industries	13,825	500,880
Astronics *	17,661	400,728
Asure Software *	14,943	151,821
Atkore	21,076	1,346,124
Atmus Filtration Technologies	50,900	1,764,703
AZZ, Inc.	17,801	1,544,415
Barrett Business Services	15,502	628,761
BlackSky Technology, Cl A *	15,310	127,992
Blade Air Mobility *	35,076	92,951
Blink Charging * (A)	58,126	42,554
Bloom Energy, Cl A *	122,062	2,236,176
Blue Bird *	19,526	680,872
BlueLinx Holdings *	4,989	324,983
Boise Cascade	23,347	2,177,808
Bowman Consulting Group, Cl A *	7,882	174,350
Bridger Aerospace Group Holdings *	5,660	8,207
BrightView Holdings *	36,281	497,775
Brink’s	26,628	2,376,283
Byrna Technologies *	10,407	233,013
Cadre Holdings	15,838	461,678
Caesarstone *	12,553	32,512
Casella Waste Systems, Cl A *	37,908	4,452,295
CBIZ *	29,108	1,982,255
CECO Environmental *	17,646	419,798
Centuri Holdings * (A)	10,201	183,210
ChargePoint Holdings *	241,601	150,469
Chart Industries *	26,097	3,522,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Columbus McKinnon	17,027	$252,851
Commercial Vehicle Group *	19,988	19,194
CompX International	887	24,126
Concrete Pumping Holdings	14,435	86,610
Conduent *	93,119	196,481
Construction Partners, Cl A *	28,069	2,305,588
CoreCivic *	66,200	1,498,768
Covenant Logistics Group, Cl A	9,671	192,453
CRA International	3,987	646,691
CSG Systems International	17,493	1,051,854
CSW Industrials	10,170	3,177,922
Custom Truck One Source *	29,383	118,413
Deluxe	26,878	392,419
Distribution Solutions Group *	6,280	163,531
DLH Holdings *	5,239	20,642
DNOW *	64,109	1,017,410
Douglas Dynamics	13,657	327,495
Driven Brands Holdings *	36,380	600,998
Ducommun *	8,224	471,400
DXP Enterprises *	7,485	662,123
Dycom Industries *	17,247	2,889,735
Eastern	3,221	67,609
Energy Recovery *	34,495	532,948
Energy Vault Holdings *	62,035	46,415
Enerpac Tool Group, Cl A	33,042	1,333,906
EnerSys	23,941	2,073,291
Ennis	15,337	275,299
Enovix * (A)	100,069	670,462
Enpro	12,719	1,900,219
Enviri *	48,362	332,247
ESCO Technologies	15,720	2,459,394
Eve Holding * (A)	32,323	115,070
EVI Industries	3,848	62,068
ExlService Holdings *	95,424	4,626,156
Exponent	30,696	2,415,161
Federal Signal	36,517	2,973,579
First Advantage *	36,395	513,170
FiscalNote Holdings *	42,943	26,058
Fluence Energy, Cl A * (A)	37,350	152,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fluor *	103,666	$3,616,907
Forrester Research *	7,046	65,880
Forward Air *	15,011	220,962
Franklin Covey *	6,771	137,519
Franklin Electric	27,512	2,337,420
Frontier Group Holdings *	25,328	75,477
FTAI Aviation	61,655	6,603,867
FTAI Infrastructure	60,461	261,192
FuelCell Energy *	12,067	49,475
GATX	21,671	3,163,099
Genco Shipping & Trading	25,331	328,290
Gencor Industries *	6,160	78,170
GEO Group *	77,296	2,417,819
Gibraltar Industries *	18,594	984,552
Global Industrial	8,211	210,858
GMS *	23,631	1,731,207
Gorman-Rupp	12,743	456,964
GrafTech International *	156,350	98,970
Graham *	6,146	187,330
Granite Construction	26,745	2,174,101
Great Lakes Dredge & Dock *	40,222	365,618
Greenbrier	18,661	791,600
Griffon	23,853	1,624,628
H&E Equipment Services	19,598	1,760,096
Healthcare Services Group *	44,712	635,358
Heartland Express	27,963	212,519
Heidrick & Struggles International	12,250	477,995
Helios Technologies	20,192	550,434
Herc Holdings	17,096	1,870,986
Hertz Global Holdings * (A)	74,177	505,887
Hillenbrand	42,696	863,740
Hillman Solutions *	118,766	830,174
HireQuest	3,368	34,623
HNI	28,856	1,220,609
Hub Group, Cl A	36,412	1,150,255
Hudson Technologies *	26,837	179,540
Huron Consulting Group *	10,650	1,435,514
Hyliion Holdings *	83,732	126,435
Hyster-Yale	6,896	265,013

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IBEX Holdings *	5,083	$127,278
ICF International	11,341	963,531
IES Holdings *	5,002	983,793
Innodata *	16,424	621,156
Insperity	21,751	1,414,033
Insteel Industries	11,305	383,353
Interface, Cl A	34,820	654,616
Intuitive Machines *	25,592	209,854
Janus International Group *	83,248	572,746
JELD-WEN Holding *	51,590	284,777
JetBlue Airways *	189,485	826,155
Joby Aviation *	262,517	1,653,857
John Bean Technologies	28,516	3,001,594
Kadant	7,104	2,095,680
Karat Packaging	4,135	109,081
Kelly Services, Cl A	18,736	216,401
Kennametal	47,342	922,222
Kforce	11,080	423,256
Korn Ferry	31,177	1,923,621
Kratos Defense & Security Solutions *	89,835	3,035,075
L B Foster, Cl A *	5,445	108,737
LanzaTech Global * (A)	67,679	16,568
Legalzoom.com *	76,544	560,302
Leonardo DRS	44,724	1,652,999
Limbach Holdings *	6,185	592,152
Lindsay	6,589	850,376
Liquidity Services *	13,042	414,475
LSI Industries	17,318	261,329
Manitowoc *	20,659	162,793
Marten Transport	35,279	452,982
Masterbrand *	77,031	935,927
Matrix Service *	15,900	184,440
Matson	19,841	2,164,455
Matthews International, Cl A	18,116	370,472
Maximus	34,675	2,321,838
Mayville Engineering *	7,670	98,023
McGrath RentCorp	14,826	1,581,489
Mercury Systems *	31,594	1,579,700
Miller Industries	6,692	273,101

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
MillerKnoll	41,290	$677,156
Mistras Group *	12,661	115,468
Montrose Environmental Group *	19,412	283,998
Moog, Cl A	17,004	2,843,919
MRC Global *	51,188	596,340
Mueller Industries	67,838	4,990,163
Mueller Water Products, Cl A	94,353	2,475,823
MYR Group *	9,726	1,189,684
NANO Nuclear Energy * (A)	14,923	339,498
National Presto Industries	3,132	264,184
Net Power *	12,905	21,939
NEXTracker, Cl A *	87,561	3,555,852
NL Industries	5,102	43,775
NN *	27,831	55,940
Northwest Pipe *(B)	5,817	246,408
NuScale Power *	54,844	908,765
NV5 Global *	34,686	643,425
Omega Flex	2,138	64,054
OPENLANE *	64,191	1,188,175
Orion Group Holdings *	21,614	138,113
PAM Transportation Services *	3,606	50,376
Pangaea Logistics Solutions	21,546	86,830
Park Aerospace	10,990	143,639
Park-Ohio Holdings	5,500	109,505
Perma-Fix Environmental Services *	9,985	81,877
Pitney Bowes	99,333	862,210
Planet Labs PBC *	133,781	440,139
Plug Power * (A)	501,690	437,775
Powell Industries	5,681	1,040,248
Preformed Line Products	1,476	202,758
Primoris Services	32,464	1,946,866
Proficient Auto Logistics * (A)	12,625	104,914
Proto Labs *	14,930	524,939
Quad	18,681	89,108
Quanex Building Products	28,667	471,285
Quest Resource Holding *	10,588	24,988
Radiant Logistics *	21,367	124,997
Redwire * (A)	13,541	145,972
Resideo Technologies *	88,739	1,489,040

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Resolute Holdings Management * (A)	1,254	$33,820
Resources Connection	19,503	111,850
REV Group	31,218	1,020,829
Rocket Lab USA * (A)	214,298	4,669,553
Rush Enterprises, Cl A	36,954	1,884,284
Rush Enterprises, Cl B	5,318	307,593
RXO *	96,912	1,365,490
SES AI * (A)	77,714	69,849
Shoals Technologies Group, Cl A *	102,048	368,393
Shyft Group	20,436	172,889
Sky Harbour Group, Cl A * (A)	6,986	74,541
SkyWest *	24,062	2,145,609
SolarMax Technology * (A)	16,816	19,843
Solidion Technology *	25,772	2,796
Southland Holdings *	6,123	19,839
Spire Global * (A)	13,449	126,286
SPX Technologies *	27,333	3,666,722
Standex International	7,060	998,425
Steelcase, Cl A	56,165	557,157
Stem * (A)	91,884	49,700
Sterling Infrastructure *	18,116	2,707,074
Sun Country Airlines Holdings *	23,708	232,338
Sunrun *	134,082	923,825
Taylor Devices *	1,708	54,485
Tecnoglass	13,657	973,334
Tennant	11,457	826,737
Terex	40,487	1,425,142
Thermon Group Holdings *	20,254	531,262
Titan International *	30,148	221,588
Titan Machinery *(B)	12,547	208,155
TPI Composites * (A)	27,889	25,499
Transcat *	5,590	443,455
TriNet Group	19,418	1,521,012
Trinity Industries	49,668	1,246,667
Triumph Group *	44,595	1,132,713
TrueBlue *	17,508	75,985
TTEC Holdings	11,790	47,160
Tutor Perini *	26,257	563,475
Twin Disc	6,868	50,411

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
UFP Industries	36,260	$3,584,301
Ultralife *	6,034	27,032
UniFirst	9,147	1,632,465
Universal Logistics Holdings	4,077	88,634
Upwork *	75,724	995,771
V2X *	10,079	501,531
Verra Mobility, Cl A *	100,083	2,181,809
Viad *	12,446	364,543
Vicor *	13,803	550,809
Virco Mfg	6,717	61,729
Virgin Galactic Holdings * (A)	15,701	45,376
VirTra *	6,457	30,219
VSE	10,699	1,225,249
Wabash National	25,724	177,753
Watts Water Technologies, Cl A	16,632	3,455,298
Werner Enterprises	37,497	924,676
Wheels Up Experience * (A)	54,244	62,381
Willdan Group *	7,753	303,918
Willis Lease Finance	1,717	265,654
Worthington Enterprises	19,132	968,653
Xometry, Cl A *	26,592	681,819
Zurn Elkay Water Solutions	87,463	2,970,243
		245,229,113
Information Technology — 12.0%
8x8 *	80,216	141,982
908 Devices * (A)	14,093	76,525
A10 Networks	43,126	710,716
ACI Worldwide *	64,033	3,416,801
ACM Research, Cl A *	31,252	608,476
Adeia	65,828	810,343
ADTRAN Holdings *	47,905	366,952
Advanced Energy Industries	22,730	2,214,129
Aehr Test Systems * (A)	17,378	148,234
Aeva Technologies *	13,858	98,530
Agilysys *	13,699	1,018,521
Airship AI Holdings *	4,415	17,174
Alarm.com Holdings *	28,765	1,541,804
Alkami Technology *	36,873	984,140

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Alpha & Omega Semiconductor *	14,303	$269,326
Ambarella *	23,393	1,122,630
Amplitude, Cl A *	47,505	436,571
Appian, Cl A *	24,424	758,365
Applied Digital * (A)	120,535	547,229
Applied Optoelectronics *	26,272	336,019
Arlo Technologies *	59,347	583,381
Arteris *	17,164	114,312
Asana, Cl A *	49,421	797,655
ASGN *	26,241	1,322,022
AudioEye *	4,955	53,762
Aurora Innovation, Cl A *	582,821	4,219,624
AvePoint *	78,269	1,279,698
Aviat Networks *	6,891	121,006
Axcelis Technologies *	19,765	968,090
Backblaze, Cl A *	27,349	120,336
Badger Meter	17,844	3,940,312
Bel Fuse, Cl A	1,083	66,496
Bel Fuse, Cl B	6,262	411,852
Belden	24,618	2,538,362
Benchmark Electronics	21,658	704,535
BigBear.ai Holdings * (A)	62,449	212,951
BigCommerce Holdings *	42,809	221,751
Bit Digital *	74,235	144,016
Blackbaud *	23,914	1,447,754
BlackLine *	35,448	1,674,209
Blend Labs, Cl A *	146,075	489,351
Box, Cl A *	85,516	2,669,810
Braze, Cl A *	40,064	1,247,192
C3.ai, Cl A *	68,317	1,503,657
Calix *	36,147	1,478,774
Cerence *	25,944	235,053
CEVA *	14,217	372,628
Cipher Mining *	122,897	350,256
Cleanspark * (A)	167,725	1,370,313
Clear Secure, Cl A	53,912	1,330,548
Clearfield *	7,290	209,004
Clearwater Analytics Holdings, Cl A *	120,189	2,733,098
Climb Global Solutions	2,539	267,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cohu *	27,858	$445,728
CommScope Holding *	129,693	485,052
CommVault Systems *	26,497	4,428,444
CompoSecure, Cl A	14,832	163,004
Consensus Cloud Solutions *	10,912	216,712
Core Scientific *	108,139	875,926
Corsair Gaming *	26,969	190,941
Couchbase *	24,605	434,032
CPI Card Group *	2,956	77,270
Credo Technology Group Holding *	86,108	3,706,949
CS Disco *	17,715	66,077
CTS	18,266	695,569
Daily Journal *	836	316,827
Daktronics *	24,848	315,321
Diebold Nixdorf *	15,320	679,136
Digi International *	21,991	598,155
Digimarc * (A)	9,162	119,931
Digital Turbine *	59,773	179,319
DigitalOcean Holdings *	40,411	1,248,700
Diodes *	27,727	1,064,717
Domo, Cl B *	21,312	158,348
E2open Parent Holdings *	123,431	243,159
Eastman Kodak *	36,332	228,528
eGain *	10,264	52,757
ePlus *	15,968	995,764
EverCommerce *	12,682	123,776
Everspin Technologies *	11,755	62,302
Evolv Technologies Holdings * (A)	80,659	354,093
Extreme Networks *	78,385	1,031,547
FARO Technologies *	11,352	333,862
Fastly, Cl A *	80,163	460,937
FormFactor *	47,046	1,323,874
Freshworks, Cl A *	125,602	1,855,142
GCT Semiconductor Holding * (A)	4,862	6,758
Grid Dynamics Holdings *	37,387	529,400
Hackett Group	15,356	392,192
Harmonic *	67,019	601,831
I3 Verticals, Cl A *	13,828	347,359
Ichor Holdings *	20,149	398,547

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Immersion	18,323	$132,475
Impinj *	13,936	1,283,924
Information Services Group	21,783	84,518
Insight Enterprises *	16,535	2,286,460
Intapp *	32,395	1,757,753
InterDigital	15,359	3,087,159
IonQ * (A)	123,388	3,388,234
Itron *	27,430	3,052,685
Jamf Holding *	50,355	582,607
Kaltura *	58,873	126,577
Kimball Electronics *	14,823	212,562
Knowles *	52,725	829,892
Life360 *	6,400	274,560
Lightwave Logic * (A)	72,085	64,163
LiveRamp Holdings *	39,061	1,021,836
MARA Holdings * (A)	207,122	2,769,221
MaxLinear, Cl A *	48,467	484,185
Meridianlink *	19,913	336,729
Methode Electronics	21,250	133,238
MicroVision * (A)	125,857	142,218
Mirion Technologies, Cl A *	125,467	1,979,869
Mitek Systems *	27,321	226,218
N-able *	44,019	310,774
Napco Security Technologies	21,410	489,219
Navitas Semiconductor, Cl A *	79,046	152,559
NCR Voyix *	88,499	758,436
NETGEAR *	16,945	408,713
NetScout Systems *	42,068	884,269
NextNav *	48,544	602,916
nLight *	27,848	214,708
Novanta *	21,787	2,589,603
NVE	2,907	168,926
Olo, Cl A *	64,761	401,518
ON24 *	16,636	77,856
OneSpan (B)	23,099	343,482
Ooma *	14,966	183,034
OSI Systems *	9,636	1,972,875
Ouster *	28,616	212,617
Pagaya Technologies, Cl A *	21,982	240,923

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PagerDuty *	52,435	$813,267
PAR Technology *	20,437	1,193,521
PC Connection	7,057	437,816
PDF Solutions *	18,929	347,347
Photronics *	37,378	682,896
Plexus *	16,243	1,988,631
Porch Group *	48,218	279,664
Power Integrations	34,382	1,688,844
Powerfleet NJ *	61,060	307,742
Progress Software	26,179	1,569,693
PROS Holdings *	27,783	474,534
Q2 Holdings *	35,730	2,831,603
Qualys *	22,544	2,834,006
QuickLogic * (A)	8,318	47,496
Rackspace Technology *	40,492	55,069
Rambus *	64,876	3,165,300
Rapid7 *	38,014	897,891
Red Violet	6,654	259,905
Rekor Systems * (A)	44,594	46,824
ReposiTrak (A)	7,115	153,684
Ribbon Communications *	55,440	177,962
Richardson Electronics	7,409	64,162
Rigetti Computing * (A)	114,905	1,019,207
Rimini Street *	31,778	112,176
Riot Platforms *	188,965	1,368,107
Roadzen * (A)	22,036	21,315
Rogers *	11,429	706,427
Sanmina *	32,619	2,504,813
ScanSource *	14,180	467,798
SEMrush Holdings, Cl A *	22,286	229,100
Semtech *	44,953	1,404,781
Silicon Laboratories *	19,468	1,981,064
Silvaco Group *	3,651	19,423
SiTime *	11,293	1,658,490
SkyWater Technology *	16,451	116,638
SMART Global Holdings *	31,614	539,651
SmartRent, Cl A *	108,421	103,336
SoundHound AI, Cl A * (A)	196,686	1,827,213
SoundThinking *	5,895	91,490

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sprinklr, Cl A *	70,821	$544,614
Sprout Social, Cl A *	30,448	636,668
SPS Commerce *	22,885	3,284,226
Synaptics *	24,057	1,339,013
Telos *(B)	33,055	90,240
Tenable Holdings *	72,447	2,214,705
TTM Technologies *	61,354	1,228,307
Tucows, Cl A *	4,838	78,666
Turtle Beach *	9,792	113,098
Ultra Clean Holdings *	26,950	504,100
Unisys *	39,536	156,958
Varonis Systems, Cl B *	66,944	2,867,881
Veeco Instruments *	33,716	630,489
Verint Systems *	36,887	650,687
Vertex, Cl A *	33,533	1,342,326
Viant Technology, Cl A *	9,191	131,523
Viasat *	75,264	697,697
Viavi Solutions *	133,785	1,415,445
Vishay Intertechnology	75,349	978,784
Vishay Precision Group *	7,199	179,543
Weave Communications *	24,139	255,873
WM Technology *	51,371	66,269
Workiva, Cl A *	31,037	2,336,155
Xerox Holdings	71,003	313,123
Xperi *	26,760	197,756
Yext *	64,697	439,940
Zeta Global Holdings, Cl A *	108,591	1,418,198
		169,502,553
Materials — 3.7%
AdvanSix	15,589	333,916
Alpha Metallurgical Resources *	6,683	810,982
American Vanguard	15,168	64,009
Ardagh Metal Packaging	87,324	323,972
Arq *	17,964	68,084
ASP Isotopes * (A)	33,388	176,289
Aspen Aerogels *	36,940	199,476
Avient	54,864	1,827,520
Balchem	19,629	3,072,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Cabot	32,200	$2,528,988
Carpenter Technology	29,203	5,712,399
Century Aluminum *	32,041	525,793
Clearwater Paper *	9,714	260,918
Coeur Mining *	379,583	2,106,686
Commercial Metals	69,175	3,081,054
Compass Minerals International	20,852	280,251
Constellium, Cl A *	78,534	793,979
Contango ORE *	6,143	86,371
Core Molding Technologies *	4,544	69,887
Dakota Gold *	41,388	111,748
Ecovyst *	70,713	422,864
Greif, Cl A	15,161	795,649
Greif, Cl B	2,928	162,709
Hawkins	11,750	1,430,915
HB Fuller	33,264	1,797,587
Hecla Mining	362,895	2,075,759
Ingevity *	21,994	725,362
Innospec	15,148	1,355,443
Intrepid Potash *	6,640	219,386
Ivanhoe Electric *	51,002	321,313
Kaiser Aluminum	9,688	624,488
Knife River *	34,495	3,221,143
Koppers Holdings	11,954	299,567
Kronos Worldwide	13,117	101,132
LSB Industries *	32,193	205,391
Materion	12,491	1,036,878
Mativ Holdings	32,440	165,768
Metallus *	25,247	319,374
Minerals Technologies	19,278	994,552
Myers Industries	22,593	237,226
Northern Technologies International	4,820	35,909
O-I Glass *	94,152	1,191,964
Olympic Steel	5,942	191,629
Perimeter Solutions *	80,959	820,115
Perpetua Resources *	25,645	377,751
Piedmont Lithium * (A)	10,960	81,981
PureCycle Technologies * (A)	74,862	502,324
Quaker Chemical	8,400	889,896

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Radius Recycling, Cl A	16,042	$470,512
Ramaco Resources, Cl A	15,998	161,260
Ramaco Resources, Cl B	3,581	32,838
Ranpak Holdings, Cl A *	27,527	113,136
Rayonier Advanced Materials *	38,626	164,547
Ryerson Holding	16,401	383,455
Sensient Technologies	25,588	2,403,993
Smith-Midland *	2,691	80,703
Stepan	12,961	655,308
SunCoke Energy	50,862	460,810
Sylvamo	21,138	1,260,247
Tredegar *	16,058	124,771
TriMas	24,637	592,520
Tronox Holdings, Cl A	72,234	390,786
United States Lime & Minerals	6,366	595,285
Valhi	1,489	25,670
Warrior Met Coal	31,499	1,506,282
Worthington Steel	19,784	507,657
		52,969,097
Real Estate — 6.2%
Acadia Realty Trust ‡	71,196	1,359,844
Alexander & Baldwin ‡	44,149	758,480
Alexander’s ‡	1,310	270,384
Alpine Income Property Trust ‡	7,540	116,493
American Assets Trust ‡	29,103	545,099
American Healthcare REIT ‡	92,324	2,980,219
American Realty Investors *	873	10,555
Anywhere Real Estate *	59,254	205,019
Apartment Investment and Management, Cl A ‡	84,356	667,256
Apple Hospitality REIT ‡	138,494	1,630,074
Armada Hoffler Properties ‡	47,992	324,906
Braemar Hotels & Resorts ‡	39,706	74,250
Brandywine Realty Trust ‡	103,009	407,916
Broadstone Net Lease, Cl A ‡	114,582	1,853,937
BRT Apartments ‡	6,838	105,784
CareTrust REIT ‡	114,204	3,342,751
CBL & Associates Properties ‡	13,299	312,128
Centerspace ‡	10,010	604,204

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Chatham Lodging Trust ‡	29,084	$199,807
City Office REIT ‡	23,414	118,943
Clipper Realty ‡	7,193	25,895
Community Healthcare Trust ‡	16,321	278,763
Compass, Cl A *	223,720	1,727,118
COPT Defense Properties ‡	68,389	1,785,637
CTO Realty Growth ‡	17,594	321,442
Curbline Properties ‡	57,719	1,321,188
Cushman & Wakefield *	139,142	1,303,761
DiamondRock Hospitality ‡	125,798	923,357
Diversified Healthcare Trust ‡	131,963	298,236
Douglas Emmett ‡	98,130	1,357,138
Easterly Government Properties, Cl A ‡	24,197	488,053
Elme Communities ‡	53,206	828,417
Empire State Realty Trust, Cl A ‡	82,351	586,339
Essential Properties Realty Trust ‡	106,523	3,426,845
eXp World Holdings (A)	49,784	456,021
Farmland Partners ‡	26,560	267,194
Forestar Group *	11,475	221,008
Four Corners Property Trust ‡	58,612	1,638,205
Franklin Street Properties ‡	59,007	93,231
FrontView REIT ‡	8,609	107,096
FRP Holdings *	8,039	213,717
Getty Realty ‡	30,671	858,481
Gladstone Commercial ‡	26,537	374,968
Gladstone Land ‡	20,168	200,268
Global Medical REIT ‡	37,788	292,479
Global Net Lease ‡	121,401	916,578
Hudson Pacific Properties ‡	82,828	169,797
Independence Realty Trust ‡	137,234	2,666,457
Industrial Logistics Properties Trust ‡	39,452	103,364
Innovative Industrial Properties, Cl A ‡	17,035	925,171
InvenTrust Properties ‡	47,102	1,312,262
JBG SMITH Properties ‡	49,359	690,039
Kennedy-Wilson Holdings	69,054	441,946
Kite Realty Group Trust ‡	131,855	2,854,661
LTC Properties ‡	27,117	972,687
LXP Industrial Trust ‡	176,611	1,393,461
Macerich ‡	151,575	2,222,089

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Marcus & Millichap	14,274	$433,930
Maui Land & Pineapple *	4,571	70,988
National Health Investors ‡	26,591	2,012,141
NET Lease Office Properties ‡ *	8,924	269,772
NETSTREIT ‡	49,716	808,879
Newmark Group, Cl A	79,592	874,716
NexPoint Diversified Real Estate Trust ‡	20,890	73,324
NexPoint Residential Trust ‡	13,568	505,815
Offerpad Solutions * (A)	6,243	6,930
One Liberty Properties ‡	9,551	233,044
Opendoor Technologies *	388,804	294,830
Orion Office REIT ‡	33,823	61,896
Outfront Media ‡	87,777	1,328,066
Paramount Group ‡	112,041	480,656
Peakstone Realty Trust ‡	21,919	252,288
Pebblebrook Hotel Trust ‡	72,454	655,709
Phillips Edison ‡	74,561	2,587,267
Piedmont Office Realty Trust, Cl A ‡	74,955	442,984
Plymouth Industrial REIT ‡	24,386	362,620
Postal Realty Trust, Cl A ‡	13,323	176,396
PotlatchDeltic ‡	47,751	1,833,161
RE/MAX Holdings, Cl A *	10,845	82,964
Redfin *	73,839	702,209
RLJ Lodging Trust ‡	91,053	638,281
RMR Group, Cl A	9,347	137,214
Ryman Hospitality Properties ‡	35,611	3,131,987
Sabra Health Care REIT ‡	143,624	2,563,688
Safehold ‡	31,453	495,385
Saul Centers ‡	6,318	206,599
Service Properties Trust ‡	99,853	179,735
SITE Centers ‡	28,523	337,712
SL Green Realty ‡	43,555	2,291,429
St. Joe	21,924	927,824
Star Holdings *	7,860	52,976
Stratus Properties *	3,412	54,148
Strawberry Fields REIT ‡	5,482	57,671
Summit Hotel Properties ‡	62,832	255,726
Sunstone Hotel Investors ‡	121,959	1,017,138
Tanger ‡	65,553	2,065,575

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Tejon Ranch *	12,673	$214,554
Terreno Realty ‡	59,930	3,375,857
Transcontinental Realty Investors *	717	20,621
UMH Properties ‡	43,753	773,115
Uniti Group ‡	147,877	727,555
Universal Health Realty Income Trust ‡	7,729	295,325
Urban Edge Properties ‡	76,526	1,382,825
Veris Residential ‡	47,625	739,140
Whitestone REIT, Cl B ‡	30,106	392,582
Xenia Hotels & Resorts ‡	61,848	660,537
		87,497,202
Utilities — 3.1%
ALLETE	35,272	2,309,963
American States Water	22,989	1,864,638
Avista	48,157	1,997,071
Black Hills	43,661	2,658,955
Cadiz *	25,298	71,846
California Water Service Group	36,206	1,833,834
Chesapeake Utilities	13,739	1,809,014
Consolidated Water	9,090	211,252
Genie Energy, Cl B	7,589	112,089
Global Water Resources	7,033	73,354
Hawaiian Electric Industries *	105,671	1,109,545
MGE Energy	22,142	2,002,080
Middlesex Water	10,725	676,962
Montauk Renewables *	39,827	83,637
New Jersey Resources	60,547	2,963,170
Northwest Natural Holding	24,327	1,048,494
Northwestern Energy Group	37,442	2,180,248
ONE Gas	34,204	2,685,356
Ormat Technologies	35,047	2,544,412
Otter Tail	25,124	1,994,343
PNM Resources	54,673	2,908,603
Portland General Electric	63,172	2,660,805
Pure Cycle *	12,483	123,582
RGC Resources	5,013	105,123
SJW Group	20,328	1,153,411
Southwest Gas Holdings	36,988	2,670,903

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Spire	34,503	$2,640,860
Sunnova Energy International *	65,527	12,352
Unitil	9,678	567,711
York Water	8,621	303,459
		43,377,072
TOTAL UNITED STATES		1,370,752,435
TOTAL COMMON STOCK (Cost $1,496,134,765)		1,413,147,456
	Number of Rights
RIGHT — 0.0%
United States — 0.0%
Zimmer Biomet Holdings#	28,145	—
TOTAL RIGHT (Cost $–)		0
	Shares
SHORT-TERM INVESTMENT(C)(D) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 4.260% (Cost $10,858,895)	10,858,895	10,858,895
	Face Amount
REPURCHASE AGREEMENT(C) — 1.1%
RBC Capital Markets 4.240%, dated 04/30/2025, to be repurchased on 05/01/2025, repurchase price $15,381,885 (collateralized by a U.S. Treasury Obligations, par value $15,557,990, 4.875%, 04/30/2026, with a total market value of $15,694,122) (Cost $15,380,074)	$15,380,074	15,380,074
TOTAL INVESTMENTS — 101.7% (Cost $1,522,373,734)		$1,439,386,425

Percentages are based on Net Assets of $1,415,840,885.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	28	Jun-2025	$2,623,904	$2,757,720	$133,816

#	Expiration date not available.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $24,957,243.
(B)	Affiliated investment.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2025 was $26,238,969. The total value of non-cash collateral held from securities on loan as of April 30, 2025 was $–.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2025.

The following is a summary of the level of inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,413,074,306	$73,150	$—		$1,413,147,456
Right	—	—	—	^	—
Short-Term Investment	10,858,895	—	—		10,858,895
Repurchase Agreement	—	15,380,074	—		15,380,074
Total Investments in Securities	$1,423,933,201	$15,453,224	$—		$1,439,386,425
Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$133,816	$—	$—		$133,816
Total Other Financial Instruments	$133,816	$—	$—		$133,816

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X Russell 2000 ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2025:

Value 10/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2025	Income	Capital Gains
Centrus Energy, Cl A
$795,185	$120,029	$(31,856)	$(289,821)	$13,513	$607,050	$—	$—
Energy Fuels
606,557	93,932	(25,921)	(164,085)	1,800	512,283	—	—
Northwest Pipe
231,184	44,951	(12,398)	(21,124)	3,795	246,408	—	—
OneSpan
345,343	60,468	(20,513)	(45,864)	4,048	343,482	—	—
Telos
107,862	15,079	(7,737)	(23,988)	(976)	90,240	—	—
Titan Machinery
155,010	29,265	(9,477)	32,271	1,086	208,155	—	—
Uranium Energy
1,612,552	288,238	(83,953)	(507,887)	4,673	1,313,623	—	—
Ur-Energy
234,606	37,423	(9,291)	(102,748)	(1,082)	158,908	—	—
Totals:
$4,088,299	$689,385	$(201,146)	$(1,123,246)	$26,857	$3,480,149	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED KINGDOM — 4.0%
Utilities — 4.0%
National Grid ADR	31,395	$2,291,835

UNITED STATES — 95.9%
Consumer Discretionary — 0.1%
EVgo, Cl A *	11,925	32,913

Industrials — 19.2%
Ameresco, Cl A *	2,802	29,785
American Superconductor *	3,320	65,902
AMETEK	14,346	2,432,795
Bloom Energy, Cl A *	20,681	378,876
ChargePoint Holdings *	38,730	24,121
Eaton PLC	8,438	2,483,894
EnerSys	3,530	305,698
Eos Energy Enterprises *	17,758	92,697
Fluence Energy, Cl A *	7,454	30,487
Hubbell, Cl B	5,102	1,852,944
MasTec *	5,558	707,645
NuScale Power *	11,062	183,297
Plug Power *	103,073	89,941
Quanta Services	8,472	2,479,670
		11,157,752
Utilities — 76.6%
ALLETE	5,262	344,608
Alliant Energy	23,390	1,427,726
Ameren	22,949	2,277,459
American Electric Power	21,018	2,277,090
Avista	7,019	291,078
Clearway Energy, Cl C	7,126	209,077
Consolidated Edison	20,195	2,276,986
Constellation Energy	10,954	2,447,562
Dominion Energy	42,579	2,315,446
Duke Energy	18,587	2,267,986
Edison International	34,454	1,843,633
Entergy	27,187	2,261,143
Evergy	20,222	1,397,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	32,914	$1,957,725
Exelon	47,903	2,246,651
FirstEnergy	51,053	2,189,153
Hawaiian Electric Industries *	14,497	152,218
IDACORP	4,842	571,792
NextEra Energy	34,141	2,283,350
Northwestern Energy Group	5,320	309,783
OGE Energy	17,939	814,072
Ormat Technologies	5,408	392,621
Pinnacle West Capital	10,600	1,008,908
PNM Resources	8,103	431,080
Portland General Electric	9,755	410,880
Public Service Enterprise Group	27,157	2,170,659
Southern	24,658	2,265,824
Talen Energy *	3,964	852,577
Vistra	19,615	2,542,692
Xcel Energy	32,281	2,282,267
		44,519,386
TOTAL UNITED STATES		55,710,051
TOTAL COMMON STOCK (Cost $59,491,604)		58,001,886
TOTAL INVESTMENTS — 99.9% (Cost $59,491,604)		$58,001,886

Percentages are based on Net Assets of $58,085,593.

*	Non-income producing security.

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 6.3%
AT&T	2,989	$82,796
Verizon Communications	1,754	77,281
		160,077
Consumer Discretionary — 15.6%
Amazon.com *	512	94,423
AutoZone *	7	26,338
Best Buy	80	5,335
Domino’s Pizza	14	6,865
Home Depot	293	105,624
Lowe’s	236	52,760
NVR *	1	7,126
O’Reilly Automotive *	24	33,965
Pool	16	4,690
Starbucks	472	37,784
Tapestry	97	6,853
Yum! Brands	116	17,451
		399,214
Consumer Staples — 10.1%
Altria Group	706	41,760
Kimberly-Clark	139	18,317
PepsiCo	572	77,552
Walmart	1,248	121,368
		258,997
Energy — 0.4%
Texas Pacific Land	8	10,311

Financials — 12.0%
Berkshire Hathaway, Cl B *	254	135,445
Capital One Financial	159	28,661
Progressive	244	68,745
S&P Global	132	66,007
Synchrony Financial	160	8,312
		307,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 29.4%
AbbVie	655	$127,790
Amgen	224	65,166
Eli Lilly	150	134,843
HCA Healthcare	76	26,226
IDEXX Laboratories *	34	14,710
Johnson & Johnson	797	124,579
McKesson	53	37,778
Regeneron Pharmaceuticals	44	26,345
ResMed	61	14,432
UnitedHealth Group	230	94,631
Vertex Pharmaceuticals *	107	54,517
Zoetis, Cl A	188	29,403
		750,420
Industrials — 6.4%
Automatic Data Processing	170	51,102
Copart *	365	22,276
Lockheed Martin	88	42,042
Paychex	133	19,567
United Parcel Service, Cl B	305	29,066
		164,053
Information Technology — 19.7%
Adobe *	183	68,621
Arista Networks *	430	35,376
Cisco Systems	1,661	95,890
Enphase Energy *	56	2,497
Fair Isaac *	10	19,897
Intuit	117	73,414
Microsoft	264	104,349
Oracle	670	94,282

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign *	34	$9,592
		503,918
TOTAL UNITED STATES		2,554,160
TOTAL COMMON STOCK (Cost $2,512,512)		2,554,160
TOTAL INVESTMENTS — 99.9% (Cost $2,512,512)		$2,554,160

Percentages are based on Net Assets of $2,556,730.

*	Non-income producing security.

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 4.6%
AT&T	880	$24,376
Charter Communications, Cl A *	12	4,702
Comcast, Cl A	470	16,074
Fox, Cl A	27	1,344
Fox, Cl B	16	740
Interpublic Group	50	1,256
Live Nation Entertainment *	20	2,649
Omnicom Group	24	1,828
Paramount Global, Cl B	70	822
Take-Two Interactive Software *	20	4,666
T-Mobile US	60	14,817
Verizon Communications	516	22,735
Walt Disney	222	20,191
Warner Bros Discovery *	280	2,428
		118,628

Consumer Discretionary — 11.2%
Amazon.com *	812	149,749
AutoZone *	1	3,763
Best Buy	17	1,134
Caesars Entertainment *	20	541
CarMax *	13	841
Carnival *	90	1,651
Chipotle Mexican Grill, Cl A *	120	6,062
Darden Restaurants	10	2,006
Deckers Outdoor *	13	1,441
Domino’s Pizza	3	1,471
DR Horton	25	3,158
eBay	42	2,863
Expedia Group	11	1,726
Ford Motor	340	3,403
General Motors	95	4,298
Genuine Parts	12	1,411
Hilton Worldwide Holdings	21	4,735
Home Depot	86	31,002
Lennar, Cl A	20	2,172
Lowe’s	49	10,954
Lululemon Athletica *	10	2,708

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	20	$4,772
MGM Resorts International *	20	629
Mohawk Industries *	5	532
O’Reilly Automotive *	5	7,076
Pool	3	879
PulteGroup	18	1,846
Ross Stores	29	4,031
Starbucks	98	7,845
Tapestry	20	1,413
TJX	98	12,611
Tractor Supply	46	2,328
Ulta Beauty *	4	1,583
Wynn Resorts	8	642
Yum! Brands	24	3,611
		286,887

Consumer Staples — 5.7%
Altria Group	147	8,695
Campbell Soup	20	729
Church & Dwight	21	2,086
Clorox	11	1,565
Conagra Brands	40	988
Constellation Brands, Cl A	14	2,626
Costco Wholesale	38	37,791
Dollar General	20	1,874
Dollar Tree *	18	1,472
General Mills	50	2,837
Hershey	13	2,173
Hormel Foods	25	748
J M Smucker	10	1,163
Keurig Dr Pepper	100	3,459
Kimberly-Clark	29	3,822
Kraft Heinz	80	2,328
Kroger	58	4,188
Lamb Weston Holdings	12	634
McCormick	22	1,687
Molson Coors Beverage, Cl B	15	863
Monster Beverage *	60	3,607
PepsiCo	119	16,134

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	43	$3,070
Target	40	3,868
Tyson Foods, Cl A	25	1,531
Walgreens Boots Alliance	60	658
Walmart	377	36,663
		147,259

Energy — 2.3%
ConocoPhillips	112	9,981
Coterra Energy	64	1,572
Devon Energy	60	1,825
Diamondback Energy	16	2,112
EOG Resources	49	5,406
EQT	52	2,571
Hess	24	3,097
Kinder Morgan	170	4,471
Marathon Petroleum	28	3,848
Occidental Petroleum	60	2,365
ONEOK	50	4,108
Phillips 66	36	3,746
Targa Resources	19	3,247
Texas Pacific Land	2	2,578
Valero Energy	27	3,134
Williams	106	6,208
		60,269

Financials — 16.9%
Allstate	22	4,365
American Express	45	11,988
American International Group	51	4,158
Ameriprise Financial	8	3,768
Apollo Global Management	36	4,913
Arthur J Gallagher	18	5,772
Assurant	4	771
Bank of America	544	21,695
Bank of New York Mellon	60	4,825
Berkshire Hathaway, Cl B *	149	79,454
BlackRock Funding	12	10,971
Blackstone	59	7,771

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Brown & Brown	20	$2,212
Capital One Financial	31	5,588
Cboe Global Markets	9	1,996
Charles Schwab	122	9,931
Chubb	31	8,869
Cincinnati Financial	13	1,810
Citizens Financial Group	36	1,328
CME Group, Cl A	29	8,035
Corpay *	6	1,952
Discover Financial Services	20	3,653
Erie Indemnity, Cl A	2	717
Everest Group	4	1,435
FactSet Research Systems	3	1,297
Fidelity National Information Services	44	3,471
Fifth Third Bancorp	55	1,977
Fiserv *	46	8,490
Franklin Resources	30	563
Global Payments	20	1,526
Globe Life	7	863
Goldman Sachs Group	26	14,236
Hartford Financial Services Group	24	2,944
Huntington Bancshares	120	1,744
Intercontinental Exchange	47	7,895
Invesco	40	557
Jack Henry & Associates	6	1,041
JPMorgan Chase	229	56,018
KeyCorp	80	1,187
KKR	55	6,285
Loews	15	1,302
M&T Bank	14	2,377
MetLife	47	3,542
Moody’s	13	5,891
Morgan Stanley	101	11,657
Nasdaq	34	2,591
Northern Trust	16	1,504
PayPal Holdings *	82	5,399
PNC Financial Services Group	32	5,142
Principal Financial Group	17	1,261
Progressive	48	13,524

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Prudential Financial	30	$3,081
Raymond James Financial	15	2,056
Regions Financial	70	1,429
S&P Global	26	13,001
State Street	24	2,114
Synchrony Financial	30	1,559
T Rowe Price Group	18	1,594
Travelers	18	4,754
Truist Financial	110	4,217
US Bancorp	130	5,244
W R Berkley	25	1,792
Wells Fargo	270	19,173
Willis Towers Watson PLC	8	2,462
		434,737

Health Care — 14.2%
AbbVie	153	29,850
Amgen	47	13,673
Becton Dickinson	25	5,177
Biogen *	13	1,574
Bio-Techne	14	705
Boston Scientific *	128	13,167
Bristol-Myers Squibb	176	8,835
Cardinal Health	21	2,967
Cencora	15	4,390
Centene *	44	2,633
Charles River Laboratories International *	4	475
Cigna Group	24	8,161
Cooper *	17	1,388
CVS Health	110	7,338
DaVita *	4	566
Dexcom *	34	2,427
Edwards Lifesciences *	50	3,775
Elevance Health	20	8,412
Eli Lilly	68	61,129
Gilead Sciences	108	11,506
HCA Healthcare	16	5,521
Henry Schein *	10	650
Hologic *	20	1,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Humana	10	$2,622
IDEXX Laboratories *	7	3,029
Incyte *	14	877
Insulet *	6	1,514
Intuitive Surgical *	31	15,990
Johnson & Johnson	209	32,669
Labcorp Holdings	7	1,687
McKesson	11	7,841
Medtronic PLC	111	9,408
Molina Healthcare *	5	1,635
Quest Diagnostics	10	1,782
Regeneron Pharmaceuticals	9	5,389
ResMed	13	3,076
Solventum *	12	793
STERIS PLC	9	2,023
Stryker	30	11,218
Thermo Fisher Scientific	33	14,157
UnitedHealth Group	80	32,915
Universal Health Services, Cl B	5	885
Vertex Pharmaceuticals *	22	11,209
Zimmer Biomet Holdings	17	1,752
Zoetis, Cl A	39	6,100
		364,054

Industrials — 10.2%
A O Smith	10	679
Allegion PLC	8	1,114
AMETEK	20	3,392
Automatic Data Processing	35	10,521
Axon Enterprise *	6	3,680
Boeing *	65	11,911
Broadridge Financial Solutions	10	2,424
Builders FirstSource *	10	1,196
Carrier Global	72	4,503
CH Robinson Worldwide	10	892
Cintas	30	6,350
Copart *	76	4,638
CSX	170	4,772
Cummins	12	3,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dayforce *	14	$810
Deere	22	10,198
Delta Air Lines	56	2,331
Dover	12	2,048
Eaton PLC	34	10,009
Equifax	11	2,861
Fastenal	50	4,048
FedEx	20	4,207
Fortive	30	2,091
Generac Holdings *	5	572
General Dynamics	22	5,987
Honeywell International	56	11,788
Hubbell, Cl B	5	1,816
Huntington Ingalls Industries	3	691
IDEX	7	1,218
Jacobs Solutions	11	1,362
JB Hunt Transport Services	7	914
Johnson Controls International	58	4,866
L3Harris Technologies	16	3,520
Leidos Holdings	12	1,766
Lennox International	3	1,640
Lockheed Martin	18	8,599
Masco	20	1,212
Norfolk Southern	20	4,481
Northrop Grumman	12	5,838
Old Dominion Freight Line	16	2,452
PACCAR	46	4,150
Parker-Hannifin	11	6,656
Paychex	28	4,119
Paycom Software	4	906
Pentair PLC	14	1,270
Quanta Services	13	3,805
Republic Services, Cl A	18	4,514
Rockwell Automation	10	2,477
Rollins	24	1,371
RTX	116	14,631
Snap-On	5	1,569
Southwest Airlines	50	1,398
Stanley Black & Decker	13	780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Textron	16	$1,126
Trane Technologies PLC	20	7,666
TransDigm Group	5	7,065
Union Pacific	53	11,430
United Airlines Holdings *	30	2,065
United Parcel Service, Cl B	63	6,004
United Rentals	6	3,789
Verisk Analytics, Cl A	12	3,557
Waste Management	32	7,468
WW Grainger	4	4,097
Xylem	21	2,532
		261,368

Information Technology — 26.3%
Adobe *	79	29,624
Akamai Technologies *	27	2,176
Arista Networks *	186	15,302
CDW	24	3,854
Cisco Systems	716	41,335
Cognizant Technology Solutions, Cl A	90	6,621
Crowdstrike Holdings, Cl A *	42	18,013
Enphase Energy *	24	1,070
EPAM Systems *	10	1,569
F5 *	10	2,647
Fair Isaac *	4	7,959
First Solar *	20	2,516
Gartner *	14	5,895
Gen Digital	100	2,587
GoDaddy, Cl A *	25	4,708
Intuit	50	31,374
Juniper Networks	60	2,179
Micron Technology	200	15,390
Microsoft	609	240,713
Motorola Solutions	30	13,212
Oracle	289	40,668
Palantir Technologies, Cl A *	368	43,586
Palo Alto Networks *	118	22,058
Roper Technologies	19	10,642
Salesforce	172	46,218

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ServiceNow *	37	$35,335
Skyworks Solutions	30	1,928
Super Micro Computer *	90	2,867
Teledyne Technologies *	8	3,728
Tyler Technologies *	8	4,346
VeriSign *	15	4,232
Workday, Cl A *	38	9,310
Zebra Technologies, Cl A *	9	2,253
		675,915

Materials — 1.1%
Ball	26	1,350
CF Industries Holdings	15	1,176
Ecolab	22	5,532
International Paper	30	1,370
Martin Marietta Materials	5	2,620
Nucor	20	2,387
Packaging Corp of America	8	1,485
Sherwin-Williams	20	7,058
Steel Dynamics	12	1,557
Vulcan Materials	11	2,886
		27,421

Real Estate — 3.3%
Alexandria Real Estate Equities ‡	14	1,017
American Tower ‡	41	9,242
AvalonBay Communities ‡	12	2,520
BXP ‡	13	828
Camden Property Trust ‡	10	1,138
CBRE Group, Cl A *	26	3,177
CoStar Group *	36	2,670
Crown Castle ‡	38	4,019
Digital Realty Trust ‡	27	4,335
Equity Residential ‡	30	2,108
Essex Property Trust ‡	6	1,675
Extra Space Storage ‡	18	2,637
Federal Realty Investment Trust ‡	7	658
Healthpeak Properties ‡	60	1,070
Host Hotels & Resorts ‡	60	847

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Invitation Homes ‡	50	$1,709
Iron Mountain ‡	25	2,242
Kimco Realty ‡	60	1,199
Mid-America Apartment Communities ‡	10	1,596
ProLogis ‡	80	8,176
Public Storage ‡	14	4,206
Realty Income ‡	76	4,397
Regency Centers ‡	14	1,011
SBA Communications, Cl A ‡	9	2,191
Simon Property Group ‡	27	4,249
UDR ‡	26	1,089
Ventas ‡	36	2,523
VICI Properties, Cl A ‡	90	2,882
Welltower ‡	51	7,782
Weyerhaeuser ‡	60	1,555
		84,748

Utilities — 4.1%
Alliant Energy	22	1,343
Ameren	23	2,283
American Electric Power	46	4,984
American Water Works	17	2,499
Atmos Energy	13	2,088
CenterPoint Energy	57	2,210
CMS Energy	26	1,915
Consolidated Edison	30	3,383
Constellation Energy	27	6,033
Dominion Energy	73	3,970
DTE Energy	18	2,466
Duke Energy	67	8,175
Edison International	34	1,819
Entergy	37	3,077
Evergy	20	1,382
Eversource Energy	32	1,903
Exelon	87	4,080
FirstEnergy	45	1,930
NextEra Energy	180	12,038
NiSource	40	1,564
NRG Energy	18	1,972

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Global X S&P 500 U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PG&E	190	$3,139
Pinnacle West Capital	10	952
PPL	64	2,336
Public Service Enterprise Group	43	3,437
Sempra	55	4,085
Southern	95	8,730
Vistra	30	3,889
WEC Energy Group	27	2,957
Xcel Energy	50	3,535
		104,174
TOTAL UNITED STATES		2,565,460
TOTAL COMMON STOCK (Cost $2,488,111)		2,565,460
TOTAL INVESTMENTS — 99.9% (Cost $2,488,111)		$2,565,460

Percentages are based on Net Assets of $2,568,767.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of April 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2025 (Unaudited)
Glossary (abbreviations which may be used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

US0003M — 3 Month USD Swap Rate

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF		Global X Social Media ETF		Global X Guru® Index ETF
Assets:
Cost of Investments	$1,238,489,850		$852,763,079		$153,298,666		$44,021,816
Cost of Repurchase Agreement	36,823,840		45,442,270		2,719,064		387,999
Cost (Proceeds) of Foreign Currency	472		115,665		—		—
Investments, at Value	$826,334,935	*	$777,291,064	*	$113,870,025	*	$43,955,951	*
Repurchase Agreement, at Value	36,823,840		45,442,270		2,719,064		387,999
Cash	—		2,488,722		146,430		21,487
Foreign Currency, at Value	680		115,784		—		—
Receivable for Investment Securities Sold	107,834,340		—		6,345,499		—
Receivable for Capital Shares Sold	36,616,370		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	1,048,064		5,198,858		67,917		10,713
Reclaim Receivable	188,552		865,018		11,446		—
Cash pledged as collateral on Futures Contracts	—		359,441		—		—
Total Assets	1,008,846,781		831,761,157		123,160,381		44,376,150
Liabilities:
Obligation to Return Securities Lending Collateral	36,823,840		45,442,270		2,719,064		661,940
Payable for Investment Securities Purchased	84,274,618		—		6,073,087		—
Payable for Capital Shares Redeemed	36,812,397		—		—		—
Payable due to Investment Adviser	512,411		352,098		58,744		25,764
Unrealized Depreciation on Spot Contracts	31,274		—		169		—
Payable for Variation Margin on Futures Contracts	—		14,880		—		—
Cash Overdraft	17,809,457		—		—		—
Custodian Fees Payable	2,310		801		55		—
Total Liabilities	176,266,307		45,810,049		8,851,119		687,704
Net Assets	$832,580,474		$785,951,108		$114,309,262		$43,688,446
Net Assets Consist of:
Paid-in Capital	$2,324,055,921		$1,792,907,196		$284,936,208		$61,020,740
Total Accumulated Losses	(1,491,475,447)		(1,006,956,088)		(170,626,946)		(17,332,294)
Net Assets	$832,580,474		$785,951,108		$114,309,262		$43,688,446
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	22,624,628		37,699,412		2,630,000		900,000
Net Asset Value, Offering and Redemption Price Per Share	$36.80		$20.85		$43.46		$48.54
*Includes Market Value of Securities on Loan	$39,949,292		$45,628,773		$6,555,102		$664,260

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$133,404,945		$618,047,115		$36,803,665		$180,277,929
Cost of Affiliated Investments	—		13,949,968		—		—
Cost of Repurchase Agreement	317,548		10,619,919		166,154		—
Cost (Proceeds) of Foreign Currency	—		—		111,536		—
Investments, at Value	$130,234,101	*	$612,922,550	*	$36,378,644	*	$179,633,781
Affiliated Investments, at Value	—		23,697,567		—		—
Repurchase Agreement, at Value	317,548		10,619,919		166,154		—
Cash	219,472		618,363		53,720		650,196
Foreign Currency, at Value	—		—		107,146		42
Receivable for Investment Securities Sold	23,458,127		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	32,587		1,507,444		340,541		546,667
Reclaim Receivable	—		5,320		—		201,062
Cash pledged as collateral on Futures Contracts	—		—		27,324		101,269
Receivable for Variation Margin on Futures Contracts	—		—		—		6,981
Total Assets	154,261,835		649,371,163		37,073,529		181,139,998
Liabilities:
Obligation to Return Securities Lending Collateral	541,748		10,619,919		166,154		—
Payable for Investment Securities Purchased	23,098,398		—		13,157		65,809
Payable due to Investment Adviser	51,281		228,980		19,007		84,792
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—		61,314		—
Payable for Variation Margin on Futures Contracts	—		—		404		—
Unrealized Depreciation on Spot Contracts	—		—		13		92
Custodian Fees Payable	199		1,237		108		—
Total Liabilities	23,691,626		10,850,136		260,157		150,693
Net Assets	$130,570,209		$638,521,027		$36,813,372		$180,989,305
Net Assets Consist of:
Paid-in Capital	$250,723,646		$816,242,352		$66,335,491		$483,265,614
Total Accumulated Losses	(120,153,437)		(177,721,325)		(29,522,119)		(302,276,309)
Net Assets	$130,570,209		$638,521,027		$36,813,372		$180,989,305
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	14,940,000		35,510,000		1,399,181		8,779,193
Net Asset Value, Offering and Redemption Price Per Share	$8.74		$17.98		$26.31		$20.62

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
*Includes Market Value of Securities on Loan	$519,058	$10,448,983	$333,024	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$49,894,667		$665,465,237	$10,397,004	$70,697,880
Cost of Repurchase Agreement	763,376		—	—	2,793,841
Cost (Proceeds) of Foreign Currency	—		—	3,092	—
Investments, at Value	$22,559,022	*	$869,188,763	$11,510,993	$65,931,630	*
Repurchase Agreement, at Value	763,376		—	—	2,793,841
Cash	—		182,190	—	79,581
Foreign Currency, at Value	—		—	3,223	—
Dividend, Interest, and Securities Lending Income Receivable	90,017		485,859	89,727	20,676
Reclaim Receivable	87,401		3,631	104,018	—
Unrealized Appreciation on Spot Contracts	—		—	—	10
Total Assets	23,499,816		869,860,443	11,707,961	68,825,738
Liabilities:
Obligation to Return Securities Lending Collateral	763,376		—	—	2,793,841
Payable due to Investment Adviser	12,176		197,408	4,641	28,023
Payable for Investment Securities Purchased	—		—	—	7,790
Cash Overdraft	86,675		—	34,237	—
Total Liabilities	862,227		197,408	38,878	2,829,654
Net Assets	$22,637,589		$869,663,035	$11,669,083	$65,996,084
Net Assets Consist of:
Paid-in Capital	$70,524,210		$638,637,831	$13,153,258	$110,402,987
Total Distributable Earnings (Accumulated Losses)	(47,886,621)		231,025,204	(1,484,175)	(44,406,903)
Net Assets	$22,637,589		$869,663,035	$11,669,083	$65,996,084
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,560,000		12,930,000	700,000	2,370,002
Net Asset Value, Offering and Redemption Price Per Share	$8.84		$67.26	$16.67	$27.85
*Includes Market Value of Securities on Loan	$968,833		$—	$—	$2,620,949

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Assets:
Cost of Investments	$20,873,344	$2,234,385	$1,938,558	$1,516,523
Cost (Proceeds) of Foreign Currency	4,166	—	—	—
Investments, at Value	$22,445,416	$2,312,635	$2,224,370	$1,810,286
Cash	45,807	3,062	2,176	2,074
Foreign Currency, at Value	4,159	—	—	—
Dividend, Interest, and Securities Lending Income Receivable	82,959	268	256	948
Reclaim Receivable	27,004	—	—	7
Total Assets	22,605,345	2,315,965	2,226,802	1,813,315
Liabilities:
Payable due to Investment Adviser	6,045	466	444	340
Options Written at Value (Premiums received $–, $–, $30,446 and $–, respectively)	—	—	7,831	—
Total Liabilities	6,045	466	8,275	340
Net Assets	$22,599,300	$2,315,499	$2,218,527	$1,812,975
Net Assets Consist of:
Paid-in Capital	$21,546,457	$2,494,143	$2,231,895	$1,819,020
Total Distributable Earnings (Accumulated Losses)	1,052,843	(178,644)	(13,368)	(6,045)
Net Assets	$22,599,300	$2,315,499	$2,218,527	$1,812,975
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	690,000	80,000	80,000	70,000
Net Asset Value, Offering and Redemption Price Per Share	$32.75	$28.94	$27.73	$25.90

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF		Global X U.S. Electrification ETF
Assets:
Cost of Investments	$3,022,966	$4,161,675	$1,508,034,690		$59,491,604
Cost of Affiliated Investments	—	—	3,480,149		—
Cost of Repurchase Agreement	—	—	10,858,895		—
Cost (Proceeds) of Foreign Currency	—	6,574	—		—
Investments, at Value	$2,872,549	$3,122,283	$1,425,047,381	*	$58,001,886
Affiliated Investments, at Value	—	—	3,480,149		—
Repurchase Agreement, at Value	—	—	10,858,895		—
Cash	2,577	—	—		34,089
Foreign Currency, at Value	—	6,564	—		—
Dividend, Interest, and Securities Lending Income Receivable	1,579	5,615	497,509		19,078
Reclaim Receivable	11	1,187	11,260		—
Unrealized Appreciation on Spot Contracts	—	26	—		—
Receivable for Capital Shares Sold	—	—	—		4,211,553
Receivable for Investment Securities Sold	—	—	4,693,475		7,927,448
Cash pledged as collateral on Futures Contracts	—	—	286,918		—
Due from Broker	—	—	12		—
Total Assets	2,876,716	3,135,675	1,444,875,599		70,194,054
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	26,238,969		—
Options Written at Value (Premiums received $6,831, $–, $– and $–, respectively)	2,200	—	—		—
Payable due to Investment Adviser	579	1,672	88,850		23,420
Payable for Capital Shares Redeemed	1	—	—		3,723,601
Payable for Investment Securities Purchased	—	—	57,711		8,361,440
Payable for Variation Margin on Futures Contracts	—	—	17,940		—
Due to Custodian	—	731	2,631,244		—
Total Liabilities	2,780	2,403	29,034,714		12,108,461
Net Assets	$2,873,936	$3,133,272	$1,415,840,885		$58,085,593
Net Assets Consist of:
Paid-in Capital	$2,976,330	$6,432,506	$1,488,106,943		$58,679,055
Total Accumulated Losses	(102,394)	(3,299,234)	(72,266,058)		(593,462)
Net Assets	$2,873,936	$3,133,272	$1,415,840,885		$58,085,593
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	110,000	220,000	18,490,000		2,340,000
Net Asset Value, Offering and Redemption Price Per Share	$26.13	$14.24	$76.57		$24.82

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF	Global X U.S. Electrification ETF
*Includes Market Value of Securities on Loan	$—	$—	$24,957,243	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global X S&P 500 U.S. Market Leaders Top 50 ETF	Global X S&P 500 U.S. Revenue Leaders ETF
Assets:
Cost of Investments	$2,512,512	$2,488,111
Investments, at Value	$2,554,160	$2,565,460
Cash	2,481	2,921
Dividend, Interest, and Securities Lending Income Receivable	365	566
Reclaim Receivable	—	1
Total Assets	2,557,006	2,568,948
Liabilities:
Payable due to Investment Adviser	276	181
Total Liabilities	276	181
Net Assets	$2,556,730	$2,568,767
Net Assets Consist of:
Paid-in Capital	$2,515,001	$2,491,001
Total Distributable Earnings	41,729	77,766
Net Assets	$2,556,730	$2,568,767
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$25.57	$25.69

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Investment Income:
Dividend Income	$3,153,956	$37,768,607	$518,474	$144,555
Interest Income	67,101	41,488	2,616	968
Security Lending Income, Net	1,510,525	410,220	37,240	33,941
Less: Foreign Taxes Withheld	987,319	(2,650,235)	(18,966)	(408)
Total Investment Income	5,718,901	35,570,080	539,364	179,056
Expenses:
Supervision and Administration Fees(1)	3,937,027	2,212,030	379,878	172,726
Custodian Fees(2)	13,907	12,177	1,430	82
Total Expenses	3,950,934	2,224,207	381,308	172,808
Waiver of Supervision and Administration Fees	—	(11,961)	—	—
Net Expenses	3,950,934	2,212,246	381,308	172,808
Net Investment Income	1,767,967	33,357,834	158,056	6,248
Net Realized Gain (Loss) on:
Investments(3)	(62,621,090)	2,216,383	331,876	5,239,911
Futures Contracts	—	(324,704)	—	—
Foreign Currency Transactions	(329,195)	52,354	(843)	—
Net Realized Gain (Loss)	(62,950,285)	1,944,033	331,033	5,239,911
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(98,055,816)	(33,862,805)	3,809,982	(4,881,539)
Futures Contracts	—	538,180	—	—
Foreign Currency Translations	115,397	(245,878)	3,735	—
Net Change in Unrealized Appreciation (Depreciation)	(97,940,419)	(33,570,503)	3,813,717	(4,881,539)
Net Realized and Unrealized Gain (Loss)	(160,890,704)	(31,626,470)	4,144,750	358,372
Net Increase (Decrease) in Net Assets Resulting from Operations	$(159,122,737)	$1,731,364	$4,302,806	$364,620

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Investment Income:
Dividend Income	$4,486,224	$14,058,324	$1,117,731	$6,674,956
Interest Income	3,998	238,356	1,633	15,382
Security Lending Income, Net	29,609	33,316	5,100	—
Less: Foreign Taxes Withheld	—	(74,696)	(98,825)	(83,175)
Total Investment Income	4,519,831	14,255,300	1,025,639	6,607,163
Expenses:
Supervision and Administration Fees(1)	338,637	1,447,475	112,974	557,129
Custodian Fees(2)	627	3,162	3,086	907
Total Expenses	339,264	1,450,637	116,060	558,036
Net Investment Income	4,180,567	12,804,663	909,579	6,049,127
Net Realized Gain (Loss) on:
Investments(3)	(6,218,123)	57,687,348	(413,758)	(279,731)
Affiliated Investments	—	990,424	—	—
Futures Contracts	—	—	(11,612)	(73,440)
Foreign Currency Transactions	—	—	(18,669)	(12,506)
Foreign Capital Gains Tax	—	—	3,720	—
Net Realized Gain (Loss)	(6,218,123)	58,677,772	(440,319)	(365,677)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,942,409)	(72,630,038)	2,944,962	(6,326,431)
Affiliated Investments	—	1,876,255	—	—
Futures Contracts	—	—	17,773	104,843
Foreign Capital Gains Tax on Appreciated Securities	—	—	13,344	—
Foreign Currency Translations	—	—	(9,975)	12,682
Net Change in Unrealized Appreciation (Depreciation)	(5,942,409)	(70,753,783)	2,966,104	(6,208,906)
Net Realized and Unrealized Gain (Loss)	(12,160,532)	(12,076,011)	2,525,785	(6,574,583)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,979,965)	$728,652	$3,435,364	$(525,456)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Investment Income:
Dividend Income	$121,975	$5,956,392	$273,918	$309,383
Interest Income	984	19,839	207	1,249
Security Lending Income, Net	5,453	(56)	—	26,371
Less: Foreign Taxes Withheld	(22,378)	(1,226)	(30,900)	(1,894)
Total Investment Income	106,034	5,974,949	243,225	335,109
Expenses:
Supervision and Administration Fees(1)	88,498	1,320,132	24,586	167,105
Custodian Fees(2)	150	411	24	26
Total Expenses	88,648	1,320,543	24,610	167,131
Net Investment Income	17,386	4,654,406	218,615	167,978
Net Realized Gain (Loss) on:
Investments(3)	(3,679,569)	43,428,124	(33,934)	2,006,566
Foreign Currency Transactions	(19,909)	—	(1,268)	(621)
Net Realized Gain (Loss)	(3,699,478)	43,428,124	(35,202)	2,005,945
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	473,103	(59,793,302)	1,213,892	119,809
Foreign Currency Translations	10,514	—	6,616	—
Net Change in Unrealized Appreciation (Depreciation)	483,617	(59,793,302)	1,220,508	119,809
Net Realized and Unrealized Gain (Loss)	(3,215,861)	(16,365,178)	1,185,306	2,125,754
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,198,475)	$(11,710,772)	$1,403,921	$2,293,732

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Investment Income:
Dividend Income	$282,029	$11,681	$7,500	$13,240
Interest Income	399	53	149	401
Less: Foreign Taxes Withheld	(29,020)	(24)	(16)	(4)
Total Investment Income	253,408	11,710	7,633	13,637
Expenses:
Supervision and Administration Fees(1)	30,143	3,727	2,429	2,558
Custodian Fees(2)	8	—	—	1
Total Expenses	30,151	3,727	2,429	2,559
Net Investment Income	223,257	7,983	5,204	11,078
Net Realized Gain (Loss) on:
Investments(3)	(200,540)	239,626	28,675	218,728
Purchased Options	—	(67,230)	267	(34,220)
Written Options	—	—	(8,956)	25
Foreign Currency Transactions	(822)	—	—	—
Net Realized Gain (Loss)	(201,362)	172,396	19,986	184,533
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,127,092	(340,723)	(77,041)	(193,303)
Purchased Options	—	2,770	26,089	(2,833)
Written Options	—	—	15,143	—
Foreign Currency Translations	5,128	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	1,132,220	(337,953)	(35,809)	(196,136)
Net Realized and Unrealized Gain (Loss)	930,858	(165,557)	(15,823)	(11,603)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,154,115	$(157,574)	$(10,619)	$(525)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF	Global X U.S. Electrification ETF (1)
Investment Income:
Dividend Income	$19,160	$25,801	$8,055,582	$448,937
Interest Income	267	197	37,893	669
Security Lending Income, Net	—	—	398,146	—
Less: Foreign Taxes Withheld	(8)	(1,503)	(32,648)	—
Total Investment Income	19,419	24,495	8,458,973	449,606
Expenses:
Supervision and Administration Fees(2)	3,585	14,393	594,299	97,635
Custodian Fees(3)	40	20	2,406	—
Total Expenses	3,625	14,413	596,705	97,635
Net Investment Income	15,794	10,082	7,862,268	351,971
Net Realized Gain (Loss) on:
Investments(4)	599,866	(290,766)	15,042,394	869,685
Affiliated Investments	—	—	26,857	—
Purchased Options	(191,677)	—	—	—
Written Options	(1,315)	—	—	—
Futures Contracts	—	—	(1,205,799)	—
Foreign Currency Transactions	—	(156)	—	—
Net Realized Gain (Loss)	406,874	(290,922)	13,863,452	869,685
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(532,679)	(264,707)	(178,673,448)	(1,489,718)
Affiliated Investments	—	—	(1,123,246)	—
Purchased Options	8,872	—	—	—
Written Options	2,838	—	—	—
Futures Contracts	—	—	145,888	—
Foreign Currency Translations	—	208	—	—
Net Change in Unrealized Appreciation (Depreciation)	(520,969)	(264,499)	(179,650,806)	(1,489,718)
Net Realized and Unrealized Gain (Loss)	(114,095)	(555,421)	(165,787,354)	(620,033)
Net Decrease in Net Assets Resulting from Operations	$(98,301)	$(545,339)	$(157,925,086)	$(268,062)

(1)	The Fund commenced operations on December 17, 2024.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2025 (Unaudited)

	Global X S&P 500 U.S. Market Leaders Top 50 ETF (1)	Global X S&P 500 U.S. Revenue Leaders ETF (1)
Investment Income:
Dividend Income	$365	$617
Total Investment Income	365	617
Expenses:
Supervision and Administration Fees(2)	276	181
Total Expenses	276	181
Net Investment Income	89	436
Net Realized Gain (Loss) on:
Investments(3)	(8)	(19)
Net Realized Gain (Loss)	(8)	(19)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	41,648	77,349
Net Change in Unrealized Appreciation (Depreciation)	41,648	77,349
Net Realized and Unrealized Gain (Loss)	41,640	77,330
Net Increase in Net Assets Resulting from Operations	$41,729	$77,766

(1)	The Fund commenced operations on April 15, 2025.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X SuperDividend® ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,767,967	$13,201,905	$33,357,834	$70,922,725
Net Realized Gain (Loss)	(62,950,285)	(193,462,841)	1,944,033	(23,014,955)
Net Change in Unrealized Appreciation (Depreciation)	(97,940,419)	39,536,654	(33,570,503)	92,087,615
Net Increase (Decrease) in Net Assets Resulting from Operations	(159,122,737)	(140,724,282)	1,731,364	139,995,385
Distributions:	(3,436,010)	(22,783,171)	(42,896,031)	(82,970,679)

Capital Share Transactions:
Issued	58,572,369	116,187,325	38,093,412	50,972,077
Redeemed	(338,585,305)	(773,318,360)	—	(18,085,050)
Increase (Decrease) in Net Assets from Capital Share Transactions	(280,012,936)	(657,131,035)	38,093,412	32,887,027
Total Increase (Decrease) in Net Assets	(442,571,683)	(820,638,488)	(3,071,255)	89,911,733

Net Assets:
Beginning of Year/Period	1,275,152,157	2,095,790,645	789,022,363	699,110,630
End of Year/Period	$832,580,474	$1,275,152,157	$785,951,108	$789,022,363

Share Transactions:
Issued	1,510,000	2,480,000	1,820,000	2,340,000
Redeemed	(8,250,000)	(17,400,000)	—	(800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,740,000)	(14,920,000)	1,820,000	1,540,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Guru® Index ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$158,056	$149,265	$6,248	$163,569
Net Realized Gain (Loss)	331,033	(11,464,854)	5,239,911	8,196,765
Net Change in Unrealized Appreciation (Depreciation)	3,813,717	39,129,234	(4,881,539)	7,367,835
Net Increase in Net Assets Resulting from Operations	4,302,806	27,813,645	364,620	15,728,169
Distributions:	—	(378,226)	(70,127)	(217,907)
Return of Capital:	—	(173,861)	—	—

Capital Share Transactions:
Issued	929,953	16,870,837	19,694,101	29,444,581
Redeemed	(10,023,133)	(65,429,755)	(21,295,046)	(41,717,193)
Decrease in Net Assets from Capital Share Transactions	(9,093,180)	(48,558,918)	(1,600,945)	(12,272,612)
Total Increase (Decrease) in Net Assets	(4,790,374)	(21,297,360)	(1,306,452)	3,237,650

Net Assets:
Beginning of Year/Period	119,099,636	140,396,996	44,994,898	41,757,248
End of Year/Period	$114,309,262	$119,099,636	$43,688,446	$44,994,898

Share Transactions:
Issued	20,000	410,000	380,000	720,000
Redeemed	(230,000)	(1,610,000)	(410,000)	(1,010,000)
Net Decrease in Shares Outstanding from Share Transactions	(210,000)	(1,200,000)	(30,000)	(290,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X SuperDividend® U.S. ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$4,180,567	$9,404,477	$12,804,663	$26,362,252
Net Realized Gain (Loss)	(6,218,123)	1,863,914	58,677,772	(14,393,928)
Net Change in Unrealized Appreciation (Depreciation)	(5,942,409)	23,040,899	(70,753,783)	130,700,573
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,979,965)	34,309,290	728,652	142,668,897
Distributions:	(4,939,687)	(9,677,017)	(19,366,033)	(38,896,520)

Capital Share Transactions:
Issued	—	51,586,318	297,942,672	52,943,209
Redeemed	(7,219,565)	(82,999,264)	(285,619,026)	(102,780,324)
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,219,565)	(31,412,946)	12,323,646	(49,837,115)
Total Increase (Decrease) in Net Assets	(20,139,217)	(6,780,673)	(6,313,735)	53,935,262

Net Assets:
Beginning of Year/Period	150,709,426	157,490,099	644,834,762	590,899,500
End of Year/Period	$130,570,209	$150,709,426	$638,521,027	$644,834,762

Share Transactions:
Issued	—	5,240,000	15,710,000	2,990,000
Redeemed	(780,000)	(8,710,000)	(15,060,000)	(5,950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(780,000)	(3,470,000)	650,000	(2,960,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$909,579	$2,903,259	$6,049,127	$13,198,901
Net Realized Gain (Loss)	(440,319)	2,196,556	(365,677)	(42,571,639)
Net Change in Unrealized Appreciation (Depreciation)	2,966,104	2,101,831	(6,208,906)	78,531,466
Net Increase (Decrease) in Net Assets Resulting from Operations	3,435,364	7,201,646	(525,456)	49,158,728
Distributions:	(1,174,166)	(3,099,999)	(8,585,083)	(14,475,897)
Return of Capital:	—	—	—	(3,572,605)

Capital Share Transactions:
Issued	252,407	285,437	37	9,329,225
Redeemed	(1,933,757)	(9,727,461)	(30,476,066)	(37,516,690)
Decrease in Net Assets from Capital Share Transactions	(1,681,350)	(9,442,024)	(30,476,029)	(28,187,465)
Total Increase (Decrease) in Net Assets	579,848	(5,340,377)	(39,586,568)	2,922,761

Net Assets:
Beginning of Year/Period	36,233,524	41,573,901	220,575,873	217,653,112
End of Year/Period	$36,813,372	$36,233,524	$180,989,305	$220,575,873

Share Transactions:
Issued	10,000	10,000	—	460,000
Redeemed	(80,000)	(390,000)	(1,520,000)	(1,820,000)
Net Decrease in Shares Outstanding from Share Transactions	(70,000)	(380,000)	(1,520,000)	(1,360,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$17,386	$488,950	$4,654,406	$9,272,247
Net Realized Gain (Loss)	(3,699,478)	(8,622,481)	43,428,124	44,965,062
Net Change in Unrealized Appreciation (Depreciation)	483,617	11,460,523	(59,793,302)	192,334,216
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,198,475)	3,326,992	(11,710,772)	246,571,525
Distributions:	(201,615)	(604,064)	(5,542,876)	(8,941,586)

Capital Share Transactions:
Issued	6,305	—	81,998,744	101,654,644
Redeemed	(7,950,053)	(12,538,188)	(94,600,772)	(111,563,065)
Decrease in Net Assets from Capital Share Transactions	(7,943,748)	(12,538,188)	(12,602,028)	(9,908,421)
Total Increase (Decrease) in Net Assets	(11,343,838)	(9,815,260)	(29,855,676)	227,721,518

Net Assets:
Beginning of Year/Period	33,981,427	43,796,687	899,518,711	671,797,193
End of Year/Period	$22,637,589	$33,981,427	$869,663,035	$899,518,711

Share Transactions:
Issued	—	—	1,190,000	1,590,000
Redeemed	(930,000)	(1,220,000)	(1,350,000)	(1,700,000)
Net Decrease in Shares Outstanding from Share Transactions	(930,000)	(1,220,000)	(160,000)	(110,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X E-commerce ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$218,615	$636,302	$167,978	$175,004
Net Realized Gain (Loss)	(35,202)	495,445	2,005,945	(7,253,175)
Net Change in Unrealized Appreciation (Depreciation)	1,220,508	993,082	119,809	37,703,762
Net Increase in Net Assets Resulting from Operations	1,403,921	2,124,829	2,293,732	30,625,591
Distributions:	(317,088)	(677,906)	(18,295)	(154,261)

Capital Share Transactions:
Issued	2,074,603	4,727,233	23,450,730	2,421,200
Redeemed	(2,323,428)	(5,425,057)	(15,961,566)	(38,729,592)
Increase (Decrease) in Net Assets from Capital Share Transactions	(248,825)	(697,824)	7,489,164	(36,308,392)
Total Increase (Decrease) in Net Assets	838,008	749,099	9,764,601	(5,837,062)

Net Assets:
Beginning of Year/Period	10,831,075	10,081,976	56,231,483	62,068,545
End of Year/Period	$11,669,083	$10,831,075	$65,996,084	$56,231,483

Share Transactions:
Issued	130,000	320,000	830,000	100,000
Redeemed	(160,000)	(380,000)	(570,000)	(1,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	(60,000)	260,000	(1,550,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P Catholic Values Developed ex-U.S. ETF		Global X NASDAQ 100® Tail Risk ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$223,257	$344,498	$7,983	$13,732
Net Realized Gain (Loss)	(201,362)	1,812,411	172,396	(38,472)
Net Change in Unrealized Appreciation (Depreciation)	1,132,220	1,187,452	(337,953)	553,452
Net Increase (Decrease) in Net Assets Resulting from Operations	1,154,115	3,344,361	(157,574)	528,712
Distributions:	(164,744)	(400,397)	(8,574)	(10,896)

Capital Share Transactions:
Issued	8,880,747	4,720,088	633,891	1,328,808
Redeemed	—	(9,419,485)	(859,390)	(501,847)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,880,747	(4,699,397)	(225,499)	826,961
Total Increase (Decrease) in Net Assets	9,870,118	(1,755,433)	(391,647)	1,344,777

Net Assets:
Beginning of Year/Period	12,729,182	14,484,615	2,707,146	1,362,369
End of Year/Period	$22,599,300	$12,729,182	$2,315,499	$2,707,146

Share Transactions:
Issued	280,000	150,000	20,000	50,000
Redeemed	—	(300,000)	(30,000)	(20,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	280,000	(150,000)	(10,000)	30,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Collar 95-110 ETF		Global X S&P 500® Tail Risk ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$5,204	$13,750	$11,078	$32,789
Net Realized Gain (Loss)	19,986	9,497	184,533	133,289
Net Change in Unrealized Appreciation (Depreciation)	(35,809)	505,587	(196,136)	641,746
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,619)	528,834	(525)	807,824
Distributions:	(151,012)	(13,700)	(444,166)	(32,910)

Capital Share Transactions:
Issued	576,640	—	254,448	295,892
Redeemed	—	(823,650)	(568,465)	(922,471)
Increase (Decrease) in Net Assets from Capital Share Transactions	576,640	(823,650)	(314,017)	(626,579)
Total Increase (Decrease) in Net Assets	415,009	(308,516)	(758,708)	148,335

Net Assets:
Beginning of Year/Period	1,803,518	2,112,034	2,571,683	2,423,348
End of Year/Period	$2,218,527	$1,803,518	$1,812,975	$2,571,683

Share Transactions:
Issued	20,000	—	10,000	10,000
Redeemed	—	(30,000)	(20,000)	(30,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	20,000	(30,000)	(10,000)	(20,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Collar 95-110 ETF		Global X Disruptive Materials ETF
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$15,794	$27,493	$10,082	$51,129
Net Realized Gain (Loss)	406,874	89,516	(290,922)	(872,431)
Net Change in Unrealized Appreciation (Depreciation)	(520,969)	515,442	(264,499)	1,720,719
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,301)	632,451	(545,339)	899,417
Distributions:	(302,139)	(28,907)	(32,282)	(77,577)

Capital Share Transactions:
Issued	6,705,702	—	958	564,782
Redeemed	(5,349,211)	(906,822)	(2,254,700)	(3,105,834)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,356,491	(906,822)	(2,253,742)	(2,541,052)
Total Increase (Decrease) in Net Assets	956,051	(303,278)	(2,831,363)	(1,719,212)

Net Assets:
Beginning of Year/Period	1,917,885	2,221,163	5,964,635	7,683,847
End of Year/Period	$2,873,936	$1,917,885	$3,133,272	$5,964,635

Share Transactions:
Issued	250,000	—	—	40,000
Redeemed	(200,000)	(30,000)	(150,000)	(210,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(30,000)	(150,000)	(170,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 ETF		Global X U.S. Electrification ETF
	Period Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024(1)	Period Ended April 30, 2025(2) (Unaudited)
Operations:
Net Investment Income	$7,862,268	$7,284,552	$351,971
Net Realized Gain (Loss)	13,863,452	27,727,352	869,685
Net Change in Unrealized Appreciation (Depreciation)	(179,650,806)	96,797,313	(1,489,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	(157,925,086)	131,809,217	(268,062)
Distributions:	(12,184,524)	(5,855,188)	(325,400)

Capital Share Transactions:
Issued	225,537,350	1,614,350,981	91,239,744
Redeemed	(74,526,963)	(305,364,902)	(32,560,689)
Increase in Net Assets from Capital Share Transactions	151,010,387	1,308,986,079	58,679,055
Total Increase (Decrease) in Net Assets	(19,099,223)	1,434,940,108	58,085,593

Net Assets:
Beginning of Period	1,434,940,108	—	—
End of Period	$1,415,840,885	$1,434,940,108	$58,085,593

Share Transactions:
Issued	2,670,001	20,380,000	3,670,000
Redeemed	(910,001)	(3,650,000)	(1,330,000)
Net Increase in Shares Outstanding from Share Transactions	1,760,000	16,730,000	2,340,000

(1)	The Fund commenced operations on June 4, 2024.
(2)	The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500 U.S. Market Leaders Top 50 ETF	Global X S&P 500 U.S. Revenue Leaders ETF
	Period Ended April 30, 2025(1) (Unaudited)	Period Ended April 30, 2025(1) (Unaudited)
Operations:
Net Investment Income	$89	$436
Net Realized Gain (Loss)	(8)	(19)
Net Change in Unrealized Appreciation (Depreciation)	41,648	77,349
Net Increase in Net Assets Resulting from Operations	41,729	77,766

Capital Share Transactions:
Issued	2,515,001	2,491,001
Increase in Net Assets from Capital Share Transactions	2,515,001	2,491,001
Total Increase in Net Assets	2,556,730	2,568,767

Net Assets:
Beginning of Period	—	—
End of Period	$2,556,730	$2,568,767

Share Transactions:
Issued	100,000	100,000

Net Increase in Shares Outstanding from Share Transactions	100,000	100,000

(1)	The Fund commenced operations on April 15, 2025.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Lithium & Battery Tech ETF
2025 (Unaudited)§	43.42	0.07	(6.56)	(6.49)	(0.13)	—	—
2024	47.33	0.37	(3.67)	(3.30)	(0.61)	—	—
2023	67.13	0.58	(19.66)	(19.08)	(0.72)	—	—
2022	91.07	0.26	(23.99)	(23.73)	(0.21)	—	—
2021	42.86	0.12	48.21	48.33	(0.12)	—	—
2020	25.04	0.40	17.86	18.26	(0.44)	—	—
Global X SuperDividend® ETF
2025 (Unaudited)§	21.99	0.91	(0.88)	0.03	(1.17)	—	—
2024	20.36	2.03	1.98	4.01	(2.38)	—	—
2023(1)	23.05	2.11	(2.02)	0.09	(2.22)	—	(0.56)
2022(1)	39.03	2.31	(14.68)	(12.37)	(2.65)	—	(0.96)
2021(1)	31.83	2.82	7.38	10.20	(3.00)	—	—
2020(1)	51.75	2.58	(19.02)	(16.44)	(3.12)	—	(0.36)
Global X Social Media ETF
2025 (Unaudited)§	41.94	0.06	1.46	1.52	—	—	—
2024	34.75	0.04	7.31	7.35	(0.11)	—	(0.05)
2023	24.88	0.19	9.87	10.06	(0.19)	—	—
2022	61.26	0.03	(36.29)	(36.26)	—	—	(0.12)
2021	51.95	(0.31)	9.62	9.31	—	—	—
2020	31.92	(0.11)	20.14	20.03	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.13)	36.80	(14.98)	832,580	0.75	†	0.34	†	13.61
(0.61)	43.42	(7.04)	1,275,152	0.75		0.84		22.87
(0.72)	47.33	(28.63)	2,095,791	0.75		0.92		19.76
(0.21)	67.13	(26.10)	3,899,509	0.75		0.33		38.73
(0.12)	91.07	112.89	5,375,399	0.75		0.17		39.09
(0.44)	42.86	73.82	868,894	0.75		1.30		65.14

(1.17)	20.85	0.22	785,951	0.58	†	8.74	†	43.36
(2.38)	21.99	20.42	789,022	0.58		9.23		92.54
(2.78)	20.36	(0.31)	699,111	0.58		9.18		91.59
(3.61)	23.05	(33.80)	676,279	0.61		7.39		91.10
(3.00)	39.03	32.21	930,431	0.58		6.98		82.37
(3.48)	31.83	(32.80)	626,871	0.59		6.62		124.55

—	43.46	3.62	114,309	0.65	†	0.27	†	5.58
(0.16)	41.94	21.15	119,100	0.65		0.10		16.85
(0.19)	34.75	40.40	140,397	0.65		0.53		29.09
(0.12)	24.88	(59.24)	103,245	0.65		0.06		21.59
—	61.26	17.94	401,893	0.65		(0.48)		30.89
—	51.95	62.75	225,999	0.65		(0.28)		19.23

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Guru® Index ETF
2025 (Unaudited)§	48.38	0.01	0.23	0.24	(0.08)	—	—
2024	34.23	0.16	14.18	14.34	(0.19)	—	—
2023	33.48	0.12	0.75	0.87	(0.11)	—	(0.01)
2022	50.24	0.01	(16.72)	(16.71)	(0.01)	—	(0.04)
2021	37.31	0.69	13.14	13.83	(0.90)	—	—
2020	34.02	0.33	3.32	3.65	(0.34)	—	(0.02)
Global X SuperIncome™ Preferred ETF
2025 (Unaudited)§	9.59	0.27	(0.80)	(0.53)	(0.32)	—	—
2024	8.21	0.55	1.39	1.94	(0.56)	—	—
2023	9.67	0.60	(1.44)	(0.84)	(0.62)	—	—
2022	11.94	0.54	(2.13)	(1.59)	(0.65)	—	(0.03)
2021	11.12	0.61	0.89	1.50	(0.68)	—	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—	(0.03)
Global X SuperDividend® U.S. ETF
2025 (Unaudited)§	18.50	0.36	(0.33)	0.03	(0.55)	—	—
2024	15.62	0.74	3.23	3.97	(1.09)	—	—
2023	19.18	0.69	(3.02)	(2.33)	(0.90)	—	(0.33)
2022	20.13	0.67	(0.41)	0.26	(0.81)	—	(0.40)
2021	14.99	0.65	5.59	6.24	(0.99)	—	(0.11)
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—	(0.38)

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.08)	48.54	0.48	43,688	0.75	†	0.03	†	58.07
(0.19)	48.38	41.98	44,995	0.75		0.37		100.83
(0.12)	34.23	2.58	41,757	0.75		0.35		100.70
(0.05)	33.48	(33.28)	46,535	0.75		0.02		111.39
(0.90)	50.24	37.43	75,856	0.75		1.47		121.91
(0.36)	37.31	10.84	55,961	0.75		0.96		124.90

(0.32)	8.74	(5.68)	130,570	0.48	†	5.94	†	48.84
(0.56)	9.59	24.16	150,709	0.48		5.93		63.31
(0.62)	8.21	(9.26)	157,490	0.53		6.47		109.60
(0.68)	9.67	(13.81)	195,159	0.58		5.04		39.39
(0.68)	11.94	13.71	234,953	0.58		5.13		98.47
(0.68)	11.12	0.81	184,015	0.58		5.47		67.65

(0.55)	17.98	0.14	638,521	0.45	†	3.99	†	27.69
(1.09)	18.50	26.21	644,835	0.45		4.28		53.21
(1.23)	15.62	(12.60)	590,900	0.45		3.91		63.24
(1.21)	19.18	1.16	683,864	0.45		3.34		38.51
(1.10)	20.13	42.53	669,734	0.45		3.41		60.53
(1.52)	14.99	(30.12)	412,110	0.45		3.50		93.44

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI SuperDividend® Emerging Markets ETF
2025 (Unaudited)§	24.66	0.65	1.84	2.49	(0.84)	—	—
2024	22.48	1.70	2.28	3.98	(1.80)	—	—
2023(1)	21.36	1.95	1.00	2.95	(1.83)	—	—
2022(1)	33.78	1.67	(11.44)	(9.77)	(2.19)	—	(0.46)
2021(1)	28.59	3.06	4.35	7.41	(2.22)	—	—
2020(1)	38.85	1.65	(9.51)	(7.86)	(1.98)	—	(0.42)
Global X SuperDividend® REIT ETF
2025 (Unaudited)§	21.42	0.64	(0.54)	0.10	(0.90)	—	—
2024	18.67	1.22	3.20	4.42	(1.34)	—	(0.33)
2023(1)	21.65	1.28	(2.60)	(1.32)	(1.10)	—	(0.56)
2022(1)	29.46	1.13	(7.14)	(6.01)	(1.10)	—	(0.70)
2021(1)	22.68	1.14	7.50	8.64	(1.23)	—	(0.63)
2020(1)	45.99	1.68	(22.23)	(20.55)	(2.58)	—	(0.18)
Global X Renewable Energy Producers ETF
2025 (Unaudited)§	9.74	0.01	(0.85)	(0.84)	(0.06)	—	—
2024	9.30	0.12	0.47	0.59	(0.15)	—	—
2023	13.05	0.15	(3.76)	(3.61)	(0.14)	—	—
2022	16.82	0.15	(3.76)	(3.61)	(0.16)	—	—
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)	—
2020	13.79	0.41	1.13	1.54	(0.46)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 9 in the Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.84)	26.31	10.32	36,813	0.67	†	5.23	†	27.45
(1.80)	24.66	17.80	36,234	0.66		6.70		88.93
(1.83)	22.48	13.77	41,574	0.68		8.22		87.06
(2.65)	21.36	(30.80)	39,168	0.67		5.88		101.78
(2.22)	33.78	25.83	62,696	0.72		8.59		102.27
(2.40)	28.59	(21.01)	20,007	0.67		5.04		93.04

(0.90)	20.62	0.52	180,989	0.58	†	6.29	†	42.42
(1.67)	21.42	24.41	220,576	0.58		5.90		84.50
(1.66)	18.67	(6.97)	217,653	0.59		5.90		92.84
(1.80)	21.65	(21.21)	286,655	0.59		4.36		82.67
(1.86)	29.46	38.84	467,934	0.58		3.99		59.44
(2.76)	22.68	(45.94)	311,625	0.58		5.74		106.23

(0.06)	8.84	(8.60)	22,638	0.65	†	0.13	†	16.53
(0.15)	9.74	6.18	33,981	0.65		1.20		16.51
(0.14)	9.30	(27.93)	43,797	0.65		1.18		12.68
(0.16)	13.05	(21.57)	90,970	0.66		1.01		18.33
(0.33)	16.82	15.37	146,976	0.65		1.39		55.97
(0.46)	14.87	11.39	66,192	0.65		2.89		29.27

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Catholic Values ETF
2025 (Unaudited)§	68.72	0.36	(1.41)	(1.05)	(0.41)	—	—
2024	50.89	0.70	17.80	18.50	(0.67)	—	—
2023	47.19	0.65	3.68	4.33	(0.63)	—	—
2022	57.22	0.61	(9.99)	(9.38)	(0.57)	(0.08)	—
2021	40.32	0.56	16.89	17.45	(0.55)	—	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)	—
Global X MSCI SuperDividend® EAFE ETF
2025 (Unaudited)§	14.84	0.36	1.99	2.35	(0.52)	—	—
2024	12.76	0.87	2.13	3.00	(0.92)	—	—
2023	11.98	0.78	0.92	1.70	(0.92)	—	—
2022	15.62	1.00	(3.70)	(2.70)	(0.94)	—	—
2021	11.44	0.79	4.10	4.89	(0.71)	—	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—	(0.15)
Global X E-commerce ETF
2025 (Unaudited)§	26.65	0.07	1.14	1.21	(0.01)	—	—
2024	16.96	0.06	9.69	9.75	(0.06)	—	—
2023	15.14	—	1.84	1.84	—	—	(0.02)
2022	31.19	0.08	(15.97)	(15.89)	(0.05)	(0.10)	(0.01)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)	—
2020	17.58	0.19	9.05	9.24	(0.03)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.41)	67.26	(1.57)	869,663	0.29	†	1.02	†	3.07
(0.67)	68.72	36.53	899,519	0.29		1.11		8.42
(0.63)	50.89	9.22	671,797	0.29		1.28		6.70
(0.65)	47.19	(16.53)	549,288	0.29		1.17		6.79
(0.55)	57.22	43.54	593,985	0.29		1.09		8.29
(0.57)	40.32	9.89	379,053	0.29		1.51		5.55

(0.52)	16.67	16.40	11,669	0.55	†	4.89	†	10.34
(0.92)	14.84	23.95	10,831	0.55		5.98		64.02
(0.92)	12.76	14.08	10,082	0.56		5.76		37.00
(0.94)	11.98	(18.12)	8,384	0.57		6.89		34.00
(0.71)	15.62	43.05	14,058	0.55		5.12		88.53
(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28

(0.01)	27.85	4.53	65,996	0.50	†	0.50	†	10.85
(0.06)	26.65	57.51	56,231	0.50		0.26		31.04
(0.02)	16.96	12.13	62,069	0.50		(0.02)		26.67
(0.16)	15.14	(51.19)	42,241	0.50		0.34		25.82
(0.26)	31.19	17.39	197,751	0.50		(0.11)		14.64
(0.03)	26.79	52.67	91,083	0.50		0.75		42.01

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2025 (Unaudited)§	31.05	0.40	1.61	2.01	(0.31)	—	—
2024	25.87	0.74	5.44	6.18	(1.00)	—	—
2023	23.30	0.77	2.39	3.16	(0.59)	—	—
2022	32.80	0.77	(9.11)	(8.34)	(0.79)	(0.37)	—
2021	24.98	0.70	7.71	8.41	(0.59)	—	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—	—
Global X NASDAQ 100® Tail Risk ETF
2025 (Unaudited)§	30.08	0.08	(1.12)	(1.04)	(0.10)	—	—
2024	22.71	0.17	7.37	7.54	(0.17)	—	—
2023	19.08	0.07	3.63	3.70	(0.07)	—	—
2022	25.59	0.04	(6.03)	(5.99)	(0.03)	(0.49)	—
2021(2)	25.13	(0.01)	0.47	0.46	—	—	—
Global X NASDAQ 100® Collar 95-110 ETF
2025 (Unaudited)§	30.06	0.08	0.11 ^	0.19	(0.11)	(2.41)	—
2024	23.47	0.18	6.59	6.77	(0.18)	—	—
2023	22.00	0.08	1.46	1.54	(0.07)	—	—
2022	25.78	0.04	(3.38)	(3.34)	(0.02)	(0.42)	—
2021(2)	25.27	(0.01)	0.52	0.51	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
§	For the period ended April 30, 2025.
(1)	The Fund commenced operations on June 22, 2020.
(2)	The Fund commenced operations on August 25, 2021.
(3)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.31)	32.75	6.54	22,599	0.35	†	2.59	†	5.78
(1.00)	31.05	24.02	12,729	0.35		2.44		12.13
(0.59)	25.87	13.45	14,485	0.35		2.80		13.64
(1.16)	23.30	(26.11)	5,592	0.35		2.83		12.83
(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

(0.10)	28.94	(3.50)	2,315	0.25	†	0.54	†	4.86
(0.17)	30.08	33.26	2,707	0.25		0.61		5.84
(0.07)	22.71	19.42	1,362	0.53		0.35		19.43
(0.52)	19.08	(23.90)	1,908	0.61		0.19		13.88
—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

(2.52)	27.73	0.13	2,219	0.25	†	0.54	†	6.48
(0.18)	30.06	28.90	1,804	0.25		0.66		9.99
(0.07)	23.47	7.01	2,112	0.55		0.35		18.56
(0.44)	22.00	(13.19)	3,081	0.62	(3)	0.18		9.89
—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Tail Risk ETF
2025 (Unaudited)§	32.15	0.16	(0.86)	(0.70)	(0.21)	(5.34)	—
2024	24.23	0.35	7.93	8.28	(0.36)	—	—
2023	23.21	0.27	1.00	1.27	(0.25)	—	—
2022	27.72	0.23	(4.00)	(3.77)	(0.16)	(0.58)	—
2021(1)	27.33	0.03	0.36	0.39	—	—	—
Global X S&P 500® Collar 95-110 ETF
2025 (Unaudited)§	31.96	0.15	(0.95)	(0.80)	(0.23)	(4.80)	—
2024	24.68	0.34	7.30	7.64	(0.36)	—	—
2023	24.47	0.28	0.26	0.54	(0.33)	—	—
2022	27.57	0.23	(2.77)	(2.54)	(0.16)	(0.40)	—
2021(1)	27.28	0.03	0.26	0.29	—	—	—
Global X Disruptive Materials ETF
2025 (Unaudited)§	16.12	0.03	(1.82)	(1.79)	(0.09)	—	—
2024	14.23	0.12	1.95	2.07	(0.18)	—	—
2023	18.07	0.34	(3.88)	(3.54)	(0.30)	—	—
2022(3)	23.75	0.45	(5.88)	(5.43)	(0.25)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio to average net assets would have been 0.61%.
(3)	The Fund commenced operations on January 24, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(5.55)	25.90	(3.19)	1,813	0.25	†	1.08	†	1.66
(0.36)	32.15	34.36	2,572	0.25		1.19		3.45
(0.25)	24.23	5.51	2,423	0.54		1.10		2.71
(0.74)	23.21	(13.98)	3,017	0.61		0.92		7.40
—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

(5.03)	26.13	3.43	2,874	0.25	†	1.10	†	22.79
(0.36)	31.96	31.11	1,918	0.25		1.17		3.46
(0.33)	24.68	2.20	2,221	0.55		1.11		3.09
(0.56)	24.47	(9.40)	3,915	0.64	(2)	0.90		8.96
—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

(0.09)	14.24	(11.08)	3,133	0.59	†	0.41	†	15.91
(0.18)	16.12	14.61	5,965	0.59		0.83		22.42
(0.30)	14.23	(19.96)	7,684	0.59		1.84		36.55
(0.25)	18.07	(22.98)	3,433	0.60	†	2.72	†	25.34

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Russell 2000 ETF
2025 (Unaudited)§	85.77	0.45	(8.96)	(8.51)	(0.66)	(0.03)	—
2024 (1)	79.35	0.47	6.30	6.77	(0.35)	—	—
Global X U.S. Electrification ETF
2025 (Unaudited)§(2)	24.64	0.16	0.16	0.32	(0.14)	—	—
Global X S&P 500 U.S. Market Leaders Top 50 ETF
2025 (Unaudited)§(3)	25.15	—	0.42	0.42	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	The Fund commenced operations on June 4, 2024.
(2)	The Fund commenced operations on December 17, 2024.
(3)	The Fund commenced operations on April 15, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(0.69)	76.57	(9.99)	1,415,841	0.08	†	1.06	†	4.37
(0.35)	85.77	8.53	1,434,940	0.08	†	1.36	†	7.75

(0.14)	24.82	1.30	58,086	0.50	†	1.80	†	8.46

—	25.57	1.67	2,557	0.29	†	0.09	†	1.13

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500 U.S. Revenue Leaders ETF
2025 (Unaudited)§(1)	24.91	—	0.78	0.78	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2025.
(1)	The Fund commenced operations on April 15, 2025.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

—	25.69	3.13	2,569	0.19	†	0.46	†	3.22

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2025, the Trust had one hundred six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X MSCI SuperDividend® EAFE ETF, Global X E-commerce ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF, Global X Disruptive Materials ETF, Global X Russell 2000 ETF, Global X U.S. Electrification ETF, Global X S&P 500 U.S. Market Leaders Top 50 ETF and Global X S&P 500 U.S. Revenue Leaders ETF (each a “Fund”, and collectively, the “Funds”).

Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Collar 95-110 ETF, and Global X Russell 2000 ETF) has elected non-diversified status under the 1940 Act.

The Global X U.S. Electrification ETF commenced operations on December 17, 2024.

The Global X S&P 500® U.S. Revenue Leaders ETF and Global X S&P 500® U.S. Market Leaders Top 50 ETF commenced operations on April 15, 2025.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FOREIGN TAXES — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended April 30, 2025, the Global X MSCI SuperDividend® Emerging Markets ETF accrued foreign capital gains tax in the amount of $61,314 as shown on the Statements of Assets and Liabilities.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2025. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Brown Brothers Harriman & Co. (“BBH”) or The Bank of New York Mellon (“BNY Mellon”), as appropriate, in their roles as Custodian to respective Funds (each, a “Custodian” and together, the “Custodians”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRAs”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2025, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

“Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the Fund’s Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Lithium & Battery Tech ETF	10,000	$600	$600
Global X SuperDividend® ETF	10,000	900	900
Global X Social Media ETF	10,000	250	250
Global X Guru® Index ETF	10,000	250	250
Global X SuperIncome™ Preferred ETF	10,000	250	250
Global X SuperDividend® U.S. ETF	10,000	150	150
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	900	900
Global X SuperDividend® REIT ETF	10,000	250	250
Global X Renewable Energy Producers ETF	10,000	400	400
Global X S&P 500® Catholic Values ETF	10,000	1,400	1,400
Global X MSCI SuperDividend® EAFE ETF	10,000	300	300
Global X E-commerce ETF	10,000	250	250
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	2,300	2,300
Global X NASDAQ 100® Tail Risk ETF	10,000	250	250
Global X NASDAQ 100® Collar 95-110 ETF	10,000	300	300
Global X S&P 500® Tail Risk ETF	10,000	800	800
Global X S&P 500® Collar 95-110 ETF	10,000	1,700	1,700
Global X Disruptive Materials ETF	10,000	400	400
Global X Russell 2000 ETF	10,000	2,500	2,500
Global X U.S. Electrification ETF	10,000	250	250
Global X S&P 500® U.S. Revenue Leaders ETF	10,000	500	500
Global X S&P 500® U.S. Market Leaders Top 50 ETF	10,000	250	250

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund for which BBH is Custodian has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund for which BNY Mellon is Custodian has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with their investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Tail Risk ETF and Global X S&P 500® Collar 95-110 ETF may write call and/or put options that correspond to their respective reference index. By writing a call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.

SEGMENT REPORTING – The Funds have adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023- 07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of each Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee

Global X Lithium & Battery Tech ETF	0.75%
Global X SuperDividend® ETF(1)	0.58%
Global X Social Media ETF	0.65%
Global X Guru® Index ETF	0.75%
Global X SuperIncomeTM Preferred ETF	0.48%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF	0.29%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X E-commerce ETF	0.50%
Global X S&P 500® Catholic Values Developed ex-U.S. ETF	0.35%
Global X NASDAQ 100® Tail Risk ETF	0.25%
Global X NASDAQ 100® Collar 95-110 ETF	0.25%
Global X S&P 500® Tail Risk ETF	0.25%
Global X S&P 500® Collar 95-110 ETF	0.25%
Global X Disruptive Materials ETF	0.59%
Global X Russell 2000 ETF	0.08%
Global X U.S. Electrification ETF	0.50%
Global X S&P 500® U.S. Revenue Leaders ETF	0.19%
Global X S&P 500® U.S. Market Leaders Top 50 ETF	0.29%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit expenses for the Global X SuperDividend® ETF to the extent necessary to assure that the operating expenses of the Global X SuperDividend® ETF (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.58% of the average daily net assets of the Global X SuperDividend® ETF per year until at least March 1, 2026.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF and the Global X Russell 2000 ETF. For the Funds for which it serves as Custodian, BBH has agreed to (i) make receipts and disbursements of money on behalf of the Funds; (ii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iii) respond to correspondence from shareholders, security brokers and others relating to its duties; and (iv) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. For the Funds which it serves as transfer agent, BBH has agreed to (i) issue and redeem Shares of each Fund; (ii) make dividend and other distributions to shareholders of each Fund; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

For all Funds other than the Global X Guru® Index ETF, Global X SuperIncome™ Preferred ETF, Global X S&P 500® Catholic Values ETF, Global X NASDAQ 100® Collar 95-110 ETF, Global X S&P 500® Collar 95-110 ETF and the Global X Russell 2000 ETF, BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. As Custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds for which it serves as transfer agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Lithium & Battery Tech ETF	$142,793,179	$261,154,242
Global X SuperDividend® ETF	350,390,534	334,483,694
Global X Social Media ETF	6,553,746	7,633,504
Global X Guru® Index ETF	27,186,004	26,831,165
Global X SuperIncome™ Preferred ETF	69,273,036	70,091,271
Global X SuperDividend® U.S. ETF	183,577,162	188,790,337
Global X MSCI SuperDividend® Emerging Markets ETF	9,613,231	10,833,877
Global X SuperDividend® REIT ETF	82,724,299	84,067,037
Global X Renewable Energy Producers ETF	4,552,663	5,602,854
Global X S&P 500® Catholic Values ETF	28,165,548	28,561,415
Global X MSCI SuperDividend® EAFE ETF	1,057,077	963,155
Global X E-commerce ETF	7,914,035	7,329,137
Global X S&P Catholic Values Developed ex-U.S. ETF	1,224,677	996,363
Global X NASDAQ 100® Tail Risk ETF	142,927	221,945
Global X NASDAQ 100® Collar 95-110 ETF	124,841	263,936
Global X S&P 500® Tail Risk ETF	33,419	501,967
Global X S&P 500® Collar 95-110 ETF	546,269	936,161
Global X Disruptive Materials ETF	773,733	1,578,784
Global X Russell 2000 ETF	65,290,031	68,662,947
Global X U.S. Electrification ETF	4,789,583	4,532,858
Global X S&P 500 U.S. Market Leaders Top 50 ETF	28,852	31,134
Global X S&P 500 U.S. Revenue Leaders ETF	82,635	85,034

During the period ended April 30, 2025, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Lithium & Battery Tech ETF	$26,507,712	$196,646,033	$15,746,354
Global X SuperDividend® ETF	12,712,528	–	–
Global X Social Media ETF	639,830	8,918,679	2,109,096
Global X Guru® Index ETF	19,485,778	21,309,788	6,417,573
Global X SuperIncome™ Preferred ETF	–	7,198,191	231,669
Global X SuperDividend® U.S. ETF	296,390,905	284,023,869	71,471,135
Global X MSCI SuperDividend® Emerging Markets ETF	–	1,077,830	71,731
Global X SuperDividend® REIT ETF	–	30,435,503	419,318
Global X Renewable Energy Producers ETF	–	6,935,485	(2,278,043)
Global X S&P 500® Catholic Values ETF	81,597,600	93,988,268	47,497,804
Global X MSCI SuperDividend® EAFE ETF	1,872,789	2,330,021	144,658
Global X E-commerce ETF	22,866,295	15,857,325	4,401,848
Global X S&P Catholic Values Developed ex-U.S. ETF	8,602,612	–	–
Global X NASDAQ 100® Tail Risk ETF	633,058	850,811	221,958
Global X NASDAQ 100® Collar 95-110 ETF	576,641	–	–
Global X S&P 500® Tail Risk ETF	241,275	557,377	153,688
Global X S&P 500® Collar 95-110 ETF	6,442,304	5,194,960	589,149
Global X Disruptive Materials ETF	–	1,476,113	(29,961)
Global X Russell 2000 ETF	224,586,566	74,027,855	11,598,705
Global X U.S. Electrification ETF	90,981,119	32,615,925	1,248,689
Global X S&P 500 U.S. Market Leaders Top 50 ETF	2,514,801	–	–
Global X S&P 500 U.S. Revenue Leaders ETF	2,490,530	–	–

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statement of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2025.

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X SuperDividend® ETF

Equity contracts	Unrealized appreciation on Futures Contracts	$460,551	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$460,551				$–

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$14,681	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$14,681				$–

Global X SuperDividend® REIT ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$51,397	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$51,397				$–

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	Investments, at value	$25,063	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$25,063				$–

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	Investments, at value	$44,307	**	Equity contracts	Options written, at value	$7,831
Total Derivatives not accounted for as hedging instruments		$44,307				$7,831

Global X S&P 500® Tail Risk ETF
Equity contracts	Investments, at value	$16,698	**	Equity contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$16,698				$–

Global X S&P 500® Collar 95-110 ETF
Equity contracts	Investments, at value	$52,625	**	Equity contracts	Options written, at value	$2,200
Total Derivatives not accounted for as hedging instruments		$52,625				$2,200

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Russell 2000 ETF
Equity contracts	Unrealized appreciation on Futures Contracts	$133,816	*	Equity contracts	Unrealized depreciation on Futures Contracts	$–	*
Total Derivatives not accounted for as hedging instruments		$133,816				$–

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

**Includes purchased options and/or swaptions.

The effect of derivative instruments on the Statements of Operations for the year ended April 30, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options	Written Options	Futures Contracts
Global X SuperDividend® ETF
Equity contracts	$—	$—	$(324,704)

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$(11,612)

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$(73,440)

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$(67,230)	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$267	$(8,956)	$—

Global X S&P 500® Tail Risk ETF
Equity contracts	$(34,220)	$25	$—

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$(191,677)	$(1,315)	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$(1,205,799)

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options	Written Options	Futures
Global X SuperDividend® ETF
Equity contracts	$—	$—	$538,180

Global X MSCI SuperDividend® Emerging Markets ETF
Equity contracts	$—	$—	$17,773

Global X SuperDividend® REIT ETF
Equity contracts	$—	$—	$104,843

Global X NASDAQ 100® Tail Risk ETF
Equity contracts	$2,770	$—	$—

Global X NASDAQ 100® Collar 95-110 ETF
Equity contracts	$26,089	$15,143	$—

Global X S&P 500® Tail Risk ETF
Equity contracts	$(2,833)	$—	$—

Global X S&P 500® Collar 95-110 ETF
Equity contracts	$8,872	$2,838	$—

Global X Russell 2000 ETF
Equity contracts	$—	$—	$145,888

The following table discloses the average monthly balances of the Funds’ Futures activity during the period ended April 30, 2025:

	Average Notional Balance Short	Average Notional Balance Long
Global X SuperDividend® ETF	$-	$6,176,130
Global X MSCI SuperDividend® Emerging Markets ETF	-	134,890
Global X SuperDividend® REIT ETF	-	1,235,373
Global X Russell 2000 ETF	-	3,567,065

The following table discloses the average monthly balances of the Funds’ options activity during the period ended April 30, 2025:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X NASDAQ 100® Tail Risk ETF	$-	$35,062
Global X NASDAQ 100® Collar 95-110 ETF	(19,468)	31,907
Global X S&P 500® Tail Risk ETF	(179)	15,535
Global X S&P 500® Collar 95-110 ETF	(4,797)	33,250

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2024. Accordingly, the disclosures are for informational use by shareholders and are subject to changes attributable to activity through the end of the tax year ending December 31, 2024.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended October 31, 2024 and October 31, 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Lithium & Battery Tech ETF
2024	$22,783,171	$–	$–	$22,783,171
2023	38,976,032	–	–	38,976,032
Global X SuperDividend® ETF
2024	$82,970,679	$–	$–	$82,970,679
2023	71,554,165	–	17,865,200	89,419,365
Global X Social Media ETF
2024	$378,226	$–	$173,861	$552,087
2023	696,865	–	–	696,865
Global X Guru® Index ETF
2024	$217,907	$–	$–	$217,907
2023	140,340	–	13,339	153,679
Global X SuperIncome™ Preferred ETF
2024	$9,677,017	$–	$–	$9,677,017
2023	12,843,440	–	–	12,843,440
Global X SuperDividend® U.S. ETF
2024	$38,896,520	$–	$–	$38,896,520
2023	32,670,182	–	12,029,058	44,699,240
Global X MSCI SuperDividend® Emerging Markets ETF
2024	$3,099,999	$–	$–	$3,099,999
2023	3,319,170	–	–	3,319,170
Global X SuperDividend® REIT ETF
2024	$15,618,158	$–	$3,572,605	$19,190,763
2023	17,667,250	–	6,960,250	24,627,500
Global X Renewable Energy Producers ETF
2024	$604,064	$–	$–	$604,064

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
2023	839,231	–	–	839,231
Global X S&P 500® Catholic Values ETF
2024	$8,941,586	$–	$–	$8,941,586
2023	7,699,184	–	–	7,699,184
Global X MSCI SuperDividend® EAFE ETF
2024	$677,906	$–	$–	$677,906
2023	736,065	–	–	736,065
Global X E-commerce ETF
2024	$154,261	$–	$–	$154,261
2023	–	–	42,666	42,666
Global X S&P Catholic Values Developed ex-U.S. ETF
2024	$400,397	$–	$–	$400,397
2023	253,178	–	–	253,178
Global X NASDAQ 100® Tail Risk ETF
2024	$10,896	$–	$–	$10,896
2023	4,771	–	–	4,771
Global X NASDAQ 100® Collar 95-110 ETF
2024	$13,700	$–	$–	$13,700
2023	8,877	–	–	8,877
Global X S&P 500® Tail Risk ETF
2024	$32,910	$–	$–	$32,910
2023	32,745	–	–	32,745
Global X S&P 500® Collar 95-110 ETF
2024	$28,907	$–	$–	$28,907
2023	40,011	–	–	40,011
Global X Disruptive Materials ETF
2024	$77,577	$–	$–	$77,577
2023	77,885	–	–	77,885
Global X Russell 2000 ETF
2024	$5,855,188	$–	$–	$5,855,188

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

As of October 31, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Lithium & Battery Tech ETF	Global X SuperDividend® ETF	Global X Social Media ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$3,436,019	$888,762	$–	$21,397
Capital Loss Carryforwards	(882,792,076)	(908,065,258)	(120,218,712)	(22,063,459)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(449,560,629)	(58,614,907)	(54,711,040)	4,415,283
Other Temporary Differences	(14)	(18)	–	(8)
Total Accumulated Losses	$(1,328,916,700)	$(965,791,421)	$(174,929,752)	$(17,626,787)

	Global X SuperIncome™ Preferred ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)
Undistributed Ordinary Income	$921,559	$3,070,672	$18,968	$–
Capital Loss Carryforwards	(110,398,997)	(225,863,294)	(28,311,077)	(256,944,305)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	2,243,648	63,708,666	(3,491,210)	(24,941,511)
Other Temporary Differences	5	12	2	(1,501,395)
Total Accumulated Losses	$(107,233,785)	$(159,083,944)	$(31,783,317)	$(283,387,211)

	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X MSCI SuperDividend® EAFE ETF	Global X E-commerce ETF
Undistributed Ordinary Income	$139,064	$3,660,940	$92,194	$8,059
Capital Loss Carryforwards	(15,933,993)	(10,138,232)	(2,474,979)	(38,416,541)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(28,691,600)	254,756,142	(188,218)	(8,273,857)
Other Temporary Differences	(2)	2	(5)	(1)
Total Distributable Earnings (Accumulated Losses)	$(44,486,531)	$248,278,852	$(2,571,008)	$(46,682,340)

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

	Global X S&P Catholic Values Developed ex- U.S. ETF	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Collar 95-110 ETF	Global X S&P 500® Tail Risk ETF
Undistributed Ordinary Income	$135,295	$5,302	$148,262	$438,647
Capital Loss Carryforwards	(402,429)	(17,798)	–	–
Unrealized Appreciation on Investments and Foreign Currency	330,607	–	–	–
Other Temporary Differences	(1)	–	1	(1)
Total Distributable Earnings (Accumulated Losses)	$63,472	$(12,496)	$148,263	$438,646

	Global X S&P 500® Collar 95- 110 ETF	Global X Disruptive Materials ETF	Global X Russell 2000 ETF
Undistributed Ordinary Income	$298,046	$32,282	$4,795,651
Capital Loss Carryforwards	–	(1,787,121)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	(966,772)	93,047,902
Other Temporary Differences	–	(2)	(1)
Total Distributable Earnings (Accumulated Losses)	$298,046	$(2,721,613)	$97,843,552

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2025 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Lithium & Battery Tech ETF	$1,275,313,690	$75,833,470	$(487,988,385)	$(412,154,915)
Global X SuperDividend® ETF	898,205,349	45,317,841	(120,789,856)	(75,472,015)
Global X Social Media ETF	156,017,730	15,847,552	(55,276,193)	(39,428,641)
Global X Guru® Index ETF	44,409,815	2,664,670	(2,730,535)	(65,865)
Global X SuperIncome™ Preferred ETF	133,722,493	2,296,041	(5,466,885)	(3,170,844)
Global X SuperDividend® U.S. ETF	642,617,002	73,308,828	(68,685,794)	4,623,034
Global X MSCI SuperDividend® Emerging Markets ETF	36,969,819	6,144,717	(6,569,738)	(425,021)
Global X SuperDividend® REIT ETF	180,277,929	7,750,171	(8,394,319)	(644,148)

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Renewable Energy Producers ETF	$50,658,043	$760,159	$(28,095,804)	$(27,335,645)
Global X S&P 500® Catholic Values ETF	665,465,237	239,622,560	(35,899,034)	203,723,526
Global X MSCI SuperDividend® EAFE ETF	10,397,004	1,598,030	(484,041)	1,113,989
Global X E-commerce ETF	73,491,721	11,309,258	(16,075,508)	(4,766,250)
Global X S&P Catholic Values Developed ex-U.S. ETF	20,873,344	2,648,816	(1,076,744)	1,572,072
Global X NASDAQ 100® Tail Risk ETF	2,234,385	260,691	(182,440)	78,251
Global X NASDAQ 100® Collar 95-110 ETF	1,938,558	425,954	(140,142)	285,812
Global X S&P 500® Tail Risk ETF	1,516,523	417,520	(123,757)	293,763
Global X S&P 500® Collar 95-110 ETF	3,022,966	74,956	(225,373)	(150,417)
Global X Disruptive Materials ETF	4,161,675	82,699	(1,122,091)	(1,039,392)
Global X Russell 2000 ETF	1,522,373,734	144,450,306	(227,437,615)	(82,987,309)
Global X U.S. Electrification ETF	59,491,604	2,346,820	(3,836,538)	(1,489,718)
Global X S&P 500 U.S. Market Leaders Top 50 ETF	2,512,512	91,397	(49,749)	41,648
Global X S&P 500 U.S. Revenue Leaders ETF	2,488,111	102,473	(25,124)	77,349

7. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Except for the Global X Russell 2000 ETF, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Global X Lithium & Battery Tech ETF, Global X SuperDividend® ETF, Global X Social Media ETF, Global X Guru® Index ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X Renewable Energy Producers ETF, and Global X E-commerce ETF, are held by BNY Mellon and are designated as being held on each Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2025.

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Lithium & Battery Tech ETF	$39,949,292	$33,909,830	$6,039,462	$—
Global X SuperDividend® ETF	45,628,773	41,687,114	3,941,659	—
Global X Social Media ETF	6,555,102	2,602,104	3,952,998	—
Global X Guru® Index ETF	664,260	664,260	—	—
Global X SuperIncome™ Preferred ETF	519,058	519,058	—	—
Global X SuperDividend® U.S. ETF	10,448,983	10,448,983	—	—
Global X MSCI SuperDividend® Emerging Markets ETF	333,024	155,663	177,361	—
Global X Renewable Energy Producers ETF	968,833	699,021	269,812	—
Global X E-commerce ETF	2,620,949	2,620,949	—	—
Global X Russell 2000 ETF	24,957,243	24,957,243	—	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2025 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Lithium & Battery Tech ETF
Repurchase Agreements	$36,823,840	$—	$—	$—	$36,823,840
U.S. Government Securities	—	232,314	270,411	5,536,737	6,039,462
Total	$36,823,840	$232,314	$270,411	$5,536,737	$42,863,302
Global X SuperDividend® ETF
Repurchase Agreements	$45,442,270	$—	$—	$—	$45,442,270
U.S. Government Securities	—	1,777	191,577	3,748,305	3,941,659
Total	$45,442,270	$1,777	$191,577	$3,748,305	$49,383,929

Notes to Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Social Media ETF
Repurchase Agreements	$2,719,064	$—	$—	$—	$2,719,064
U.S. Government Securities	—	—	133,347	3,819,651	3,952,998
Total	$2,719,064	$—	$133,347	$3,819,651	$6,672,062
Global X Guru® Index ETF
Repurchase Agreements	$387,999	$—	$—	$—	$387,999
Total	$387,999	$—	$—	$—	$387,999
Global X SuperIncome™ Preferred ETF
Repurchase Agreements	$317,548	$—	$—	$—	$317,548
Total	$317,548	$—	$—	$—	$317,548
Global X SuperDividend® U.S. ETF
Repurchase Agreements	$10,619,919	$—	$—	$—	$10,619,919
Total	$10,619,919	$—	$—	$—	$10,619,919
Global X MSCI SuperDividend® Emerging Markets ETF
Repurchase Agreements	$166,154	$—	$—	$—	$166,154
U.S. Government Securities	—	—	23,973	153,388	177,361
Total	$166,154	$—	$23,973	$153,388	$343,515
Global X Renewable Energy Producers ETF
Repurchase Agreements	$763,376	$—	$—	$—	$763,376
U.S. Government Securities	—	—	6,734	278,580	285,314
Total	$763,376	$—	$6,734	$278,580	$1,048,690
Global X E-commerce ETF
Repurchase Agreements	$2,793,841	$—	$—	$—	$2,793,841
Total	$2,793,841	$—	$—	$—	$2,793,841
Global X Russell 2000 ETF
Repurchase Agreements	$10,858,895	$—	$—	$—	$10,858,895
Total	$10,858,895	$—	$—	$—	$10,858,895

9. REVERSE STOCK SPLIT

The Board of the Trust approved a reverse share split of one to three (1:3) of the issued and outstanding shares of the Global X SuperDividend® ETF, Global X MSCI SuperDividend® Emerging Markets ETF and Global X SuperDividend® REIT ETF, (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding

Notes to Financial Statements (Concluded)

April 30, 2025 (Unaudited)

9. REVERSE STOCK SPLIT (continued)

Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Item 11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)     No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)     No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)     No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)     No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At Board meetings (the “New Fund Board Meetings”) of the Global X Funds (the “Trust”) held on September 18, 2024, with respect to the Global X U.S. Electrification ETF, and January 24, 2025, with respect to the Global X S&P 500 U.S. Revenue Leaders ETF and Global X S&P 500 U.S. Market Leaders Top 50 ETF (each a “New Fund,” and together the “New Funds”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of each New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

At a Board meeting of the Trust held on November 19, 2024 (the “November Board Meeting” and together with the New Fund Board Meetings, the “Board Meetings”), called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund (each a “Renewal Fund” and together, the “Renewal Funds”) included in this Form N-CSR; and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds. With respect to this factor, the Board considered:

—	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

—	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Funds;

—	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;

—	each New Fund’s investment strategies and Global X Management’s experience with such strategies; and

—	the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meetings that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the dates of the respective New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund. With respect to this factor, the Board considered:

—	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and

—	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

quality of the services to be provided, was reasonable and in the best interests of each New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Funds compared to the average and median of each New Fund’s peer group. With respect to the Global X S&P 500 U.S. Market Leaders Top 50 ETF, the Board noted that the New Fund’s proposed Management Fee was 2 basis points higher than the peer group average and 1 basis point higher than the peer group median and its total expenses were expected to be 10 basis points higher than each of the peer group average and median, and that Global X Management believed the proposed fees and expenses were appropriate in light of the New Fund’s approach to screening its underlying index and applying fundamental factors and that they were within the range of the fees and expenses of the comparable funds;

—	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Funds) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive level to make the New Fund viable in the marketplace; and

—	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meetings that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

Economies of Scale

The Board considered the extent to which the economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale. With respect to this factor, the Board considered:

—	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that the New Funds are attractive to investors; and

—	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded at the New Fund Board Meetings that the proposed unitary Management Fee for each New Fund appropriately addressed economies of scale.

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with the New Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Funds.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

—	each Renewal Fund’s investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of each Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark or underlying index (as applicable) for the one-, three-, and five-year or since-inception periods;

—	the tracking error of the Renewal Funds and the performance of each Renewal Fund compared against its underlying index. For Renewal Funds that experienced significant tracking error, the Board considered Global X Management’s explanation for such tracking error, including whether the Renewal Fund uses a replication strategy or a representative sampling strategy to seek investment results that correspond to the underlying index, the frequency with which the Renewal Fund’s underlying index is rebalanced, and whether the Renewal Fund participates in a securities lending program; and.

—	the impact of prevailing market conditions on the performance of each Renewal Fund in light of the Renewal Fund’s investment objective.

With respect to the following Renewal Funds, the Board noted that:

—	the Global X Lithium & Battery Tech ETF had returned negative performance for the one- and three-year periods ending September 30, 2024, but that the Renewal Fund’s performance was positive for the five-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X SuperDividend ETF had returned negative performance for the three-and five-year periods ending September 30, 2024, but that the Renewal Fund outperformed its underlying index during those periods, and that the Renewal Fund’s performance was positive for the one-year period;

—	the Global X Social Media ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X Guru Index ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X SuperIncome Preferred ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one- and five-year periods and that for each of those

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X MSCI SuperDividend Emerging Markets ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one- and five-year periods;

—	the Global X SuperDividend REIT ETF had returned negative performance for the three- and five-year periods ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X Renewable Energy Producers ETF had returned negative performance for the three- and five-year periods ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index;

—	the Global X E-commerce ETF had returned negative performance for the three-year period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one- and five-year periods and that for each of those periods, the Renewal Fund’s performance was in line with its underlying index;

—	the Global X Disruptive Materials ETF had returned negative performance for the since-inception period ending September 30, 2024, but that the Renewal Fund’s performance was positive for the one-year period and that for each of those periods, the Renewal Fund’s performance was in line with that of its underlying index; and

—	the Global X U.S. Electrification ETF had not yet commenced operations, and therefore, meaningful data relating to the investment performance of that Renewal Fund was not available and could not be a factor in approving its Renewal Fund Agreement.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds.

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

With respect to the following Renewal Funds, the Board noted that:

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

—	the Global X Lithium & Battery Tech ETF’s Management Fee and total expenses were 22 basis points higher, respectively, than each of the peer group average and median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s exposure and access to unique markets compared to the peer group;

—	the Global X SuperDividend ETF’s Management Fee was 9 basis points higher than the peer group average and 10 basis points higher than the peer group median and its total expenses were 6 basis points higher than the peer group average and 5 basis points higher than the peer group median, and that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund and believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

—	the Global X Social Media ETF’s Management Fee was 4 basis points higher than the peer group average and 2 basis points higher than the peer group median and its total expenses were 2 basis points higher than the peer group average and 1 basis point lower than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds;

—	the Global X Guru Index ETF’s Management Fee was 21 basis points higher than the peer group average and 27 basis points higher than the peer group median and its total expenses were 16 basis points above the peer group average and 25 basis points above the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the Renewal Fund’s differentiated approach and the index construction of the underlying index, and that the fees and expenses were within the range of the comparable funds;

—	the Global X SuperDividend U.S. ETF’s Management Fee was 12 basis points higher than each of the peer group average and median and its total expenses were 5 basis points higher than the peer group average and 8 basis points higher than the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique methodology utilized by the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

—	the Global X SuperDividend Emerging Markets ETF’s Management Fee was 15 basis points above the peer group average and 10 basis points above the peer group median and its total expenses were 18 basis points above the peer group average and 13 basis points above the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique methodology utilized by the Renewal Fund;

—	the Global X SuperDividend REIT ETF’s Management Fee was 20 basis points above the peer group average and 15 basis points above the peer group median and its total expenses were 19 basis points above the peer group average and 15 basis points above the peer group median and that Global X Management believed the fees and expenses

Other Information (Form N-CSRS Item 11) (Unaudited) (Continued)

were appropriate in light of the unique methodology applied by the Renewal Fund;

—	the Global X Renewable Energy Producers ETF’s Management Fee was 19 basis points above the peer group average and 20 basis points above the peer group median and its total expenses were 12 basis points above the peer group average and 8 basis points above the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique exposure of the Renewal Fund and were within the range of the fees and expenses of the comparable funds;

—	the Global X MSCI SuperDividend EAFE ETF’s Management Fee was 19 basis points above the peer group average and 15 basis points above the peer group median and its total expenses were 20 basis points above the peer group average and 13 basis points above the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique methodology utilized by the Renewal Fund;

—	the Global X Disruptive Materials ETF’s Management Fee was 2 basis points above the peer group average and 5 basis points above the peer group median and its total expenses were equal to the peer group average and median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds; and

—	the Global X U.S. Electrification ETF’s Management Fee was 4 basis points above the peer group average and 5 basis points above the peer group median and its total expenses were 3 basis points below the peer group average and 7 basis points below the peer group median, and that Global X Management believed the fees and expenses were appropriate in light of the unique exposure of the Renewal Fund and were within the range of the fees and expenses of the comparable funds.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order

Other Information (Form N-CSRS Item 11) (Unaudited) (Concluded)

to seek to assure that the Renewal Funds are attractive to investors;

—	with respect to the Global X SuperDividend ETF, that Global X Management had agreed to extend the expense limitation in place for the Renewal Fund; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor

New York, NY 10158

1-888-493-8631

www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC

605 3rd Avenue, 43rd Floor

New York, NY 10158

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W.

Suite 700

Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-1400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 2, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 2, 2025